UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	August 31, 2020

Date of reporting period:	September 1, 2019 — February 29, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam PanAgora Market Neutral Fund

Semiannual report
2 | 29 | 20

Putnam PanAgora funds pursue systematic, rule-based strategies that combine cutting-edge quantitative techniques with fundamental investment insights.

FUND SYMBOL
CLASS A
PPMAX

Putnam PanAgora
Market Neutral
Fund

Semiannual report
2 | 29 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

April 9, 2020

Dear Fellow Shareholder:

After a period of gains and relative tranquility, global financial markets encountered considerable challenges in early 2020. In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. By mid-March, major U.S. indexes had fallen into bear market territory, defined as a 20% drop from a previous high. As often happens when stocks decline sharply, bonds generally provided better results. As investors rushed to safe havens, the yield on the benchmark 10-year U.S. Treasury note fell to historic lows. Central banks and governments worldwide have enacted measures to inject liquidity into the markets and restore confidence, including emergency interest-rate cuts.

Markets are working to assess the economic impact of the disease and the public health measures taken in response to it. It is still unclear what the costs will be and how long the effects of the COVID-19 pandemic will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain calm, stay focused on your long-term goals, and consult with your financial advisor. At Putnam, our investment professionals remain focused on actively managing fund portfolios with a research-intensive approach that includes risk management strategies.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 7–8 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 2/29/20. See above and pages 7–8 for additional fund performance information. Index descriptions can be found on pages 12–13.

2 PanAgora Market Neutral Fund

George D. Mussalli, CFA
Portfolio Manager

George is Chief Investment Officer and Head of Equity Research at PanAgora Asset Management. He has an M.B.A. from the Sloan School of Business at the Massachusetts Institute of Technology and a B.S. from Tufts University. George joined PanAgora in 2004 and has been in the investment industry since 1995.

Richard Tan, CFA
Portfolio Manager

Richard is a Director in the Equity group at PanAgora Asset Management. He has an M.B.A. from the Carroll Graduate School of Management at Boston College, an M.S. in Computer Science from Rutgers University, and a B.A. from Shanghai Jiao Tong University. Richard joined PanAgora in 2008 and has been in the investment industry since 1997.

Please review global market performance, beginning with equities.

For the six-month reporting period ended February 29, 2020, global equities gained 1.13% as measured by the MSCI All Country World Index [ND] [ACWI]. The asset class finished 2019 strongly due to continued optimism about the U.S.–China trade deal and a series of interest-rate cuts from the U.S. Federal Reserve [Fed]. At the start of 2020, global equities declined. The MSCI ACWI fell by 9.09% in the first two months of 2020. In February, equities reached an all-time high only to sell off later that month. Fears over the potential for a global outbreak of the coronavirus disease [COVID-19] to slow global economic growth further eroded investor confidence.

U.S. large-cap equities finished the six-month period up 1.92% as measured by the S&P 500 Index. Small-cap U.S. equities finished lower, with the Russell 2000 Index declining 0.52% over the same period. Although U.S. equities finished 2019 on a promising note, market turmoil battered the asset class after the amount of coro-navirus cases outside of mainland China surged. The S&P 500 Index notably declined by 11.44% in the last week of February 2020 as worries about the virus shook investor sentiment.

European equities lost 1.12% for the reporting period, as measured by the MSCI Europe Index

PanAgora Market Neutral Fund 3

Global composition

The table shows the fund’s long and short exposures in each country or region and the percentage of the fund’s net assets that each represented as of 2/29/20. Allocations will not total 100% because the table reflects the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[ND]. Similar to U.S. equities, European equities suffered significant losses at the start of 2020. The spread of the coronavirus hit European equities hard after a sizeable outbreak occurred in northern Italy, business slowed in Milan, and fears of contagion rose. Travel and leisure stocks fell the most, given new border restrictions, grounded flights, and lower consumer demand.

Emerging-market equities finished the reporting period up 2.93%, as measured by the MSCI Emerging Markets Index [ND]. Improved U.S.–China trade relations helped boost the asset class. Emerging-market equities had declined at the start of 2020. However, promising reports of the coronavirus containment in China helped to reduce losses compared with developing markets.

How did fixed-income markets perform?

Bonds ended the final months of 2019 on a decline as investors favored riskier assets. As mentioned previously, the market environment changed drastically in the first two months of 2020. Bonds rallied considerably as the coronavirus moved from being a localized epidemic to a global pandemic. Prices for U.S. Treasuries rose as yields dropped to record lows. The yield on the bellwether 10-year U.S. Treasury note declined by approximately 80 basis points from the start of 2020 through the end of the reporting period, closing at a then-all-time low of 1.13%. The spike in volatility and drastic repricing of assets took place over a short period of time. It also followed the results of the January FOMC [Federal Open Market Committee] meeting in which the Fed indicated that the U.S. economy and labor market remained strong.

Across the Atlantic, yields for developed-market government debt moved in step with the United States as prices climbed. The yield on the benchmark 10-year German bund retreated further into negative territory and closed the period at –0.61%. The Bloomberg Barclays U.S. Treasury Index and FTSE World Government Bond Index ex-U.S. [Hedged] finished the period up 3.44% and 0.75%, respectively. Investment-grade credit and inflation-linked bonds also reflected demand for safer haven assets. The Bloomberg Barclays U.S. Credit Index and the Bloomberg Barclays World Government Inflation-Linked Bond Index [Hedged] gained 4.14% and 0.36%, respectively, for the period.

4 PanAgora Market Neutral Fund

How did commodities, the third source of the fund’s asset class diversification, perform?

The risk aversion stemming from coronavirus fears directly affected the prices of commodities. Both the S&P GSCI and the Bloomberg Commodity Index saw their positive gains from the end of 2019 get completely wiped out by the end of February 2020. The more heavily energy-weighted S&P GSCI lost 9.97%, while the more balanced Bloomberg Commodity Index lost 7.06%. The steep decline in prices reflected investor fears that the spread of the corona-virus would disrupt China’s economy and the country’s large demand for certain commodities. The main commodity sectors, with the exception of safe-haven precious metals, posted negative performance for the period, with energy and industrial metals declining the most.

How did the fund perform? Could you discuss some detractors and contributors to results?

Putnam PanAgora Market Neutral Fund posted a return of –5.66% for the six-month reporting period. The long-term portfolio was the largest detractor with most of the underperformance coming from U.S. smaller-capitalization-equity short positions. Intermediate- and short-term strategies contributed to performance for the period.

The long-term portfolio declined due to poor stock selection within the United States. On a sector-basis, U.S. consumer staples and communication services detracted the most. Our alpha model struggled in both sectors. Within staples, growth and quality metrics detracted from results. In communication services, sentiment metrics underperformed. The U.S. health-care sector was the fund’s top contributor. Good performance came from stock selection within the pharmaceuticals, biotechnology, and life sciences industry groups. The alpha model within the health-care sector benefited from the positive performance of the industry-specific model.

International positions slightly detracted from overall results. Positions in the Asia-Pacific region detracted the most. The alpha model did not perform well in the Asia-Pacific region due to poor performance of value and quality metrics. In terms of countries, South Korea and Taiwan detracted the most. Positive stock selection results came from Germany and the United Kingdom, making the European region the largest international fund contributor. The alpha model worked well in Europe, driven by the solid performance of value metrics.

The fund’s intermediate strategies contributed to returns with the majority of positive performance coming from U.S. merger-arbitrage-related trades within the technology sector. The fund’s short-term strategies contributed as well due to performance of the index-reconstitution and company-investors-meeting strategies.

How did the fund use derivatives?

We used total return swaps to take long or short positions in equity securities.

What is your outlook and portfolio strategy for the coming months?

The fund is designed to generate attractive absolute returns under different market conditions and over different time horizons. The fund uses a diversified set of strategies that have low correlation to one another. The resulting combination is expected to result in more stable returns over time than any individual strategy alone.

At period end, the majority of the fund’s allocation was within the long-term portfolio, which utilizes fundamental-based signals applied across a broad universe of stocks and will provide the majority of the fund’s return, in our

PanAgora Market Neutral Fund 5

view. Intermediate- and short-term strategies provide additional alpha based on the number of corporate and market events.

Thank you, George and Richard, for your time and insights today.

Past performance is not a guarantee of future results.

The opinions expressed in this article represent the current, good-faith views of the author(s) at the time of publication, are provided for limited purposes, are not definitive investment advice, and should not be relied on as such. The information presented in this article has been developed internally and/or obtained from sources believed to be reliable; however, PanAgora Asset Management, Inc. (PanAgora) does not guarantee the accuracy, adequacy or completeness of such information. Predictions, opinions, and other information contained in this article are subject to change continually and without notice of any kind and may no longer be true after the date indicated. As with any investment there is a potential for profit as well as the possibility of loss.

Any forward-looking statements speak only as of the date they are made, and PanAgora assumes no duty to and does not undertake to update forward-looking statements. Forward-looking statements are subject to numerous assumptions, risks, and uncertainties, which change over time. Actual results could differ materially from those anticipated in forward-looking statements. Any investments to which this material relates are available only to or will be engaged in only with investment professionals.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one purpose: to take long or short positions in equity securities.

For example, the fund’s managers might use derivatives, such as total return swaps, to take long or short positions in equity securities. The fund may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. PanAgora monitors the counterparty risks we assume. For example, PanAgora often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 PanAgora Market Neutral Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended February 29, 2020, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 2/29/20
	Life of fund	Annual average	1 year	6 months
Class A (9/21/17)
Before sales charge	–18.30%	–7.95%	–10.71%	–5.66%
After sales charge	–23.00	–10.15	–15.84	–11.08
Class B (9/21/17)
Before CDSC	–19.70	–8.60	–11.37	–5.86
After CDSC	–22.11	–9.73	–15.80	–10.57
Class C (9/21/17)
Before CDSC	–19.70	–8.60	–11.37	–5.86
After CDSC	–19.70	–8.60	–12.25	–6.80
Class R (9/21/17)
Net asset value	–18.70	–8.13	–10.86	–5.68
Class R6 (9/21/17)
Net asset value	–17.80	–7.72	–10.55	–5.52
Class Y (9/21/17)
Net asset value	–17.80	–7.72	–10.55	–5.52

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

PanAgora Market Neutral Fund 7

Comparative index returns For periods ended 2/29/20

	Life of fund	Annual average	1 year	6 months
ICE BofA U.S.
Treasury Bill Index	4.90%	1.98%	2.27%	0.97%
Lipper Alternative
Equity Market
Neutral Funds	–6.57	–3.05	–4.99	–2.87
category average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year and life-of-fund periods ended 2/29/20, there were 70, 68, and 67 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 2/29/20
	Class A		Class B	Class C	Class R	Class R6	Class Y
	Before	After	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value
8/31/19	$8.66	$9.19	$8.53	$8.53	$8.62	$8.70	$8.70
2/29/20	8.17	8.67	8.03	8.03	8.13	8.22	8.22

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/20
	Life of fund	Annual average	1 year	6 months
Class A (9/21/17)
Before sales charge	–19.10%	–8.04%	–9.91%	–6.58%
After sales charge	–23.75	–10.17	–15.09	–11.95
Class B (9/21/17)
Before CDSC	–20.60	–8.72	–10.59	–6.92
After CDSC	–22.98	–9.81	–15.06	–11.57
Class C (9/21/17)
Before CDSC	–20.60	–8.72	–10.59	–6.92
After CDSC	–20.60	–8.72	–11.48	–7.85
Class R (9/21/17)
Net asset value	–19.60	–8.26	–10.17	–6.73
Class R6 (9/21/17)
Net asset value	–18.60	–7.81	–9.76	–6.44
Class Y (9/21/17)
Net asset value	–18.60	–7.81	–9.66	–6.44

See the discussion following the fund performance table on page 7 for information about the calculation of fund performance.

8 PanAgora Market Neutral Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios
	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 8/31/19*†	1.81%	2.56%	2.56%	2.06%	1.57%	1.56%
Total annual operating expenses for the
fiscal year ended 8/31/19*	3.31%	4.06%	4.06%	3.56%	3.07%	3.06%
Annualized expense ratio for the
six-month period ended 2/29/20	1.79%	2.54%	2.54%	2.04%	1.55%	1.54%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.02%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Other expenses have been restated to reflect current fees.

† Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/20.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 9/1/19 to 2/29/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$8.65	$12.26	$12.26	$9.86	$7.49	$7.45
Ending value (after expenses)	$943.40	$941.40	$941.40	$943.20	$944.80	$944.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

PanAgora Market Neutral Fund 9

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 2/29/20, use the following calculation method. To find the value of your investment on 9/1/19, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$8.97	$12.71	$12.71	$10.22	$7.77	$7.72
Ending value (after expenses)	$1,015.96	$1,012.23	$1,012.23	$1,014.72	$1,017.16	$1,017.21

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

10 PanAgora Market Neutral Fund

Consider these risks before investing

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets may hurt performance, and efforts to generate returns under different market conditions and over different time horizons may be unsuccessful. Quantitative models or data may be incorrect or incomplete, and reliance on those models or data may not produce the desired results. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments in which the fund invests (or has exposure to) are subject to interest-rate risk and credit risk. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives (including “short” derivatives) include losses caused by unexpected market movements (which are potentially unlimited), imperfect correlation between the price of the derivative and the price of the underlying asset, increased investment exposure (which may be considered leverage), the potential inability to terminate or sell derivatives positions, the potential need to sell securities at disadvantageous times to meet margin or segregation requirements, the potential inability to recover margin or other amounts deposited from a counterparty, and the potential failure of the other party to the instrument to meet its obligations. Leveraging can result in volatility in the fund’s performance and losses in excess of the amounts invested. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. By investing in open-end or closed-end investment companies and ETFs, the fund is indirectly exposed to the risks associated with direct ownership of the securities held by those investment companies or ETFs. Certain investments are not as readily traded as conventional securities, and the fund may be unable to sell these investments when it considers it desirable to do so. Frequent trading may cause the fund to experience increased brokerage commissions and other transaction costs, and the fund may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. You can lose money by investing in the fund.

PanAgora Market Neutral Fund 11

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. dollar-denominated, investment-grade fixed-income securities.

Bloomberg Barclays U.S. Credit Index is an unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable corporate and government-related bonds.

Bloomberg Barclays U.S. Treasury Index is an unmanaged index of U.S.-dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

Bloomberg Barclays World Government Inflation-Linked Bond (ILB) Index (Hedged) is an unmanaged index that tracks the performance of government inflation-protected securities.

Bloomberg Commodity Index is a broadly diversified index that measures the prices of commodities.

FTSE World Government Bond Index (WGBI) ex-U.S. (Hedged) is an unmanaged index that represents the world bond market, excluding the United States.

12 PanAgora Market Neutral Fund

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

MSCI ACWI (All Country World Index) (ND) is a free float-adjusted market capitalization index that is designed measure equity market performance in the global developed and emerging markets. Calculated with net dividends, this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI Emerging Markets Index (ND) is a free float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI Europe Index (ND) is an unmanaged index of Western European equity securities. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000 Index is an unmanaged index of 2,000 small companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

S&P GSCI is a composite index of commodity sector returns that represents a broadly diversified, unleveraged, long-only position in commodity futures.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

PanAgora Market Neutral Fund 13

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 29, 2020, Putnam employees had approximately $449,000,000 and the Trustees had approximately $74,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14 PanAgora Market Neutral Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

PanAgora Market Neutral Fund 15

The fund’s portfolio 2/29/20 (Unaudited)

UNITS (2.5%)*	Units	Value
Amplitude Healthcare Acquisition Corp. †	2,947	$30,590
CHP Merger Corp. †	1,898	19,796
Churchill Capital Corp. III †	374	3,908
CIIG Merger Corp. †	2,780	28,773
East Stone Acquisition Corp. †	2,904	28,982
Greenrose Acquisition Corp. †	2,903	29,030
InterPrivate Acquisition Corp. †	2,918	29,764
LIV Capital Acquisition Corp. (Mexico) †	2,822	28,502
PropTech Acquisition Corp. †	1,896	20,098
SCVX Corp. †	1,124	11,566
Total units (cost $226,752)		$231,009

INVESTMENT COMPANIES (0.7%)*	Shares	Value
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. †	640	$4,096
State Street Institutional U.S. Government Money Market Fund	59,360	59,360
Total investment companies (cost $63,854)		$63,456

SHORT-TERM INVESTMENTS (99.9%)*	Principal amount	Value
U.S. Treasury Bills with an effective yield of 1.533%, 5/7/20 ∆	$4,850,000	$4,838,439
U.S. Treasury Bills with an effective yield of 1.526%, 8/6/20	4,550,000	4,527,180
Total short-term investments (cost $9,356,004)		$9,365,619

TOTAL INVESTMENTS
Total investments (cost $9,646,610)		$9,660,084

Key to holding’s abbreviations

ETF/Etf	Exchange Traded Fund
JSC/Jsc	Joint Stock Company
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
SPDR/Spdr	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $9,379,553.

† This security is non-income-producing.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,218,788 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 7).

At the close of the reporting period, the fund maintained liquid assets totaling $27,128 to cover certain derivative contracts.

The dates shown on debt obligations are the original maturity dates.

16 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$46,614	$47,698	$—	1/28/25	(Federal Funds	1–800-Flowers.com	$1,028
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
12,909	13,213	—	1/28/25	(Federal Funds	2U Inc — Monthly	302
				Effective Rate US
				plus 0.25%) —
				Monthly
23,209	22,840	—	1/28/25	(Federal Funds	58.com Inc —	(396)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,087	6,764	—	1/28/25	(Federal Funds	Aberdeen Income	(260)
				Effective Rate US	Credit Strategies
				plus 0.25%) —	Fund — Monthly
				Monthly
7,859	6,630	—	1/28/25	(Federal Funds	Abivax Sa — Monthly	(1,242)
				Effective Rate US
				plus 0.25%) —
				Monthly
42,240	42,339	—	1/28/25	(Federal Funds	Acacia	39
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
				Monthly
—	—	—	1/28/25	(Federal Funds	Achillion	—
				Effective Rate US	Pharmaceutical —
				plus 0.25%) —	Monthly
				Monthly
13,475	13,309	—	1/28/25	(Federal Funds	Acs Actividades	(188)
				Effective Rate US	Construccion Y
				plus 0.25%) —	Servicios Sa —
				Monthly	Monthly
50,631	52,176	—	1/28/25	(Federal Funds	Adamas	1,460
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
31,706	32,699	—	1/28/25	(Federal Funds	Adaptimmune	942
				Effective Rate US	Therapeutics Plc —
				plus 0.25%) —	Monthly
				Monthly
37,941	38,006	—	1/28/25	(Federal Funds	Adesto	65
				Effective Rate US	Technologies
				plus 0.25%) —	Corp — Monthly
				Monthly
24,408	22,855	—	1/28/25	(Federal Funds	Admiral Group Plc —	(1,580)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$43,950	$44,003	$—	1/28/25	(Federal Funds	Advanced Disposal	$(8)
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
36,947	35,383	—	1/27/20	(Federal Funds	Advanced Micro	(1,605)
				Effective Rate US	Devices — Monthly
				plus 0.25%) —
				Monthly
22,028	22,033	—	1/28/25	(Federal Funds	Advanced	(45)
				Effective Rate US	Petrochemicals
				plus 1.20%) —	Co — Monthly
				Monthly
6,728	6,439	—	1/28/25	(Federal Funds	Advent Convertible	(256)
				Effective Rate US	& Income — Monthly
				plus 0.25%) —
				Monthly
66,986	57,449	—	1/28/25	(Federal Funds	Agenus Inc —	(9,677)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,512	18,266	—	1/28/25	(Federal Funds	Agilent	(275)
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
23,424	23,447	—	1/28/25	(Federal Funds	Agility Public	(31)
				Effective Rate US	Warehousing Co
				plus 1.20%) —	Kscp — Monthly
				Monthly
11,531	11,181	—	1/28/25	(Federal Funds	Aida Engineering	(367)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
37,729	34,574	—	1/28/25	(Federal Funds	Airgain Inc —	(3,214)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,384	9,923	—	1/30/20	(Federal Funds	Airtac International	(462)
				Effective Rate US	Group — Monthly
				plus 0.35%) —
				Monthly
10,402	9,638	—	1/28/25	(Federal Funds	Akzo Nobel Nv —	(781)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,463	40,044	—	1/28/25	(Federal Funds	Albany International	(3,483)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly

18 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,716	$19,061	$—	1/28/25	(Federal Funds	Aldeyra	$(1,705)
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
47,277	41,379	—	1/28/25	(Federal Funds	Alexander & Baldwin	(5,966)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
6,196	5,906	—	1/28/25	(Federal Funds	Alfresa Holdings	(299)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
19,622	19,552	—	1/28/25	(Federal Funds	Alibaba Group	(97)
				Effective Rate US	Holding Ltd —
				plus 0.25%) —	Monthly
				Monthly
7,964	7,642	—	1/27/20	(Federal Funds	Align Technology	(334)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
78,242	77,221	—	1/28/25	(Federal Funds	Allergan Plc —	(911)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,718	9,566	—	1/28/25	(Federal Funds	Alliance Global	(171)
				Effective Rate US	Group Inc — Monthly
				plus 0.75%) —
				Monthly
10,764	9,665	—	1/28/25	(Federal Funds	Allianzgi Convertible	(1,063)
				Effective Rate US	& Income Fund —
				plus 0.25%) —	Monthly
				Monthly
5,538	4,999	—	1/28/25	(Federal Funds	Allianzgi Convertible	(516)
				Effective Rate US	& Income Fund Ii —
				plus 0.25%) —	Monthly
				Monthly
3,406	3,019	—	1/28/25	(Federal Funds	Allianzgi Diversified	(380)
				Effective Rate US	Income — Monthly
				plus 0.25%) —
				Monthly
21,443	20,787	—	1/28/25	(Federal Funds	Allison Transmission	(683)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
18,170	16,524	—	1/28/25	(Federal Funds	Allstate Corp —	(1,587)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,352	$5,919	$—	1/28/25	(Federal Funds	Alpen Co Ltd —	$(442)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,499	44,737	—	1/28/25	(Federal Funds	Alpha & Omega	1,162
				Effective Rate US	Semiconductor
				plus 0.25%) —	Ltd — Monthly
				Monthly
30,590	29,464	—	1/28/25	(Federal Funds	Alphabet Inc —	(1,172)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,690	26,626	—	1/28/25	(Federal Funds	Altium Ltd —	(942)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,933	14,953	—	1/28/25	(Federal Funds	Amada Holdings Co	(4)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
10,047	9,757	—	1/28/25	(Federal Funds	Amag	(307)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
5,077	4,914	—	1/28/25	(Federal Funds	Amano Corp —	(172)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,735	24,489	—	1/28/25	(Federal Funds	Amazon.com Inc —	(1,280)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,417	31,000	—	1/28/25	(Federal Funds	American Express	(2,432)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
15,444	13,989	—	1/28/25	(Federal Funds	Ameriprise Financial	(1,382)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
27,457	24,706	—	1/28/25	(Federal Funds	Amerisourcebergen	(2,665)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
33,027	32,004	—	1/28/25	(Federal Funds	Amicus	(1,066)
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly

20 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,547	$36,564	$—	1/28/25	(Federal Funds	Amkor Technology	$(41)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
4,272	4,170	—	1/28/25	(Federal Funds	Amuse Inc —	(109)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
1,722	1,630	—	1/28/25	(Federal Funds	Anaptysbio Inc —	(95)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,220	23,623	—	1/28/25	(Federal Funds	Angiodynamics	(637)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
3,670	3,519	—	1/28/25	(Federal Funds	Apollo Senior	(134)
				Effective Rate US	Floating Rate Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
10,535	9,841	—	8/31/20	(Federal Funds	Apple Inc — Monthly	(683)
				Effective Rate US
				plus 0.25%) —
				Monthly
43,762	42,413	—	1/28/25	(Federal Funds	Arcbest Corp —	(1,253)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,601	29,168	—	1/28/25	(Federal Funds	Arena	(1,473)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
9,292	8,900	—	1/28/25	(Federal Funds	Argo Graphics Inc —	(405)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
51,274	47,271	—	1/28/25	(Federal Funds	Artisan Partners	(3,088)
				Effective Rate US	Asset Management
				plus 0.25%) —	Inc — Monthly
				Monthly
11,774	10,974	—	1/28/25	(Federal Funds	Ascom Holding Ag —	(817)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,813	25,515	—	1/28/25	(Federal Funds	Ashtead Group	(2,259)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 21

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,691	$20,506	$—	1/28/25	(Federal Funds	Asia Cement Corp —	$(186)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
36,891	33,252	—	1/28/25	(Federal Funds	Asm International	(3,691)
				Effective Rate US	Nv — Monthly
				plus 0.25%) —
				Monthly
6,520	6,301	—	1/28/25	(Federal Funds	Astellas Pharma	(229)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
12,418	12,151	—	1/28/25	(Federal Funds	Asustek Computer	(268)
				Effective Rate US	Inc — Monthly
				plus 0.35%) —
				Monthly
8,569	9,629	—	1/28/25	(Federal Funds	Atresmedia	1,046
				Effective Rate US	Corporacion
				plus 0.25%) —	de Medios de
				Monthly	Comunicacion Sa —
					Monthly
4,455	4,968	—	1/28/25	(Federal Funds	Audi Ag — Monthly	507
				Effective Rate US
				plus 0.25%) —
				Monthly
14,490	13,804	—	1/28/25	(Federal Funds	Aurizon Holdings	(431)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
7,675	7,598	—	1/28/25	(Federal Funds	Australian Pharma	(89)
				Effective Rate US	Indus Ltd — Monthly
				plus 0.25%) —
				Monthly
6,061	5,641	—	1/28/25	(Federal Funds	Avex Inc — Monthly	(430)
				Effective Rate US
				plus 0.25%) —
				Monthly
11,095	10,169	—	1/28/25	(Federal Funds	Aviva Plc — Monthly	(926)
				Effective Rate US
				plus 0.25%) —
				Monthly
4,645	4,387	—	1/27/20	(Federal Funds	Avnet Inc — Monthly	(266)
				Effective Rate US
				plus 0.25%) —
				Monthly
22,268	22,072	—	1/28/25	(Federal Funds	B&M European	(222)
				Effective Rate US	Value Retail Sa —
				plus 0.25%) —	Monthly
				Monthly

22 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,520	$9,801	$—	1/28/25	(Federal Funds	Baic Motor Corp	$(733)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
18,892	17,475	—	1/28/25	(Federal Funds	Balfour Beatty Plc —	(1,442)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,805	12,774	—	1/28/25	(Federal Funds	Bancfirst Corp —	(1,048)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,075	22,401	—	1/28/25	(Federal Funds	Bank Of America	(1,711)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
11,968	11,501	—	1/28/25	(Federal Funds	Bank Of Commerce	(484)
				Effective Rate US	Holdings — Monthly
				plus 0.25%) —
				Monthly
43,367	40,342	—	1/28/25	(Federal Funds	Bank Of Marin	(2,849)
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
59,748	54,768	—	1/28/25	(Federal Funds	Banner Corp —	(5,067)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
50,870	46,542	—	1/28/25	(Federal Funds	Barrett Business	(4,420)
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
20,865	20,061	—	1/28/25	(Federal Funds	Baudax Bio Inc —	(840)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,426	17,048	—	1/28/25	(Federal Funds	Bavarian Nordic	(401)
				Effective Rate US	As — Monthly
				plus 0.25%) —
				Monthly
40,727	39,700	—	1/28/25	(Federal Funds	Bbx Capital Corp —	(1,090)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,084	4,514	—	1/28/25	(Federal Funds	Beauty Garage Inc —	(579)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,774	$8,094	$—	1/28/25	(Federal Funds	Beenos Inc —	$(694)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,600	22,644	—	6/19/20	(Federal Funds	Beigene Ltd —	13
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,620	14,040	—	1/28/25	(Federal Funds	Beijing Capital	(600)
				Effective Rate US	International Airport
				plus 0.25%) —	Co Ltd — Monthly
				Monthly
20,051	18,774	—	1/28/25	(Federal Funds	Berkeley Group	(1,306)
				Effective Rate US	Holdings/The —
				plus 0.25%) —	Monthly
				Monthly
27,284	25,116	—	1/28/25	(Federal Funds	Best Buy Co Inc —	(2,209)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,573	16,741	—	1/28/25	(Federal Funds	Bid Corp Ltd —	(1,868)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
11,324	10,581	—	1/28/25	(Federal Funds	Bilia Ab — Monthly	(760)
				Effective Rate US
				plus 0.25%) —
				Monthly
19,040	18,769	—	1/28/25	(Federal Funds	Biodelivery	(309)
				Effective Rate US	Sciences
				plus 0.25%) —	International Inc —
				Monthly	Monthly
39,453	39,037	—	1/28/25	(Federal Funds	Biohaven	(477)
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Holding Co Ltd —
				Monthly	Monthly
9,391	8,740	—	1/28/25	(Federal Funds	Biotage Ab —	(664)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,148	40,529	—	1/28/25	(Federal Funds	Bj’s Restaurants	(2,691)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
4,373	4,339	—	1/28/25	(Federal Funds	Blackrock California	(29)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
				Monthly

24 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,948	$23,870	$—	1/28/25	(Federal Funds	Blackrock	$(935)
				Effective Rate US	Corporate High
				plus 0.25%) —	Yield Fund Inc —
				Monthly	Monthly
7,515	7,124	—	1/28/25	(Federal Funds	Blackrock Debt	(354)
				Effective Rate US	Strategies Fund
				plus 0.25%) —	Inc — Monthly
Monthly
13,637	13,023	—	1/28/25	(Federal Funds	Blackrock Floating	(552)
				Effective Rate US	Rate Income
				plus 0.25%) —	Strategies Fund
				Monthly	Inc — Monthly
3,953	3,754	—	1/28/25	(Federal Funds	Blackrock Floating	(180)
				Effective Rate US	Rate Income Trust —
				plus 0.25%) —	Monthly
Monthly
4,076	3,808	—	1/28/25	(Federal Funds	Blackrock Municipal	(260)
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
Monthly
2,108	2,072	—	1/28/25	(Federal Funds	Blackrock Municipal	(30)
				Effective Rate US	Income Quality
				plus 0.25%) —	Trust — Monthly
Monthly
2,750	2,700	—	1/28/25	(Federal Funds	Blackrock	(49)
				Effective Rate US	Munienhanced Fund
				plus 0.25%) —	Inc — Monthly
Monthly
2,865	2,824	—	1/28/25	(Federal Funds	Blackrock	(40)
				Effective Rate US	Muniholdings New
				plus 0.25%) —	Jersey Quality Fund
				Monthly	Inc — Monthly
2,635	2,609	—	1/28/25	(Federal Funds	Blackrock	(21)
				Effective Rate US	Muniholdings
				plus 0.25%) —	Quality Fund Ii —
				Monthly	Monthly
6,524	6,421	—	1/28/25	(Federal Funds	Blackrock	(101)
				Effective Rate US	Muniholdings
				plus 0.25%) —	Quality Fund —
				Monthly	Monthly
1,988	1,947	—	1/28/25	(Federal Funds	Blackrock	(37)
				Effective Rate US	Muniholdings
				plus 0.25%) —	Quality Fund —
				Monthly	Monthly
4,917	4,768	—	1/28/25	(Federal Funds	Blackrock Munivest	(143)
				Effective Rate US	Fund Inc — Monthly
plus 0.25%) —
Monthly

PanAgora Market Neutral Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$2,235	$2,164	$—	1/28/25	(Federal Funds	Blackrock Munivest	$(67)
				Effective Rate US	Fund Ii Inc —
				plus 0.25%) —	Monthly
				Monthly
3,719	3,663	—	1/28/25	(Federal Funds	Blackrock Muniyield	(52)
				Effective Rate US	California Quality
				plus 0.25%) —	Fund Inc — Monthly
				Monthly
4,569	4,445	—	1/28/25	(Federal Funds	Blackrock Muniyield	(117)
				Effective Rate US	Fund Inc — Monthly
				plus 0.25%) —
				Monthly
1,990	1,968	—	1/28/25	(Federal Funds	Blackrock Muniyield	(20)
				Effective Rate US	Michigan Quality
				plus 0.25%) —	Fund Inc — Monthly
				Monthly
2,357	2,310	—	1/28/25	(Federal Funds	Blackrock Muniyield	(41)
				Effective Rate US	New Jersey Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
2,744	2,702	—	1/28/25	(Federal Funds	Blackrock Muniyield	(37)
				Effective Rate US	Quality Fund Inc —
				plus 0.25%) —	Monthly
				Monthly
5,382	5,344	—	1/28/25	(Federal Funds	Blackrock Muniyield	(22)
				Effective Rate US	Quality Fund Inc —
				plus 0.25%) —	Monthly
				Monthly
15,953	15,068	—	1/28/25	(Federal Funds	Blackrock Taxable	(839)
				Effective Rate US	Municipal Bond
				plus 0.25%) —	Trust — Monthly
				Monthly
11,068	10,488	—	1/28/25	(Federal Funds	Blackstone/Gso	(515)
				Effective Rate US	Strategic Credit
				plus 0.25%) —	Fund — Monthly
				Monthly
5,544	5,394	—	1/28/25	(Federal Funds	Bml Inc — Monthly	(158)
				Effective Rate US
				plus 0.25%) —
				Monthly
3,695	3,498	—	1/28/25	(Federal Funds	Bny Mellon Strategic	(185)
				Effective Rate US	Municipals Inc —
				plus 0.25%) —	Monthly
				Monthly
4,089	3,935	—	1/28/25	(Federal Funds	Bny Mellon Strategic	(144)
				Effective Rate US	Municpal Bond
				plus 0.25%) —	Fund — Monthly
				Monthly

26 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,132	$9,833	$—	1/28/25	(Federal Funds	Bogota Financial	$(314)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
9,879	9,447	—	1/28/25	(Federal Funds	Bollore — Monthly	(448)
				Effective Rate US
				plus 0.25%) —
				Monthly
7,692	6,202	—	1/28/25	(Federal Funds	Bombardier Inc —	(1,502)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,597	23,637	—	1/28/25	(Federal Funds	Borgwarner Inc —	1,130
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,531	22,553	—	1/28/25	(Federal Funds	Boubyan Bank	(28)
				Effective Rate US	Kscp — Monthly
				plus 1.20%) —
				Monthly
15,543	15,558	—	1/28/25	(Federal Funds	Boubyan	(21)
				Effective Rate US	Petrochemicals Co
				plus 1.20%) —	Kscp — Monthly
				Monthly
60,115	67,218	—	1/28/25	(Federal Funds	Box Inc — Monthly	7,023
				Effective Rate US
				plus 0.25%) —
				Monthly
24,354	23,612	—	1/28/25	(Federal Funds	Boyd Gaming	(809)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
7,677	7,328	—	1/28/25	(Federal Funds	Bpost Sa — Monthly	(363)
				Effective Rate US
				plus 0.25%) —
				Monthly
18,242	17,539	—	1/28/25	(Federal Funds	Br Malls	(733)
				Effective Rate US	Participacoes Sa —
				plus 0.65%) —	Monthly
				Monthly
2,913	2,816	—	1/28/25	(Federal Funds	Brandywineglobal	(85)
				Effective Rate US	Global Income
				plus 0.25%) —	Opportunities Fund
				Monthly	Inc — Monthly
10,245	10,030	—	1/28/25	(Federal Funds	Bridgestone Corp —	(33)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$1,567	$1,504	$—	1/28/25	(Federal Funds	Bristol-Myers	$(65)
				Effective Rate US	Squibb Co —
				plus 0.25%) —	Monthly
				Monthly
17,930	17,068	—	1/28/25	(Federal Funds	Bristol-Myers	(619)
				Effective Rate US	Squibb Co —
				plus 0.25%) —	Monthly
				Monthly
22,342	21,026	—	1/28/25	(Federal Funds	Brookfield Real	(1,140)
				Effective Rate US	Assets Income Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
17,265	15,800	—	8/31/20	(Federal Funds	Brunswick Corp —	(1,403)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,068	18,086	—	1/28/25	(Federal Funds	Burgan Bank Sak —	(23)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
8,363	7,692	—	1/28/25	(Federal Funds	C&C Group Plc —	(683)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,711	6,996	—	1/28/25	(Federal Funds	Cac Holdings	(584)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
11,365	10,781	—	1/28/25	(Federal Funds	Caci International	(601)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
27,552	26,456	—	1/28/25	(Federal Funds	Cadence Design	(1,137)
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
47,099	46,226	—	1/28/25	(Federal Funds	Caesars	(943)
				Effective Rate US	Entertainment
				plus 0.25%) —	Corp — Monthly
				Monthly
8,109	7,895	—	1/28/25	(Federal Funds	Cafe De Coral	(226)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
4,140	3,750	—	1/28/25	(Federal Funds	Calamos Dynamic	(363)
				Effective Rate US	Convertible &
				plus 0.25%) —	Income Fund —
				Monthly	Monthly

28 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,458	$10,247	$—	1/28/25	(Federal Funds	Calbee Inc —	$(230)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,441	32,351	—	1/28/25	(Federal Funds	Campbell Soup	(1,138)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
5,103	5,069	—	1/28/25	(Federal Funds	Canon Inc —	89
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,150	11,832	—	1/28/25	(Federal Funds	Capita Plc —	(1,319)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,007	11,539	—	1/28/25	(Federal Funds	Capital City Bank	(485)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly
31,373	29,832	—	1/28/25	(Federal Funds	Capital One	(1,454)
				Effective Rate US	Financial Corp —
				plus 0.25%) —	Monthly
				Monthly
29,773	29,185	—	1/28/25	(Federal Funds	Card Factory Plc —	(623)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,554	24,409	—	1/28/25	(Federal Funds	Carlisle Cos Inc —	(1,099)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,082	10,621	—	1/28/25	(Federal Funds	Carlsberg As —	(478)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,096	8,554	—	1/28/25	(Federal Funds	Carnival Plc —	(421)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,329	7,447	—	1/28/25	(Federal Funds	Cawachi Ltd —	107
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,225	14,842	—	1/28/25	(Federal Funds	Cd Projekt Sa —	(1,410)
				Effective Rate US	Monthly
				plus 0.70%) —
				Monthly

PanAgora Market Neutral Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$25,467	$23,301	$—	1/28/25	(Federal Funds	Cdw Corp —	$(2,127)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,767	15,455	—	1/28/25	(Federal Funds	Cedar Realty Trust	(1,037)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
45,849	42,467	—	1/28/25	(Federal Funds	Central Valley	(3,179)
				Effective Rate US	Comm Bancorp —
				plus 0.25%) —	Monthly
				Monthly
43,249	39,042	—	1/28/25	(Federal Funds	Century Bancorp	(4,209)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
10,774	9,748	—	1/28/25	(Federal Funds	Cerence Inc —	(1,041)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,238	19,243	—	1/28/25	(Federal Funds	Charoen Pokphand	(30)
				Effective Rate US	Foods Pcl — Monthly
				plus 0.75%) —
				Monthly
35,687	33,976	—	1/28/25	(Federal Funds	Chevron Corp —	(1,286)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,130	9,375	—	1/28/25	(Federal Funds	China Energy	(766)
				Effective Rate US	Engineering Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
16,679	16,010	—	1/28/25	(Federal Funds	China Medical	(695)
				Effective Rate US	System Holdings
				plus 0.25%) —	Ltd — Monthly
				Monthly
7,068	6,829	—	1/28/25	(Federal Funds	Chong Kun Dang	(250)
				Effective Rate US	Pharmaceutical
				plus 0.35%) —	Corp — Monthly
				Monthly
8,422	8,749	—	1/28/25	(Federal Funds	Cie Automotive Sa —	313
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
63,055	61,296	—	1/28/25	(Federal Funds	Cirrus Logic Inc —	(1,861)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

30 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,385	$5,146	$—	1/28/25	(Federal Funds	Citizen Watch Co	$(247)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
28,943	28,019	—	1/28/25	(Federal Funds	Citrix Systems Inc —	(971)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
32,422	28,863	—	1/28/25	(Federal Funds	Civista Bancshares	(3,515)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
6,364	6,248	—	1/28/25	(Federal Funds	Ck Asset Holdings	(126)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
17,526	17,409	—	1/28/25	(Federal Funds	Ck Hutchison	(144)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
12,433	11,477	—	1/28/25	(Federal Funds	Clariant Ag —	(974)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,467	24,541	—	1/28/25	(Federal Funds	Clean Harbors Inc —	(2,969)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,453	6,260	—	1/28/25	(Federal Funds	Clearfield Inc —	(201)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,401	5,084	—	1/28/25	(Federal Funds	Cmic Holdings Co	(326)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
19,108	18,653	—	1/28/25	(Federal Funds	Coca-Cola Amatil	(55)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
34,230	32,010	—	1/28/25	(Federal Funds	Coca-Cola	(2,242)
				Effective Rate US	Consolidated Inc —
				plus 0.25%) —	Monthly
				Monthly
8,340	7,708	—	1/28/25	(Federal Funds	Coca-Cola Hbc Ag —	(644)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,742	$21,477	$—	1/28/25	(Federal Funds	Comerica Inc —	$(1,300)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
48,086	44,669	—	1/28/25	(Federal Funds	Comfort Systems	(3,489)
				Effective Rate US	Usa Inc — Monthly
				plus 0.25%) —
				Monthly
15,536	15,120	—	1/28/25	(Federal Funds	Comfortdelgro Corp	(445)
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
28,720	28,013	—	1/28/25	(Federal Funds	Commercial Vehicle	(754)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly
40,609	38,114	—	1/28/25	(Federal Funds	Commvault Systems	(2,553)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
25,554	23,716	—	1/28/25	(Federal Funds	Computacenter	(1,875)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
6,710	6,260	—	1/28/25	(Federal Funds	Computer	(405)
				Effective Rate US	Engineering &
				plus 0.25%) —	Consulting Ltd —
				Monthly	Monthly
50,057	38,781	—	1/28/25	(Federal Funds	Concert	(11,347)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
36,470	35,718	—	1/28/25	(Federal Funds	Condor Hospitality	(774)
				Effective Rate US	Trust Inc — Monthly
				plus 0.25%) —
				Monthly
30,399	29,338	—	1/28/25	(Federal Funds	Conmed Corp —	(1,106)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,769	42,097	—	1/28/25	(Federal Funds	Cornerstone	(1,754)
				Effective Rate US	Ondemand Inc —
				plus 0.25%) —	Monthly
				Monthly
62,557	58,185	—	1/28/25	(Federal Funds	Corvel Corp —	(4,499)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

32 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,517	$22,030	$—	1/28/25	(Federal Funds	Costar Group Inc —	$(517)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,257	6,701	—	1/28/25	(Federal Funds	Covestro Ag —	(567)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,114	14,864	—	1/28/25	(Federal Funds	Coway Co Ltd —	(272)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
38,703	38,057	—	1/28/25	(Federal Funds	Craft Brew Alliance	(657)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
26,434	24,728	—	1/28/25	(Federal Funds	Csx Corp — Monthly	(1,653)
				Effective Rate US
				plus 0.25%) —
				Monthly
24,327	23,299	—	1/28/25	(Federal Funds	Cummins Inc —	(863)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,594	14,352	—	1/28/25	(Federal Funds	Cushman &	745
				Effective Rate US	Wakefield Plc —
				plus 0.25%) —	Monthly
				Monthly
9,957	9,067	—	1/28/25	(Federal Funds	Cybernet Systems	(753)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
21,168	21,962	—	1/28/25	(Federal Funds	Cymabay	759
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
44,898	44,772	—	1/28/25	(Federal Funds	Cypress	(189)
				Effective Rate US	Semiconductor
				plus 0.25%) —	Corp — Monthly
				Monthly
27,087	24,960	—	1/28/25	(Federal Funds	Cytomx	(2,167)
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
17,588	16,834	—	1/28/25	(Federal Funds	Daelim Industrial Co	(784)
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly

PanAgora Market Neutral Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,267	$5,986	$—	1/28/25	(Federal Funds	Daido Metal Co	$(290)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
4,147	4,089	—	1/28/25	(Federal Funds	Daiichikosho Co	(65)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
22,823	21,802	—	1/29/20	(Federal Funds	Dali Foods Group Co	(1,046)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
14,030	12,439	—	1/28/25	(Federal Funds	Dassault Aviation	(1,611)
				Effective Rate US	Sa — Monthly
				plus 0.25%) —
				Monthly
14,787	14,186	—	1/28/25	(Federal Funds	Dcc Plc — Monthly	(624)
				Effective Rate US
				plus 0.25%) —
				Monthly
11,947	11,683	—	1/28/25	(Federal Funds	Demant As —	(281)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,462	5,151	—	1/28/25	(Federal Funds	Dena Co Ltd —	(321)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,051	25,211	—	1/28/25	(Federal Funds	Dentsply Sirona	(882)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
10,260	9,521	—	1/28/25	(Federal Funds	Deutsche Post Ag —	(756)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,814	7,343	—	1/28/25	(Federal Funds	Dexerials Corp —	(484)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,362	14,321	—	1/28/25	(Federal Funds	Dic Asset Ag —	(63)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
42,144	40,941	—	1/28/25	(Federal Funds	Dicerna	(1,260)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly

34 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,057	$5,670	$—	1/28/25	(Federal Funds	Domino’s Pizza	$(396)
				Effective Rate US	Group Plc — Monthly
				plus 0.25%) —
				Monthly
6,921	6,896	—	1/28/25	(Federal Funds	Dong-A St Co Ltd —	(36)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
12,450	12,744	—	1/28/25	(Federal Funds	Doosan Bobcat	753
				Effective Rate US	Inc — Monthly
				plus 0.35%) —
				Monthly
29,024	27,534	—	1/28/25	(Federal Funds	Dover Corp —	(1,402)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,469	18,171	—	1/28/25	(Federal Funds	Dropbox Inc —	(319)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,669	7,321	—	1/28/25	(Federal Funds	Dts Corp — Monthly	(361)
				Effective Rate US
				plus 0.25%) —
				Monthly
48,391	48,133	—	1/28/25	(Federal Funds	Ducommun Inc —	(324)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
23,736	21,706	—	1/28/25	(Federal Funds	Dunelm Group Plc —	(2,056)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
3,826	3,752	—	1/28/25	(Federal Funds	Dws Municipal	(66)
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
20,442	18,755	—	1/28/25	(Federal Funds	Dynavax	(1,721)
				Effective Rate US	Technologies
				plus 0.25%) —	Corp — Monthly
				Monthly
6,230	6,093	—	1/28/25	(Federal Funds	East Japan Railway	(147)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
1,662	1,510	—	1/28/25	(Federal Funds	Easyjet Plc —	(92)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$65,481	$61,508	$—	1/28/25	(Federal Funds	Eaton Corp Plc —	$(4,031)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
2,773	2,707	—	1/28/25	(Federal Funds	Eaton Vance	(61)
				Effective Rate US	California Municipal
				plus 0.25%) —	Bond Fund —
				Monthly	Monthly
10,371	9,860	—	1/28/25	(Federal Funds	Eaton Vance	(462)
				Effective Rate US	Floating-Rate
				plus 0.25%) —	Income Trust —
				Monthly	Monthly
16,740	15,976	—	1/28/25	(Federal Funds	Eaton Vance Limited	(660)
				Effective Rate US	Duration Income
				plus 0.25%) —	Fund — Monthly
				Monthly
4,832	4,667	—	1/28/25	(Federal Funds	Eaton Vance	(155)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
				Monthly
2,139	2,045	—	1/28/25	(Federal Funds	Eaton Vance Short	(85)
				Effective Rate US	Duration Diversified
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
12,076	11,668	—	1/28/25	(Federal Funds	Eaton Vance Senior	(350)
				Effective Rate US	Floating-Rate
				plus 0.25%) —	Trust — Monthly
				Monthly
29,389	27,747	—	1/28/25	(Federal Funds	Ebay Inc — Monthly	(1,553)
				Effective Rate US
				plus 0.25%) —
				Monthly
77,161	67,694	—	1/28/25	(Federal Funds	Egain Corp —	(9,549)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
84,370	84,023	—	1/28/25	(Federal Funds	El Paso Electric Co —	(465)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,556	22,071	—	1/28/25	(Federal Funds	Emaar Development	(536)
				Effective Rate US	Pjsc — Monthly
				plus 1.20%) —
				Monthly
21,418	21,114	—	1/28/25	(Federal Funds	Embotelladora	(344)
				Effective Rate US	Andina Sa —
				plus 1.25%) —	Monthly
				Monthly

36 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,017	$11,484	$—	1/28/25	(Federal Funds	Empire Co Ltd —	$(550)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
37,529	36,297	—	1/28/25	(Federal Funds	Encompass Health	(1,263)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
46,218	44,571	—	1/28/25	(Federal Funds	Enova International	(1,729)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
59,858	55,714	—	1/28/25	(Federal Funds	Ensign Group Inc/	(4,160)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
3,545	3,379	—	1/28/25	(Federal Funds	Enterprise Bancorp	(149)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,643	11,004	—	1/28/25	(Federal Funds	Ericsson Ltd —	(655)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
61,463	60,734	—	1/28/25	(Federal Funds	Esquire Financial	(812)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
19,631	18,915	—	1/28/25	(Federal Funds	Essity Ab — Monthly	(744)
				Effective Rate US
				plus 0.25%) —
				Monthly
10,257	10,257	—	1/28/25	(Federal Funds	Eureka Homestead	(14)
				Effective Rate US	Bancorp Inc —
				plus 0.25%) —	Monthly
				Monthly
16,709	15,722	—	1/28/25	(Federal Funds	Evercore Inc —	(859)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,635	5,610	—	1/28/25	(Federal Funds	Exedy Corp —	(34)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,979	32,973	—	1/28/25	(Federal Funds	Exxon Mobil Corp —	(490)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$68,321	$65,813	$—	1/28/25	(Federal Funds	Fabrinet — Monthly	$(2,619)
				Effective Rate US
				plus 0.25%) —
				Monthly
9,860	9,624	—	8/31/20	(Federal Funds	Facebook Inc —	(252)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,090	17,510	—	1/28/25	(Federal Funds	Faurecia Se —	(606)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,786	41,267	—	1/28/25	(Federal Funds	Federal Signal	(2,587)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
42,107	40,232	—	1/28/25	(Federal Funds	First Bancorp/	(1,687)
				Effective Rate US	Puerto Rico —
				plus 0.25%) —	Monthly
				Monthly
48,399	45,229	—	1/28/25	(Federal Funds	First Bancorp/	(3,241)
				Effective Rate US	Southern Pines
				plus 0.25%) —	Nc — Monthly
				Monthly
30,212	28,335	—	1/28/25	(Federal Funds	First Choice	(1,603)
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
43,663	40,536	—	1/28/25	(Federal Funds	First Defiance	(2,826)
				Effective Rate US	Financial Corp —
				plus 0.25%) —	Monthly
				Monthly
25,955	23,950	—	1/28/25	(Federal Funds	First Hawaiian Inc —	(1,786)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,147	7,577	—	1/28/25	(Federal Funds	First Trust High	(524)
				Effective Rate US	Income Long/Short
				plus 0.25%) —	Fund — Monthly
				Monthly
4,405	4,205	—	1/28/25	(Federal Funds	First Trust Senior	(177)
				Effective Rate US	Floating Rate
				plus 0.25%) —	Income Fund Ii —
				Monthly	Monthly
14,305	13,615	—	1/28/25	(Federal Funds	Fischer (Georg) —	(712)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

38 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$83,010	$81,867	$—	1/28/25	(Federal Funds	Five9 Inc — Monthly	$(1,256)
				Effective Rate US
				plus 0.25%) —
				Monthly
37,621	37,951	—	1/28/25	(Federal Funds	Forescout	329
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
27,628	26,536	—	1/28/25	(Federal Funds	Fortinet Inc —	(1,135)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,738	9,554	—	1/28/25	(Federal Funds	Fosun International	(195)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
24,820	21,187	—	1/28/25	(Federal Funds	Franklin Financial	(3,457)
				Effective Rate US	Services — Monthly
				plus 0.25%) —
				Monthly
3,615	3,384	—	1/28/25	(Federal Funds	Franklin Limited	(204)
				Effective Rate US	Duration Income
				plus 0.25%) —	Trust — Monthly
				Monthly
8,534	8,341	—	1/28/25	(Federal Funds	Fresenius Medical	(205)
				Effective Rate US	Care Ag & Co Kgaa —
				plus 0.25%) —	Monthly
				Monthly
19,286	17,850	—	1/28/25	(Federal Funds	Frontdoor Inc —	(1,461)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,546	8,241	—	1/28/25	(Federal Funds	Fuji Electric Co	(318)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
6,982	6,610	—	1/28/25	(Federal Funds	Fuji Soft Inc —	(346)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,540	10,130	—	1/28/25	(Federal Funds	Furukawa Co Ltd —	(426)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,099	7,652	—	1/28/25	(Federal Funds	Furuno Electric Co	(386)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,245	$33,438	$—	1/28/25	(Federal Funds	Gamco Investors	$142
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
12,270	11,470	—	1/28/25	(Federal Funds	Games Workshop	(801)
				Effective Rate US	Group Plc — Monthly
				plus 0.25%) —
				Monthly
18,076	17,678	—	1/28/25	(Federal Funds	Garmin Ltd —	(426)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,422	9,681	—	1/28/25	(Federal Funds	Generac Holdings	(755)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,285	11,140	—	1/28/25	(Federal Funds	Genexine Co Ltd —	(157)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
30,386	28,996	—	1/28/25	(Federal Funds	Gentex Corp —	(1,437)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,594	20,364	—	1/28/25	(Federal Funds	Genting Malaysia	(266)
				Effective Rate US	Bhd — Monthly
				plus 0.75%) —
				Monthly
10,581	10,298	—	1/28/25	(Federal Funds	Genting Singapore	(302)
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
17,453	17,517	—	1/28/25	(Federal Funds	Gerresheimer Ag —	38
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,319	19,539	—	1/28/25	(Federal Funds	Globus Medical	(1,821)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
31,187	30,846	—	1/28/25	(Federal Funds	Glycomimetics	(393)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
10,322	10,082	—	1/28/25	(Federal Funds	Gn Store Nord As —	(253)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

40 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$25,892	$25,389	$—	1/28/25	(Federal Funds	Go-Ahead Group	$(541)
				Effective Rate US	Plc — Monthly
plus 0.25%) —
Monthly
44,577	44,213	—	1/28/25	(Federal Funds	Great Lakes Dredge	(433)
				Effective Rate US	& Dock Co —
				plus 0.25%) —	Monthly
Monthly
1,858	1,794	—	1/28/25	(Federal Funds	Green Brick Partners	(66)
				Effective Rate US	Inc — Monthly
plus 0.25%) —
Monthly
23,767	21,973	—	1/28/25	(Federal Funds	Greggs Plc —	(1,822)
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
12,708	12,030	—	1/28/25	(Federal Funds	Grupo	(698)
				Effective Rate US	Aeroportuario Del
				plus 0.25%) —	Pacifico Sab De Cv —
				Monthly	Monthly
12,810	12,191	—	1/28/25	(Federal Funds	Grupo	(639)
				Effective Rate US	Aeroportuario del
				plus 0.25%) —	Sureste Sab De Cv —
				Monthly	Monthly
3,474	3,360	—	1/28/25	(Federal Funds	Guggenheim Credit	(100)
				Effective Rate US	Allocation Fund —
				plus 0.25%) —	Monthly
Monthly
17,558	16,551	—	1/28/25	(Federal Funds	Guggenheim	(931)
				Effective Rate US	Strategic
				plus 0.25%) —	Opportunities
				Monthly	Fund — Monthly
4,448	4,112	—	1/28/25	(Federal Funds	Guggenheim	(320)
				Effective Rate US	Taxable Municipal
				plus 0.25%) —	Managed Duration
				Monthly	Trust — Monthly
21,612	21,632	—	1/28/25	(Federal Funds	Gulf Bank Kscp —	(31)
				Effective Rate US	Monthly
plus 1.20%) —
Monthly
5,969	5,836	—	1/28/25	(Federal Funds	Hakuhodo Dy	(143)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
Monthly
22,253	21,920	—	1/28/25	(Federal Funds	Hanmi Pharm Co	(361)
				Effective Rate US	Ltd — Monthly
plus 0.35%) —
Monthly

PanAgora Market Neutral Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,479	$18,611	$—	1/28/25	(Federal Funds	Hanover Insurance	$(1,899)
				Effective Rate US	Group Inc/The —
				plus 0.25%) —	Monthly
				Monthly
6,495	6,161	—	1/28/25	(Federal Funds	Hanwa Co Ltd —	(345)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,858	8,766	—	1/28/25	(Federal Funds	Hanwha Corp —	(103)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
26,190	24,026	—	1/28/25	(Federal Funds	Hartford Financial	(2,048)
				Effective Rate US	Services Group/
				plus 0.25%) —	The — Monthly
				Monthly
4,623	4,337	—	1/28/25	(Federal Funds	Hastings Group	(294)
				Effective Rate US	Holdings Plc —
				plus 0.25%) —	Monthly
				Monthly
31,080	29,047	—	1/28/25	(Federal Funds	Hd Supply Holdings	(2,076)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
44,268	43,411	—	1/28/25	(Federal Funds	Healthstream Inc —	(920)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,559	10,045	—	1/28/25	(Federal Funds	Heidelbergcement	(530)
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
37,518	39,114	—	1/28/25	(Federal Funds	Heidrick & Struggles	1,523
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
10,529	10,412	—	1/28/25	(Federal Funds	Heijmans Nv —	(131)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,170	49,032	—	1/28/25	(Federal Funds	Herman Miller Inc —	(3,917)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,760	19,918	—	1/28/25	(Federal Funds	Heron Therapeutics	156
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

42 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$37,853	$34,414	$—	8/21/20	(Federal Funds	Hershey Co/The —	$(3,268)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,649	17,984	—	1/28/25	(Federal Funds	Highland Income	(575)
				Effective Rate US	Fund — Monthly
				plus 0.25%) —
				Monthly
48,712	47,930	—	1/28/25	(Federal Funds	Hilltop Holdings	(653)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
28,293	28,091	—	1/28/25	(Federal Funds	Hilton Worldwide	(203)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
31,544	32,217	—	1/28/25	(Federal Funds	Hitachi High-	628
				Effective Rate US	Technologies
				plus 0.25%) —	Corp — Monthly
				Monthly
49,718	47,984	—	1/28/25	(Federal Funds	Hms Holdings	(1,815)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
5,963	5,698	—	1/28/25	(Federal Funds	Hokuetsu Corp —	(275)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,988	26,199	—	1/28/25	(Federal Funds	Hologic Inc —	(832)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,440	17,637	—	1/28/25	(Federal Funds	Hyundai Mobis Co	(609)
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
9,694	9,185	—	1/28/25	(Federal Funds	Iaa Inc — Monthly	(524)
				Effective Rate US
				plus 0.25%) —
				Monthly
15,062	14,684	—	1/28/25	(Federal Funds	Iac/	(395)
				Effective Rate US	Interactivecorp —
				plus 0.25%) —	Monthly
				Monthly
5,669	5,411	—	1/28/25	(Federal Funds	Iida Group Holdings	(268)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,078	$34,395	$—	1/28/25	(Federal Funds	Illinois Tool Works	$(1,702)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
70,797	67,898	—	1/28/25	(Federal Funds	Immunogen Inc —	(3,029)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,343	37,488	—	1/28/25	(Federal Funds	Immunomedics	(928)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
6,823	6,650	—	1/28/25	(Federal Funds	Inaba Denki Sangyo	(184)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
14,641	14,093	—	1/28/25	(Federal Funds	Inchcape Plc —	(570)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,418	24,584	—	1/28/25	(Federal Funds	Incyte Corp —	(869)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,581	7,684	—	1/28/25	(Federal Funds	Indah Kiat Pulp	(910)
				Effective Rate US	& Paper Tbk —
				plus 0.75%) —	Monthly
				Monthly
18,570	17,116	—	1/28/25	(Federal Funds	Indofood Cbp	(1,491)
				Effective Rate US	Sukses Makmur
				plus 0.75%) —	Tbk — Monthly
				Monthly
36,857	33,117	—	1/28/25	(Federal Funds	Indofood Sukses	(3,816)
				Effective Rate US	Makmur Tbk Pt —
				plus 0.75%) —	Monthly
				Monthly
9,771	9,541	—	1/28/25	(Federal Funds	Ingenia	(134)
				Effective Rate US	Communities
				plus 0.25%) —	Group — Monthly
				Monthly
52,809	57,625	—	1/28/25	(Federal Funds	Ingles Markets Inc —	4,720
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,681	18,268	—	1/28/25	(Federal Funds	Innovent Biologics	(431)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

44 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$62,641	$62,527	$—	1/28/25	(Federal Funds	Insight Enterprises	$(220)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
25,180	24,957	—	1/28/25	(Federal Funds	Insperity Inc —	(269)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
56,711	53,765	—	1/28/25	(Federal Funds	Installed Building	(3,034)
				Effective Rate US	Products Inc —
				plus 0.25%) —	Monthly
				Monthly
15,943	15,003	—	1/28/25	(Federal Funds	Intercontinental	(941)
				Effective Rate US	Hotels Group Plc —
				plus 0.25%) —	Monthly
				Monthly
50,493	46,410	—	1/28/25	(Federal Funds	International	(4,160)
				Effective Rate US	Bancshares Corp —
				plus 0.25%) —	Monthly
				Monthly
6,491	5,434	—	1/28/25	(Federal Funds	International	(1,057)
				Effective Rate US	Consolidated
				plus 0.25%) —	Airlines Group —
				Monthly	Monthly
26,048	24,724	—	1/28/25	(Federal Funds	Intuit Inc — Monthly	(1,362)
				Effective Rate US
				plus 0.25%) —
				Monthly
3,728	3,643	—	1/28/25	(Federal Funds	Invesco Advantage	(73)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust Ii — Monthly
				Monthly
4,261	4,095	—	1/28/25	(Federal Funds	Invesco Ca V M I —	(163)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,363	18,508	—	1/28/25	(Federal Funds	Invesco	(848)
				Effective Rate US	Dynamic Credit
				plus 0.25%) —	Opportunities
				Monthly	Fund — Monthly
2,559	2,449	—	1/28/25	(Federal Funds	Invesco High	(96)
				Effective Rate US	Income Trust Ii —
				plus 0.25%) —	Monthly
				Monthly
6,925	6,790	—	1/28/25	(Federal Funds	Invesco Municipal	(117)
				Effective Rate US	Opportunity Trust —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,481	$6,355	$—	1/28/25	(Federal Funds	Invesco Municipal	$(110)
				Effective Rate US	Trust — Monthly
				plus 0.25%) —
				Monthly
3,865	3,794	—	1/28/25	(Federal Funds	Invesco Quality	(54)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
				Monthly
27,365	26,010	—	1/28/25	(Federal Funds	Invesco Senior	(1,239)
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
6,001	5,905	—	1/28/25	(Federal Funds	Invesco Trust For	(75)
				Effective Rate US	Investment Grade
				plus 0.25%) —	Municipals —
				Monthly	Monthly
5,246	5,136	—	1/28/25	(Federal Funds	Invesco Value	(98)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
				Monthly
9,538	8,992	—	1/28/25	(Federal Funds	Ipsen — Monthly	(560)
				Effective Rate US
				plus 0.25%) —
				Monthly
8,702	8,670	—	1/28/25	(Federal Funds	Ipsos — Monthly	(45)
				Effective Rate US
				plus 0.25%) —
				Monthly
27,040	25,248	—	1/28/25	(Federal Funds	Iqvia Holdings Inc —	(1,832)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,702	11,103	—	1/28/25	(Federal Funds	Itochu Techno-	(616)
				Effective Rate US	Solutions Corp —
				plus 0.25%) —	Monthly
				Monthly
25,103	24,421	—	1/28/25	(Federal Funds	Itt Inc — Monthly	(722)
				Effective Rate US
				plus 0.25%) —
				Monthly
17,988	15,845	—	1/28/25	(Federal Funds	J Alexander’s	(2,168)
				Effective Rate US	Holdings — Monthly
				plus 0.25%) —
				Monthly
8,763	8,808	—	1/28/25	(Federal Funds	Japan Prime Realty	32
				Effective Rate US	Investment Corp —
				plus 0.25%) —	Monthly
				Monthly

46 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,280	$9,195	$—	1/28/25	(Federal Funds	Japan Property	$(971)
				Effective Rate US	Management Center
				plus 0.25%) —	Co Ltd — Monthly
				Monthly
4,834	4,524	—	1/28/25	(Federal Funds	Japan Rental	(316)
				Effective Rate US	Housing
				plus 0.25%) —	Investments Inc —
				Monthly	Monthly
6,183	5,705	—	1/28/25	(Federal Funds	Japan Retail Fund	(377)
				Effective Rate US	Investment Corp —
				plus 0.25%) —	Monthly
				Monthly
6,011	5,963	—	1/28/25	(Federal Funds	Japan Tobacco	(57)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
22,269	21,885	—	1/28/25	(Federal Funds	Jazz	(423)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Plc — Monthly
				Monthly
8,162	7,640	—	1/28/25	(Federal Funds	Jbcc Holdings Inc —	(535)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,170	17,218	—	1/28/25	(Federal Funds	Jbs Sa — Monthly	(989)
				Effective Rate US
				plus 0.65%) —
				Monthly
21,817	20,364	—	1/28/25	(Federal Funds	Jd Sports Fashion	(1,477)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
25,908	24,993	—	1/28/25	(Federal Funds	Jd.com Inc —	(951)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,767	20,439	—	1/28/25	(Federal Funds	Jefferies Financial	(1,203)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly
14,318	13,870	—	1/28/25	(Federal Funds	Jiangsu Expressway	(469)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
43,408	40,640	—	1/28/25	(Federal Funds	John B. Sanfilippo &	(2,835)
				Effective Rate US	Son Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,052	$14,416	$—	1/28/25	(Federal Funds	Jvckenwood Corp —	$(1,660)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,499	5,391	—	1/28/25	(Federal Funds	Kajima Corp —	(116)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,942	5,581	—	1/28/25	(Federal Funds	Kato Sangyo Co	(369)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
5,102	4,873	—	1/28/25	(Federal Funds	Kawai Musical	(239)
				Effective Rate US	Instruments
				plus 0.25%) —	Manufacturing Co
				Monthly	Ltd — Monthly
37,987	37,972	—	1/28/25	(Federal Funds	Kemet Corp —	(68)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,728	8,256	—	1/28/25	(Federal Funds	Kemira Oyj —	(486)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,290	16,935	—	1/28/25	(Federal Funds	Kemper Corp —	(1,308)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,001	9,254	—	1/28/25	(Federal Funds	Keycorp — Monthly	(762)
				Effective Rate US
				plus 0.25%) —
				Monthly
65,191	65,669	—	1/28/25	(Federal Funds	Keysight	396
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
7,057	6,561	—	1/28/25	(Federal Funds	Kfc Holdings Japan	(507)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
53,495	52,665	—	1/28/25	(Federal Funds	Kforce Inc —	(922)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,649	16,804	—	1/28/25	(Federal Funds	Kia Motors Corp —	(868)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly

48 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,274	$14,352	$—	1/28/25	(Federal Funds	Kimball	$(947)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
6,913	6,607	—	1/28/25	(Federal Funds	Kingboard Holdings	(315)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
23,338	21,431	—	1/28/25	(Federal Funds	Kingboard	(1,940)
				Effective Rate US	Laminates Holdings
				plus 0.25%) —	Ltd — Monthly
				Monthly
11,086	10,609	—	1/28/25	(Federal Funds	Kingfisher Plc —	(477)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,491	7,273	—	1/28/25	(Federal Funds	Kissei	(229)
				Effective Rate US	Pharmaceutical Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
27,245	28,436	—	1/28/25	(Federal Funds	Kla Corp — Monthly	1,304
				Effective Rate US
				plus 0.25%) —
				Monthly
10,506	9,843	—	1/29/20	(Federal Funds	Klepierre — Monthly	(678)
				Effective Rate US
				plus 0.25%) —
				Monthly
12,596	11,144	—	1/28/25	(Federal Funds	Koc Holding As —	(1,476)
				Effective Rate US	Monthly
				plus 0.70%) —
				Monthly
34,897	34,139	—	1/28/25	(Federal Funds	Kohls Corp —	(774)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,029	3,950	—	1/27/20	(Federal Funds	Koito Manufacturing	(86)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
6,069	6,070	—	1/28/25	(Federal Funds	Komatsu Ltd —	(9)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,178	5,976	—	1/28/25	(Federal Funds	Konica Minolta	(211)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,216	$18,261	$—	1/28/25	(Federal Funds	Koninklijke Ahold	$(982)
				Effective Rate US	Delhaize Nv —
				plus 0.25%) —	Monthly
				Monthly
12,926	12,281	—	1/28/25	(Federal Funds	Kontoor Brands	(665)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
43,781	40,752	—	1/28/25	(Federal Funds	Korn Ferry —	(3,098)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,352	8,642	—	1/28/25	(Federal Funds	Kumho	(366)
				Effective Rate US	Petrochemical Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
25,435	25,460	—	1/28/25	(Federal Funds	Kuwait Finance	(32)
				Effective Rate US	House Kscp —
				plus 1.20%) —	Monthly
				Monthly
7,030	6,659	—	1/28/25	(Federal Funds	Kyb Corp — Monthly	(383)
				Effective Rate US
				plus 0.25%) —
				Monthly
13,964	13,278	—	1/28/25	(Federal Funds	L Brands Inc —	(523)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,315	41,686	—	1/28/25	(Federal Funds	La-Z-Boy Inc —	(1,695)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,448	8,125	—	1/28/25	(Federal Funds	Lagardere Sca —	(1,335)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
67,032	66,315	—	1/28/25	(Federal Funds	Lam Research	(803)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
39,902	38,066	—	1/28/25	(Federal Funds	Lantheus Holdings	(1,898)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,137	10,920	—	1/28/25	(Federal Funds	Lee & Man Paper	(228)
				Effective Rate US	Manufacturing
				plus 0.25%) —	Ltd — Monthly
				Monthly

50 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,397	$6,894	$—	1/28/25	(Federal Funds	Leonardo Spa —	$(514)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,664	21,057	—	1/28/25	(Federal Funds	Lexicon	(651)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
23,095	22,081	—	1/28/25	(Federal Funds	Lg Electronics Inc —	(807)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
22,013	21,788	—	1/28/25	(Federal Funds	Liberty Tripadvisor	(269)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
6,634	6,425	—	1/28/25	(Federal Funds	Lintec Corp —	(218)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,074	18,766	—	1/28/25	(Federal Funds	Livzon	(335)
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Group Inc — Monthly
				Monthly
37,412	37,682	—	1/28/25	(Federal Funds	Logmein Inc —	270
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
28,137	27,749	—	1/28/25	(Federal Funds	Longfor Group	(425)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
24,904	23,765	—	1/28/25	(Federal Funds	Lpl Financial	(1,179)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
11,453	11,021	—	1/28/25	(Federal Funds	Ls Industrial	(183)
				Effective Rate US	Systems — Monthly
				plus 0.35%) —
				Monthly
1,566	1,675	—	1/28/25	(Federal Funds	Lsc	107
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
				Monthly
48,259	46,128	—	1/28/25	(Federal Funds	M/I Homes Inc —	(2,212)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,380	$22,401	$—	1/28/25	(Federal Funds	Mabanee Co Sak —	$(30)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
30,013	21,916	—	1/28/25	(Federal Funds	Macrogenics Inc —	(8,132)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,601	10,286	—	1/28/25	(Federal Funds	Magna International	(332)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
4,352	4,305	—	1/28/25	(Federal Funds	Mainstay Mackay	(26)
				Effective Rate US	Definedterm
				plus 0.25%) —	Municipal
				Monthly	Opportunities
					Fund — Monthly
21,622	20,344	—	1/28/25	(Federal Funds	Malibu Boats Inc —	(1,307)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,801	6,972	—	1/28/25	(Federal Funds	Mamezou Holdings	164
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
16,399	15,796	—	1/28/25	(Federal Funds	Manpowergroup	(613)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
46,393	46,867	—	1/28/25	(Federal Funds	Marcus Corp —	700
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
65,723	59,871	—	1/28/25	(Federal Funds	Marten Transport	(5,939)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
6,625	6,252	—	1/28/25	(Federal Funds	Marvelous Inc —	(384)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,506	28,735	—	1/28/25	(Federal Funds	Mastercard Inc —	(776)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,743	8,365	—	1/28/25	(Federal Funds	Maxell Holdings	(391)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

52 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,442	$16,224	$—	1/29/20	(Federal Funds	Mckesson Corp —	$(2,180)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,280	17,557	—	1/28/25	(Federal Funds	Mckesson Europe	252
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
24,583	23,434	—	1/28/25	(Federal Funds	Mediatek Inc —	(1,150)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
17,409	16,510	—	1/27/20	(Federal Funds	Medtronic Plc —	(926)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
2,947	2,637	—	1/28/25	(Federal Funds	Meet Group Inc/	(313)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
6,251	6,050	—	1/28/25	(Federal Funds	Megmilk Snow	(211)
				Effective Rate US	Brand Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
40,865	36,514	—	1/28/25	(Federal Funds	Mei Pharma Inc —	(4,411)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,593	9,314	—	1/28/25	(Federal Funds	Meiji Holdings Co	(295)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
19,631	19,031	—	1/28/25	(Federal Funds	Meituan-Dianping —	(621)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,094	43,947	—	1/28/25	(Federal Funds	Mellanox	(209)
				Effective Rate US	Technologies Ltd —
				plus 0.25%) —	Monthly
				Monthly
27,419	26,260	—	1/28/25	(Federal Funds	Merck & Co Inc —	(1,201)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,104	23,647	—	1/28/25	(Federal Funds	Mercury General	(2,494)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$61,417	$59,018	$—	1/28/25	(Federal Funds	Meritage Homes	$(2,490)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
53,861	50,263	—	1/28/25	(Federal Funds	Mersana	(3,659)
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
11,934	11,623	—	1/28/25	(Federal Funds	Metallurgical Corp	(328)
				Effective Rate US	Of China Ltd —
				plus 0.25%) —	Monthly
				Monthly
33,579	32,096	—	1/28/25	(Federal Funds	Metso Oyj —	(1,536)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,465	8,199	—	1/28/25	(Federal Funds	Mfs Intermediate	(251)
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
1,902	1,829	—	1/28/25	(Federal Funds	Mfs Municipal	(69)
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
30,631	29,162	—	1/28/25	(Federal Funds	Microsoft Corp —	(1,419)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,663	9,257	—	1/28/25	(Federal Funds	Mimasu	(356)
				Effective Rate US	Semiconductor
				plus 0.25%) —	Industry Co Ltd —
				Monthly	Monthly
9,843	9,957	—	1/28/25	(Federal Funds	Miraca Holdings	99
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
9,476	9,364	—	1/28/25	(Federal Funds	Misc Bhd — Monthly	(131)
				Effective Rate US
				plus 0.75%) —
				Monthly
2,651	2,405	—	1/28/25	(Federal Funds	Mitchells & Butlers	(246)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
7,582	7,482	—	1/28/25	(Federal Funds	Mitsubishi Corp —	(111)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

54 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,931	$7,584	$—	1/28/25	(Federal Funds	Mitsubishi Gas	$(358)
				Effective Rate US	Chemical Co —
				plus 0.25%) —	Monthly
				Monthly
6,546	6,340	—	1/28/25	(Federal Funds	Mitsubishi Heavy	(217)
				Effective Rate US	Industries —
				plus 0.25%) —	Monthly
				Monthly
6,669	6,506	—	1/28/25	(Federal Funds	Mitsui Chemicals	(173)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
5,418	5,282	—	1/28/25	(Federal Funds	Mitsui Sugar Co	(144)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
5,943	5,822	—	1/28/25	(Federal Funds	Mitsui-Soko	(131)
				Effective Rate US	Holdings Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
6,432	6,353	—	1/28/25	(Federal Funds	Mixi Inc — Monthly	(89)
				Effective Rate US
				plus 0.25%) —
				Monthly
6,281	5,961	—	1/28/25	(Federal Funds	Mizuno Corp —	(330)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,616	22,638	—	1/28/25	(Federal Funds	Mobile Telecom-	(29)
				Effective Rate US	munications Co —
				plus 1.20%) —	Monthly
				Monthly
32,635	30,845	—	1/28/25	(Federal Funds	Mobileiron Inc —	(1,842)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,745	9,520	—	1/28/25	(Federal Funds	Molecular Medicine	(239)
				Effective Rate US	Spa — Monthly
				plus 0.25%) —
				Monthly
104,082	101,866	—	1/28/25	(Federal Funds	Molecular	(2,360)
				Effective Rate US	Templates Inc —
				plus 0.25%) —	Monthly
				Monthly
11,685	11,501	—	1/28/25	(Federal Funds	Momo Inc —	(202)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,983	$16,052	$—	1/28/25	(Federal Funds	Moneysupermarket.	$(932)
				Effective Rate US	com Group Plc —
				plus 0.25%) —	Monthly
				Monthly
37,324	34,324	—	1/28/25	(Federal Funds	Moody’s Corp —	(3,004)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,174	22,532	—	1/28/25	(Federal Funds	Motorola Solutions	(1,676)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
10,696	10,340	—	1/28/25	(Federal Funds	Msci Inc — Monthly	(346)
				Effective Rate US
				plus 0.25%) —
				Monthly
24,217	23,204	—	1/28/25	(Federal Funds	Multiplan	(937)
				Effective Rate US	Empreendimentos
				plus 0.65%) —	Imobiliarios Sa —
				Monthly	Monthly
23,111	23,133	—	1/28/25	(Federal Funds	National Bank Of	(29)
				Effective Rate US	Kuwait — Monthly
				plus 1.20%) —
				Monthly
42,606	37,118	—	1/28/25	(Federal Funds	National Research	(5,553)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
40,128	37,722	—	1/28/25	(Federal Funds	Natural Grocers By	(2,105)
				Effective Rate US	Vitamin Cottage
				plus 0.25%) —	Inc — Monthly
				Monthly
7,762	6,699	—	1/28/25	(Federal Funds	Nature’s Sunshine	(1,074)
				Effective Rate US	Products Inc —
				plus 0.25%) —	Monthly
				Monthly
7,497	7,371	—	1/28/25	(Federal Funds	Nec Networks &	(137)
				Effective Rate US	System Integration
				plus 0.25%) —	Corp — Monthly
				Monthly
57,253	59,880	—	1/28/25	(Federal Funds	Neophotonics	2,522
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
47,381	43,663	—	1/28/25	(Federal Funds	Netease Inc —	(3,782)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

56 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$2,263	$2,174	$—	1/28/25	(Federal Funds	Neuberger Berman	$(75)
				Effective Rate US	High Yield Strategies
				plus 0.25%) —	Fund Inc — Monthly
				Monthly
2,444	2,338	—	1/28/25	(Federal Funds	Neuberger Berman	(100)
				Effective Rate US	Municipal Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
2,571	2,425	—	1/28/25	(Federal Funds	New America High	(134)
				Effective Rate US	Income Fund —
				plus 0.25%) —	Monthly
				Monthly
16,318	15,603	—	1/28/25	(Federal Funds	New Oriental	(737)
				Effective Rate US	Education &
				plus 0.25%) —	Technology Group
				Monthly	Inc — Monthly
17,635	16,402	—	8/31/20	(Federal Funds	Newell Brands Inc —	(1,018)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,791	42,250	—	1/28/25	(Federal Funds	Nic Inc — Monthly	(2,613)
				Effective Rate US
				plus 0.25%) —
				Monthly
12,431	12,150	—	1/28/25	(Federal Funds	Nifco Inc — Monthly	(299)
				Effective Rate US
				plus 0.25%) —
				Monthly
6,342	6,053	—	1/28/25	(Federal Funds	Nintendo Co Ltd —	(299)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,938	4,793	—	1/28/25	(Federal Funds	Nippon Express Co	(153)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
7,651	7,408	—	1/28/25	(Federal Funds	Nippon Shinyaku Co	(256)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
12,661	12,368	—	1/28/25	(Federal Funds	Nisshin Oillio Group	(312)
				Effective Rate US	Ltd/The — Monthly
				plus 0.25%) —
				Monthly
5,068	5,079	—	1/28/25	(Federal Funds	Nisshin Seifun	4
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,475	$14,273	$—	1/28/25	(Federal Funds	Nortonlifelock Inc —	$8,512
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
18,150	17,620	—	1/28/25	(Federal Funds	Nuance	(552)
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
Monthly
25,636	24,416	—	1/28/25	(Federal Funds	Nuvasive Inc —	(1,271)
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
19,448	18,926	—	1/28/25	(Federal Funds	Nuveen Amt-Free	(488)
				Effective Rate US	Municipal Credit
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
24,412	24,132	—	1/28/25	(Federal Funds	Nuveen Amt-Free	(212)
				Effective Rate US	Quality Municipal
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
28,160	26,660	—	1/28/25	(Federal Funds	Nuveen Credit	(1,309)
				Effective Rate US	Strategies Income
				plus 0.25%) —	Fund — Monthly
Monthly
3,242	3,184	—	1/28/25	(Federal Funds	Nuveen Municipal	(54)
				Effective Rate US	Value Fund —
				plus 0.25%) —	Monthly
Monthly
15,896	14,949	—	1/28/25	(Federal Funds	Nuveen Floating	(932)
				Effective Rate US	Rate Income Fund —
				plus 0.25%) —	Monthly
Monthly
13,227	12,918	—	1/28/25	(Federal Funds	Nuveen Municipal	(280)
				Effective Rate US	Credit Income
				plus 0.25%) —	Fund — Monthly
Monthly
19,229	18,465	—	1/28/25	(Federal Funds	Nuveen Municipal	(751)
				Effective Rate US	High Income
				plus 0.25%) —	Opportunity Fund —
				Monthly	Monthly
3,100	3,034	—	1/28/25	(Federal Funds	Nuveen New Jersey	(60)
				Effective Rate US	Quality Municipal
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
2,281	2,256	—	1/28/25	(Federal Funds	Nuveen	(20)
				Effective Rate US	Pennsylvania
				plus 0.25%) —	Quality Municipal
				Monthly	Income Fund —
Monthly

58 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,790	$18,590	$—	1/28/25	(Federal Funds	Nuveen Quality	$(143)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Fund — Monthly
				Monthly
17,340	16,393	—	1/28/25	(Federal Funds	Nuveen Senior	(957)
				Effective Rate US	Income Fund —
				plus 0.25%) —	Monthly
				Monthly
3,337	3,160	—	1/28/25	(Federal Funds	Nuveen Short	(171)
				Effective Rate US	Duration Credit
				plus 0.25%) —	Opportunities
				Monthly	Fund — Monthly
5,343	5,013	—	1/28/25	(Federal Funds	Nuveen Taxable	(310)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Fund — Monthly
				Monthly
10,563	10,096	—	1/28/25	(Federal Funds	Obayashi Corp —	(482)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,744	7,530	—	1/28/25	(Federal Funds	Obi Pharma Inc —	(214)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
16,761	16,690	—	1/28/25	(Federal Funds	Office Depot Inc —	83
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,471	37,977	—	1/28/25	(Federal Funds	Oil-Dri Corp Of	(3,244)
				Effective Rate US	America — Monthly
				plus 0.25%) —
				Monthly
5,734	5,516	—	1/28/25	(Federal Funds	Oki Electric Industry	(226)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
45,188	43,342	—	1/28/25	(Federal Funds	Omnicell Inc —	(1,909)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,750	8,013	—	1/28/25	(Federal Funds	Oncotherapy	(754)
				Effective Rate US	Science Inc —
				plus 0.25%) —	Monthly
				Monthly
6,570	6,147	—	1/28/25	(Federal Funds	Ono Pharmaceutical	(433)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$46,243	$43,117	$—	1/28/25	(Federal Funds	Oppenheimer	$(2,974)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
10,410	9,893	—	1/29/20	(Federal Funds	Orica Ltd — Monthly	(533)
				Effective Rate US
				plus 0.25%) —
				Monthly
14,990	15,006	—	1/28/25	(Federal Funds	Osjb Holdings	(7)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
12,633	13,231	—	1/28/25	(Federal Funds	Osotspa Pcl —	572
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly
7,868	7,425	—	1/28/25	(Federal Funds	Ovs Spa — Monthly	(456)
				Effective Rate US
				plus 0.25%) —
				Monthly
6,055	5,767	—	1/28/25	(Federal Funds	Oyo Corp — Monthly	(297)
				Effective Rate US
				plus 0.25%) —
				Monthly
33,350	33,548	—	1/28/25	(Federal Funds	Pacific Biosciences	132
				Effective Rate US	Of California Inc —
				plus 0.25%) —	Monthly
				Monthly
6,008	5,374	—	1/28/25	(Federal Funds	Pal Group Holdings	(480)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
66,005	64,300	—	1/28/25	(Federal Funds	Parker Hannifin	(1,632)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
60,108	55,415	—	1/28/25	(Federal Funds	Paysign Inc —	(4,774)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
66,145	64,096	—	1/28/25	(Federal Funds	Pc Connection Inc —	(2,163)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
56,257	56,027	—	1/28/25	(Federal Funds	Pdf Solutions Inc —	(301)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

60 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,215	$20,867	$—	1/28/25	(Federal Funds	Pennant Group Inc/	$(3,376)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
37,473	37,310	—	1/28/25	(Federal Funds	Perdoceo Education	(214)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
12,802	11,721	—	1/28/25	(Federal Funds	Persimmon Plc —	(1,099)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
32,286	30,350	—	1/28/25	(Federal Funds	Petrobras	(1,510)
				Effective Rate US	Distribuidora Sa —
				plus 0.65%) —	Monthly
				Monthly
23,297	21,108	—	1/28/25	(Federal Funds	Pets At Home Group	(2,214)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
8,558	8,174	—	1/28/25	(Federal Funds	Pgim Global High	(336)
				Effective Rate US	Yield Fund —
				plus 0.25%) —	Monthly
				Monthly
8,539	8,099	—	1/28/25	(Federal Funds	Pgim High Yield	(393)
				Effective Rate US	Bond Fund —
				plus 0.25%) —	Monthly
				Monthly
21,983	22,728	—	1/28/25	(Federal Funds	Pharma Mar Sa —	711
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,151	6,869	—	1/28/25	(Federal Funds	Pharmally	(282)
				Effective Rate US	Interenational
				plus 0.35%) —	Holding Co Ltd —
				Monthly	Monthly
20,811	20,134	—	1/30/20	(Federal Funds	Phison Electronics	(679)
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly
23,826	21,907	—	1/28/25	(Federal Funds	Phoenix Group	(1,945)
				Effective Rate US	Holdings Plc —
				plus 0.25%) —	Monthly
				Monthly
12,151	11,555	—	1/28/25	(Federal Funds	Piaggio & C Spa —	(615)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,617	$3,519	$—	1/28/25	(Federal Funds	Pimco California	$(90)
				Effective Rate US	Municipal Income
				plus 0.25%) —	Fund — Monthly
Monthly
23,210	20,656	—	1/28/25	(Federal Funds	Pimco Corporate &	(2,457)
				Effective Rate US	Income Opportunity
				plus 0.25%) —	Fund — Monthly
Monthly
2,675	2,343	—	1/28/25	(Federal Funds	Pimco Global	(314)
				Effective Rate US	Stocksplus &
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
4,464	4,133	—	1/28/25	(Federal Funds	Pimco Income	(309)
				Effective Rate US	Strategy Fund —
				plus 0.25%) —	Monthly
Monthly
8,849	8,397	—	1/28/25	(Federal Funds	Pimco Income	(406)
				Effective Rate US	Strategy Fund Ii —
				plus 0.25%) —	Monthly
Monthly
3,856	3,740	—	1/28/25	(Federal Funds	Pimco Municipal	(110)
				Effective Rate US	Income Fund —
				plus 0.25%) —	Monthly
Monthly
7,186	6,876	—	1/28/25	(Federal Funds	Pimco Municipal	(294)
				Effective Rate US	Income Fund Ii —
				plus 0.25%) —	Monthly
Monthly
3,127	3,065	—	1/28/25	(Federal Funds	Pimco Municipal	(58)
				Effective Rate US	Income Fund Iii —
				plus 0.25%) —	Monthly
Monthly
12,914	11,877	—	1/28/25	(Federal Funds	Pioneer Bancorp	(1,056)
				Effective Rate US	Inc/Ny — Monthly
plus 0.25%) —
Monthly
4,588	4,337	—	1/28/25	(Federal Funds	Pioneer High	(226)
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
Monthly
3,919	3,843	—	1/28/25	(Federal Funds	Pioneer Municipal	(68)
				Effective Rate US	High Income
				plus 0.25%) —	Advantage Trust —
				Monthly	Monthly
2,677	2,577	—	1/28/25	(Federal Funds	Pioneer Municipal	(95)
				Effective Rate US	High Income Trust —
				plus 0.25%) —	Monthly
Monthly

62 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$27,784	$26,000	$—	1/28/25	(Federal Funds	Piper Sandler Cos —	$(1,550)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,715	8,661	—	1/28/25	(Federal Funds	Playtech Plc —	(2,071)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,300	16,601	—	1/28/25	(Federal Funds	Popular Inc —	(709)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,603	12,178	—	1/28/25	(Federal Funds	Porsche Automobil	(445)
				Effective Rate US	Holding Se —
				plus 0.25%) —	Monthly
				Monthly
9,817	9,134	—	1/28/25	(Federal Funds	Posco International	62
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly
59,795	54,260	—	1/28/25	(Federal Funds	Potbelly Corp —	(5,600)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
1,309	1,270	—	1/28/25	(Federal Funds	Powell Industries	(30)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
41,000	39,429	—	1/28/25	(Federal Funds	Pricesmart Inc —	(1,385)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
28,117	26,496	—	1/28/25	(Federal Funds	Procter & Gamble	(1,488)
				Effective Rate US	Co/The — Monthly
				plus 0.25%) —
				Monthly
32,736	30,069	—	1/28/25	(Federal Funds	Progressive Corp —	(2,714)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,395	17,811	—	1/28/25	(Federal Funds	Proofpoint Inc —	(1,615)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,426	34,906	—	1/28/25	(Federal Funds	Providence Service	(3,571)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,967	$5,609	$—	1/28/25	(Federal Funds	Provident Financial	$(327)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
64,013	64,602	—	1/28/25	(Federal Funds	Ptc Therapeutics	484
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
19,605	18,733	—	1/28/25	(Federal Funds	Pultegroup Inc —	(901)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,737	23,048	—	1/28/25	(Federal Funds	Puma	285
				Effective Rate US	Biotechnology Inc —
				plus 0.25%) —	Monthly
				Monthly
34,935	33,597	—	1/28/25	(Federal Funds	Pzena Investment	(1,243)
				Effective Rate US	Management Inc —
				plus 0.25%) —	Monthly
				Monthly
7,884	7,897	—	1/28/25	(Federal Funds	Qad Inc — Monthly	1
				Effective Rate US
				plus 0.25%) —
				Monthly
18,843	19,278	—	1/28/25	(Federal Funds	Qiagen Nv —	409
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,308	11,133	—	1/28/25	(Federal Funds	Quadient — Monthly	(1,192)
				Effective Rate US
				plus 0.25%) —
				Monthly
27,483	27,014	—	1/28/25	(Federal Funds	Qualcomm Inc —	(512)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,308	46,200	—	1/28/25	(Federal Funds	Quanex Building	(3,176)
				Effective Rate US	Products Corp —
				plus 0.25%) —	Monthly
				Monthly
39,428	39,512	—	1/28/25	(Federal Funds	Ra Pharmaceuticals	29
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
15,948	16,565	—	1/28/25	(Federal Funds	Ralph Lauren	607
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly

64 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$58,727	$47,353	$—	1/28/25	(Federal Funds	Rci Hospitality	$(11,435)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
75,243	70,338	—	1/28/25	(Federal Funds	Recro Pharma Inc —	(5,042)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
40,201	37,888	—	1/28/25	(Federal Funds	Regal Beloit Corp —	(2,357)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,280	12,893	—	1/28/25	(Federal Funds	Regeneron	(401)
				Effective Rate US	Pharmaceuticals —
				plus 0.25%) —	Monthly
				Monthly
37,668	31,720	—	1/28/25	(Federal Funds	Regenxbio Inc —	(5,997)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
52,722	46,940	—	1/28/25	(Federal Funds	Regional	(5,854)
				Effective Rate US	Management
				plus 0.25%) —	Corp — Monthly
				Monthly
5,513	5,288	—	1/28/25	(Federal Funds	Resorttrust Inc —	(234)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,741	9,338	—	1/28/25	(Federal Funds	Restorbio Inc —	(415)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
48,483	49,166	—	1/28/25	(Federal Funds	Retrophin Inc —	613
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
40,550	36,864	—	1/28/25	(Federal Funds	Revere Bank —	(3,745)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,252	7,997	—	1/28/25	(Federal Funds	Rheinmetall Ag —	(268)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,543	12,993	—	1/28/25	(Federal Funds	Richmond Mutual	(571)
				Effective Rate US	Bancorporation
				plus 0.25%) —	Inc — Monthly
				Monthly

PanAgora Market Neutral Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$38,094	$37,217	$—	1/28/25	(Federal Funds	Rigel	$(937)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
7,530	7,366	—	1/28/25	(Federal Funds	Rivernorth/	(93)
				Effective Rate US	Doublelne Strategic
				plus 0.25%) —	Opportunity Fund
				Monthly	Inc — Monthly
46,113	42,796	—	1/28/25	(Federal Funds	Riverview Bancorp	(3,386)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
24,144	23,289	—	1/28/25	(Federal Funds	Robert Half	(737)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
19,987	18,939	—	1/28/25	(Federal Funds	Roche Holding Ag —	(1,075)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,148	9,542	—	1/28/25	(Federal Funds	Rockwell	(568)
				Effective Rate US	Automation Inc —
				plus 0.25%) —	Monthly
				Monthly
25,923	26,144	—	1/28/25	(Federal Funds	Roku Inc — Monthly	179
				Effective Rate US
				plus 0.25%) —
				Monthly
14,260	13,543	—	1/28/25	(Federal Funds	Roland Dg Corp —	(659)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,878	12,854	—	1/28/25	(Federal Funds	Rolls-Royce	(34)
				Effective Rate US	Holdings Plc —
				plus 0.25%) —	Monthly
				Monthly
22,657	21,378	—	1/28/25	(Federal Funds	Royal Mail Plc —	(1,303)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,735	18,625	—	1/28/25	(Federal Funds	Royal Unibrew As —	(1,139)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,266	20,862	—	1/28/25	(Federal Funds	Rr Donnelley & Sons	(3,116)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly

66 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$35,189	$34,970	$—	1/28/25	(Federal Funds	Ruth’s Hospitality	$(269)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly
6,779	6,549	—	1/28/25	(Federal Funds	Ryoyo Electro	(108)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
16,388	15,618	—	1/28/25	(Federal Funds	Safran Sa — Monthly	(796)
				Effective Rate US
				plus 0.25%) —
				Monthly
29,247	26,785	—	1/28/25	(Federal Funds	Sage Group Plc/	(2,064)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
5,651	5,363	—	1/28/25	(Federal Funds	Saint Marc Holdings	(298)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
5,879	5,696	—	1/28/25	(Federal Funds	Saizeriya Co Ltd —	(192)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,367	26,071	—	1/28/25	(Federal Funds	Salesforce.com	(1,309)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
23,771	22,849	—	1/28/25	(Federal Funds	Samsung	(911)
				Effective Rate US	Electronics Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
9,677	9,207	—	1/28/25	(Federal Funds	Samsung	(488)
				Effective Rate US	Engineering Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
10,901	10,319	—	1/28/25	(Federal Funds	Sandvik Ab —	(599)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
32,521	40,262	—	1/28/25	(Federal Funds	Sangamo	7,692
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
6,139	6,123	—	1/28/25	(Federal Funds	Sangetsu Corp —	(26)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,049	$7,081	$—	1/28/25	(Federal Funds	Sanki Engineering	$21
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
17,364	16,433	—	1/28/25	(Federal Funds	Sankyo Co Ltd —	(955)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,708	4,508	—	1/28/25	(Federal Funds	Sato Holdings	(209)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
24,170	23,595	—	1/28/25	(Federal Funds	Saudi Industrial	(632)
				Effective Rate US	Investment Group —
				plus 1.20%) —	Monthly
				Monthly
48,181	43,526	—	1/28/25	(Federal Funds	Saul Centers Inc —	(4,192)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,905	4,502	—	1/28/25	(Federal Funds	Scala Inc — Monthly	(319)
				Effective Rate US
				plus 0.25%) —
				Monthly
11,571	12,003	—	1/28/25	(Federal Funds	Scandinavian	415
				Effective Rate US	Tobacco Group As —
				plus 0.25%) —	Monthly
				Monthly
8,019	8,716	—	1/28/25	(Federal Funds	Seegene Inc —	685
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
8,302	7,851	—	1/28/25	(Federal Funds	Sekisui House Ltd —	(328)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
71,607	66,625	—	1/28/25	(Federal Funds	Select Medical	(5,095)
				Effective Rate US	Holdings Corp —
				plus 0.25%) —	Monthly
				Monthly
13,925	13,643	—	1/28/25	(Federal Funds	Sella Capital	(171)
				Effective Rate US	Real Estate Ltd —
				plus 0.70%) —	Monthly
				Monthly
16,805	15,912	—	1/28/25	(Federal Funds	Sensata	(903)
				Effective Rate US	Technologies
				plus 0.25%) —	Holding — Monthly
				Monthly

68 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,878	$12,559	$—	1/28/25	(Federal Funds	Sesa Spa — Monthly	$(338)
				Effective Rate US
				plus 0.25%) —
				Monthly
14,606	13,426	—	1/28/25	(Federal Funds	Seven Group	(1,202)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
20,981	20,608	—	1/28/25	(Federal Funds	Shandong Weigao	(400)
				Effective Rate US	Group Medical
				plus 0.25%) —	Polymer Co Ltd —
				Monthly	Monthly
6,828	6,685	—	1/28/25	(Federal Funds	Shimamura Co	(73)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
5,761	5,572	—	1/28/25	(Federal Funds	Shindengen Electric	(198)
				Effective Rate US	Manufacturing Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
6,867	6,486	—	1/27/20	(Federal Funds	Showa Denko K K —	(391)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,964	11,854	—	1/28/25	(Federal Funds	Shun Tak Holdings	(128)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
34,420	32,228	—	1/28/25	(Federal Funds	Sierra Bancorp —	(1,973)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,863	17,470	—	1/28/25	(Federal Funds	Silicon Laboratories	(1,395)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
8,753	8,424	—	1/28/25	(Federal Funds	Simcorp As —	(344)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,310	10,735	—	1/28/25	(Federal Funds	Skf Ab — Monthly	(591)
				Effective Rate US
				plus 0.25%) —
				Monthly
7,235	6,898	—	1/28/25	(Federal Funds	Sky Perfect Jsat	(347)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$48,926	$47,534	$—	1/28/25	(Federal Funds	Skywest Inc —	$(1,482)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,355	16,334	—	11/5/20	(Federal Funds	Smith (Ao) Corp —	53
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,352	17,130	—	1/28/25	(Federal Funds	Software Ag —	(1,245)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,179	9,584	—	1/28/25	(Federal Funds	Sonae Sgps Sa —	(611)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,807	27,048	—	1/28/25	(Federal Funds	Sonic Automotive	197
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
29,024	27,868	—	1/28/25	(Federal Funds	Sonova Holding	(1,198)
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
8,520	8,461	—	11/20/23	(Federal Funds	Spectrum Brands	(7)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
8,929	8,075	—	1/28/25	(Federal Funds	Spirent	(866)
				Effective Rate US	Communications
				plus 0.25%) —	Plc — Monthly
				Monthly
19,303	17,279	—	1/28/25	(Federal Funds	Spirit Aerosystems	(2,055)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
54,455	59,248	—	1/28/25	(Federal Funds	Square Inc —	4,767
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,195	15,653	—	1/28/25	(Federal Funds	Standard Life	(1,543)
				Effective Rate US	Aberdeen Plc —
				plus 0.25%) —	Monthly
				Monthly
13,018	12,462	—	1/28/25	(Federal Funds	Star Entertainment	(212)
				Effective Rate US	Group Ltd/The —
				plus 0.25%) —	Monthly
				Monthly

70 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,416	$4,201	$—	1/28/25	(Federal Funds	Steelcase Inc —	$(221)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
37,290	34,989	—	1/28/25	(Federal Funds	Steven Madden	(2,360)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
43,370	39,796	—	1/28/25	(Federal Funds	Stifel Financial	(3,505)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
1,952	1,812	—	1/28/25	(Federal Funds	Stone Harbor	(118)
				Effective Rate US	Emerging Markets
				plus 0.25%) —	Total Income
				Monthly	Fund — Monthly
55,971	54,825	—	1/28/25	(Federal Funds	Strategic Education	(1,214)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
7,652	7,286	—	1/28/25	(Federal Funds	Subaru Corp —	(377)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,473	7,958	—	1/28/25	(Federal Funds	Sulzer Ag — Monthly	(528)
				Effective Rate US
				plus 0.25%) —
				Monthly
8,147	7,652	—	1/28/25	(Federal Funds	Sumitomo Chemical	(509)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
7,233	7,160	—	1/28/25	(Federal Funds	Sumitomo Corp —	(84)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
3,563	3,426	—	1/28/25	(Federal Funds	Sumitomo Osaka	(143)
				Effective Rate US	Cement Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
9,539	9,417	—	1/28/25	(Federal Funds	Summit Properties	(135)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
14,899	15,645	—	1/28/25	(Federal Funds	Sundrug Co Ltd —	722
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$43,799	$41,238	$—	1/28/25	(Federal Funds	Sunstone Hotel	$(2,629)
				Effective Rate US	Investors Inc —
				plus 0.25%) —	Monthly
				Monthly
8,330	7,692	—	1/28/25	(Federal Funds	Super Retail Group	(449)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
27,283	25,700	—	1/28/25	(Federal Funds	Sushiro Global	(1,627)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
35,381	34,220	—	1/28/25	(Federal Funds	Sutro Biopharma	(1,210)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
21,981	20,400	—	1/28/25	(Federal Funds	Svb Financial	(1,615)
				Effective Rate US	Group — Monthly
				plus 0.25%) —
				Monthly
49,967	47,578	—	1/28/25	(Federal Funds	Swedish Match Ab —	(2,455)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,411	23,222	—	1/28/25	(Federal Funds	Synchrony	(1,050)
				Effective Rate US	Financial — Monthly
				plus 0.25%) —
				Monthly
5,641	5,179	—	1/28/25	(Federal Funds	Syuppin Co Ltd —	(472)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,471	20,028	—	1/28/25	(Federal Funds	Taiwan	(466)
				Effective Rate US	Semiconductor
				plus 0.25%) —	Manufacturing Co —
				Monthly	Monthly
7,680	6,928	—	1/28/25	(Federal Funds	Takara Bio Inc —	(763)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,166	10,963	—	1/28/25	(Federal Funds	Take-Two	(221)
				Effective Rate US	Interactive Software
				plus 0.25%) —	Inc — Monthly
				Monthly
6,851	6,475	—	1/28/25	(Federal Funds	Takeei Corp —	(389)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

72 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,289	$38,954	$—	1/28/25	(Federal Funds	Tallgrass Energy	$(390)
				Effective Rate US	Lp — Monthly
				plus 0.25%) —
				Monthly
5,860	5,440	—	1/28/25	(Federal Funds	Tanseisha Co Ltd —	(330)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
28,671	28,586	—	1/28/25	(Federal Funds	Tapestry Inc —	(131)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
70,669	70,397	—	12/4/23	(Federal Funds	Td Ameritrade	(85)
				Effective Rate US	Holding Corp —
				plus 0.25%) —	Monthly
				Monthly
6,074	5,910	—	1/28/25	(Federal Funds	Tdk Corp — Monthly	(173)
				Effective Rate US
				plus 0.25%) —
				Monthly
37,450	38,001	—	1/28/25	(Federal Funds	Tech Data Corp —	552
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,649	33,168	—	1/28/25	(Federal Funds	Techtarget Inc —	(2,533)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
61,531	61,583	—	1/28/25	(Federal Funds	Telenav Inc —	(16)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,783	13,244	—	1/28/25	(Federal Funds	Templeton	(465)
				Effective Rate US	Emerging Markets
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
6,539	6,449	—	1/28/25	(Federal Funds	Terumo Corp —	(100)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,910	6,457	—	1/28/25	(Federal Funds	Tessco	(443)
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
1,864	1,772	—	1/28/25	(Federal Funds	Thl Credit Senior	(83)
				Effective Rate US	Loan Fund —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,252	$39,275	$—	1/28/25	(Federal Funds	Tiffany & Co —	$(32)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,159	13,904	—	1/28/25	(Federal Funds	Timberland	(1,159)
				Effective Rate US	Bancorp Inc —
				plus 0.25%) —	Monthly
				Monthly
25,399	25,468	—	1/28/25	(Federal Funds	Tingyi (Cayman	37
				Effective Rate US	Islands) Holding
				plus 0.25%) —	Corp — Monthly
				Monthly
5,765	5,419	—	1/28/25	(Federal Funds	Tobishima Corp —	(355)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,358	28,770	—	1/28/25	(Federal Funds	Tokyo Electron	(1,632)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
53,698	49,894	—	1/28/25	(Federal Funds	Topbuild Corp —	(3,885)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,424	8,136	—	1/28/25	(Federal Funds	Toshiba Corp —	(302)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,074	22,997	—	1/28/25	(Federal Funds	Toyo Construction	(1,114)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
19,760	19,817	—	1/28/25	(Federal Funds	Toyo Suisan Kaisha	28
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
6,426	6,291	—	1/28/25	(Federal Funds	Toyobo Co Ltd —	(145)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,563	27,921	—	1/28/25	(Federal Funds	Transunion Llc —	(1,683)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,821	20,980	—	1/28/25	(Federal Funds	Travis Perkins Plc —	(1,864)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

74 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,690	$8,272	$—	1/28/25	(Federal Funds	Trelleborg Ab —	$(431)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
57,995	55,532	—	1/28/25	(Federal Funds	Trico Bancshares —	(2,549)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,783	18,164	—	1/28/25	(Federal Funds	Tripod Technology	(619)
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly
5,064	4,756	—	1/28/25	(Federal Funds	Tsubaki Nakashima	(317)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
5,607	5,457	—	1/28/25	(Federal Funds	Tsubakimoto Chain	(159)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
10,254	10,330	—	1/28/25	(Federal Funds	Tty Biopharm Co	75
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
7,539	7,298	—	1/28/25	(Federal Funds	Ube Industries Ltd —	(252)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,511	22,693	—	1/28/25	(Federal Funds	Ucb Sa — Monthly	(1,850)
				Effective Rate US
				plus 0.25%) —
				Monthly
42,660	39,925	—	1/28/25	(Federal Funds	Ufp Industries Inc —	(2,687)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
60,676	59,526	—	1/28/25	(Federal Funds	Unisys Corp —	(1,202)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,919	37,775	—	1/28/25	(Federal Funds	United Security	(4,206)
				Effective Rate US	Bancshares/Fresno
				plus 0.25%) —	Ca — Monthly
				Monthly
22,016	22,707	—	1/28/25	(Federal Funds	Universal Display	653
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$46,241	$40,911	$—	1/28/25	(Federal Funds	Universal	$(5,402)
				Effective Rate US	Electronics Inc —
				plus 0.25%) —	Monthly
				Monthly
9,428	8,918	—	1/28/25	(Federal Funds	Valora Holding Ag —	(523)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
34,218	32,937	—	1/28/25	(Federal Funds	Veeva Systems Inc —	(1,328)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
47,361	48,621	—	1/28/25	(Federal Funds	Vericel Corp —	1,173
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,232	20,939	—	1/28/25	(Federal Funds	Vipshop Holdings	(321)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
29,018	28,173	—	1/28/25	(Federal Funds	Visa Inc — Monthly	(843)
				Effective Rate US
				plus 0.25%) —
				Monthly
11,201	10,521	—	1/28/25	(Federal Funds	Vivendi — Monthly	(696)
				Effective Rate US
				plus 0.25%) —
				Monthly
16,068	15,582	—	1/28/25	(Federal Funds	Volkswagen Ag —	(510)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,404	53,365	—	1/28/25	(Federal Funds	Wabco Holdings	(115)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
27,016	27,551	—	1/28/25	(Federal Funds	Weichai Power Co	499
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
4,893	4,555	—	1/28/25	(Federal Funds	Wells Fargo Multi-	(306)
				Effective Rate US	Sector Income Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
25,938	23,803	—	1/28/25	(Federal Funds	Western Alliance	(2,047)
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly

76 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,689	$14,930	$—	1/28/25	(Federal Funds	Western Asset	$(673)
				Effective Rate US	Emerging Markets
				plus 0.25%) —	Debt Fund Inc —
				Monthly	Monthly
15,205	14,377	—	1/28/25	(Federal Funds	Western Asset High	(740)
				Effective Rate US	Income Fund Ii Inc —
				plus 0.25%) —	Monthly
				Monthly
4,580	4,406	—	1/28/25	(Federal Funds	Western Asset	(166)
				Effective Rate US	Managed Municipals
				plus 0.25%) —	Fund Inc — Monthly
				Monthly
9,081	8,651	—	1/28/25	(Federal Funds	Westports Holdings	(290)
				Effective Rate US	Bhd — Monthly
				plus 0.75%) —
				Monthly
41,322	40,151	—	1/28/25	(Federal Funds	Westwood Holdings	(1,233)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly
22,931	21,712	—	1/28/25	(Federal Funds	Wetherspoon (Jd)	(1,243)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
5,785	5,292	—	1/29/20	(Federal Funds	Whitbread Plc —	(501)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,636	22,549	—	1/28/25	(Federal Funds	Wienerberger Ag —	(2,123)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,949	4,528	—	1/28/25	(Federal Funds	Will Group Inc —	(429)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,648	16,202	—	1/28/25	(Federal Funds	Woodward Inc —	(1,428)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,844	41,775	—	1/28/25	(Federal Funds	Wright Medical	(127)
				Effective Rate US	Group Nv — Monthly
				plus 0.25%) —
				Monthly
22,633	22,110	—	1/28/25	(Federal Funds	Wuxi Apptec Co	(549)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,806	$16,375	$—	1/28/25	(Federal Funds	Ww Grainger Inc —	$(409)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
3,701	3,488	—	1/28/25	(Federal Funds	Xai Octagon	(198)
				Effective Rate US	Floating Rate &
				plus 0.25%) —	Alternative Income
				Monthly	Term Trust —
					Monthly
48,824	47,565	—	1/28/25	(Federal Funds	Xencor Inc —	(1,337)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,222	15,520	—	1/28/25	(Federal Funds	Xerox Holdings	(1,474)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
12,176	12,483	—	1/28/25	(Federal Funds	Yamaha Motor	295
				Effective Rate US	Robotics Holdings
				plus 0.25%) —	Co Ltd — Monthly
				Monthly
48,982	46,498	—	1/28/25	(Federal Funds	Yelp Inc — Monthly	(2,557)
				Effective Rate US
				plus 0.25%) —
				Monthly
18,106	19,520	—	1/28/25	(Federal Funds	Yichang Hec	1,388
				Effective Rate US	Changjiang
				plus 0.25%) —	Pharmaceutical Co
				Monthly	Ltd — Monthly
6,801	6,442	—	1/28/25	(Federal Funds	Yokogawa Electric	(369)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
6,526	6,327	—	1/28/25	(Federal Funds	Yokohama Reito Co	(209)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
7,528	7,343	—	1/28/25	(Federal Funds	Yuexiu Property Co	(195)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
45,553	45,697	—	1/28/25	(Federal Funds	Zayo Group	80
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
21,781	21,097	—	1/28/25	(Federal Funds	Zebra Technologies	(719)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly

78 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,721	$21,117	$—	1/28/25	(Federal Funds	Zogenix Inc —	$(656)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,079	17,377	—	1/29/20	(Federal Funds	Zte Corp — Monthly	(724)
				Effective Rate US
				plus 0.25%) —
				Monthly
19,980	19,486	—	1/28/25	(Federal Funds	Zynga Inc — Monthly	(518)
				Effective Rate US
				plus 0.25%) —
				Monthly
11,926	9,698	—	1/28/25	Federal Funds	22nd Century Group	2,168
				Effective Rate US	Inc — Monthly
				minus 6.85% —
				Monthly
29,256	26,170	—	1/28/25	Federal Funds	3D Systems Corp —	3,116
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,853	18,796	—	1/28/25	Federal Funds	8X8 Inc — Monthly	1,077
				Effective Rate US
				minus 0.23% —
				Monthly
24,327	23,032	—	1/28/25	Federal Funds	Abbott	1,215
				Effective Rate US	Laboratories —
				minus 0.23% —	Monthly
				Monthly
31,032	30,084	—	1/28/25	Federal Funds	Abbvie Inc —	1,131
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
9,566	9,343	—	1/28/25	Federal Funds	Ablbio Lnc —	169
				Effective Rate US	Monthly
				minus 10.25% —
				Monthly
6,357	6,017	—	1/28/25	Federal Funds	Acacia Research	344
				Effective Rate US	Corp — Monthly
				minus 0.83% —
				Monthly
18,473	17,375	—	9/11/20	Federal Funds	Acadia Healthcare	1,117
				Effective Rate US	Co Inc — Monthly
				minus 0.23% —
				Monthly
10,380	9,692	—	1/28/25	Federal Funds	Accton Technology	688
				Effective Rate US	Corp — Monthly
				minus 3.00% —
				Monthly

PanAgora Market Neutral Fund 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,735	$20,349	$—	1/28/25	Federal Funds	Acelrx	$(5)
				Effective Rate US	Pharmaceuticals
				minus 18.46% —	Inc — Monthly
				Monthly
38,805	32,387	—	1/28/25	Federal Funds	Acer Therapeutics	6,332
				Effective Rate US	Inc — Monthly
				minus 3.47% —
				Monthly
9,125	8,508	—	1/28/25	Federal Funds	Ado Properties Sa —	622
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
4,793	4,557	—	1/28/25	Federal Funds	Advantest Corp —	242
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
28,221	24,818	—	1/28/25	Federal Funds	Aegion Corp —	3,434
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,783	12,673	—	1/28/25	Federal Funds	Agex Therapeutics	90
				Effective Rate US	Inc — Monthly
				minus 2.83% —
				Monthly
23,246	21,761	—	1/28/25	Federal Funds	Agree Realty Corp —	1,509
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,003	12,619	—	1/28/25	Federal Funds	Aimmune	1,400
				Effective Rate US	Therapeutics Inc —
				minus 1.28% —	Monthly
				Monthly
24,307	24,362	—	1/28/25	Federal Funds	Air Transport	(25)
				Effective Rate US	Services Group
				minus 0.23% —	Inc — Monthly
				Monthly
10,349	9,428	—	1/28/25	Federal Funds	Airbus Se — Monthly	932
				Effective Rate US
				minus 0.30% —
				Monthly
25,626	24,281	—	1/28/25	Federal Funds	Akcea Therapeutics	1,317
				Effective Rate US	Inc — Monthly
				minus 2.83% —
				Monthly
31,262	31,436	—	1/28/25	Federal Funds	Akoustis	(485)
				Effective Rate US	Technologies Inc —
				minus 10.83% —	Monthly
				Monthly

80 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,699	$12,123	$—	1/28/25	Federal Funds	Alibaba Pictures	$583
				Effective Rate US	Group Ltd —
				minus 0.88% —	Monthly
				Monthly
5,393	5,423	—	1/28/25	Federal Funds	Allakos Inc —	(26)
				Effective Rate US	Monthly
				minus 0.83% —
				Monthly
21,888	20,353	—	1/28/25	Federal Funds	Allegion Plc —	1,558
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,483	25,974	—	1/28/25	Federal Funds	Allogene	(1,481)
				Effective Rate US	Therapeutics Inc —
				minus 0.83% —	Monthly
				Monthly
8,135	7,335	—	1/28/25	Federal Funds	Amarin Corp Plc —	806
				Effective Rate US	Monthly
				minus 0.78% —
				Monthly
12,612	11,801	—	1/28/25	Federal Funds	Ambac Financial	824
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
18,763	18,365	—	1/28/25	Federal Funds	Ambu As — Monthly	405
				Effective Rate US
				minus 1.50% —
				Monthly
26,277	25,478	—	1/28/25	Federal Funds	Amerco — Monthly	829
				Effective Rate US
				minus 0.23% —
				Monthly
24,975	23,399	—	1/28/25	Federal Funds	American	1,605
				Effective Rate US	International Group
				minus 0.23% —	Inc — Monthly
				Monthly
15,581	15,481	—	1/28/25	Federal Funds	Amrest Holdings	100
				Effective Rate US	Se — Monthly
				minus 1.50% —
				Monthly
18,949	17,993	—	1/28/25	Federal Funds	Analog Devices	872
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
47,554	44,299	—	1/28/25	Federal Funds	Anavex Life Sciences	3,137
				Effective Rate US	Corp — Monthly
				minus 6.15% —
				Monthly

PanAgora Market Neutral Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$27,125	$26,810	$—	1/28/25	Federal Funds	Anika Therapeutics	$344
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
34,889	34,678	—	1/28/25	Federal Funds	Appfolio Inc —	249
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
57,671	57,464	—	1/28/25	Federal Funds	Applied	271
				Effective Rate US	Therapeutics Inc —
				minus 0.23% —	Monthly
				Monthly
8,112	7,226	—	1/28/25	Federal Funds	Aramark — Monthly	873
				Effective Rate US
				minus 0.23% —
				Monthly
29,351	27,792	—	1/28/25	Federal Funds	Argan Inc — Monthly	1,422
				Effective Rate US
				minus 0.23% —
				Monthly
4,775	4,795	—	1/28/25	Federal Funds	Asahi Intecc Co	(15)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
17,518	17,601	—	1/28/25	Federal Funds	Ascendis Pharma	(65)
				Effective Rate US	As — Monthly
				minus 0.23% —
				Monthly
24,737	23,167	—	1/28/25	Federal Funds	Aselsan Elektronik	1,457
				Effective Rate US	Sanayi Ve Ticaret
				minus 10.50% —	As — Monthly
				Monthly
23,180	22,441	—	1/28/25	Federal Funds	Asos Plc — Monthly	750
				Effective Rate US
				minus 0.62% —
				Monthly
25,121	23,792	—	1/28/25	Federal Funds	Assured Guaranty	1,357
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly
32,232	30,190	—	1/28/25	Federal Funds	Astec Industries	2,076
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,707	4,897	—	1/28/25	Federal Funds	Aston Martin	787
				Effective Rate US	Lagonda Global
				minus 6.50% —	Holdings Plc —
				Monthly	Monthly

82 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,741	$12,160	$—	1/28/25	Federal Funds	At Home Group	$1,596
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
35,597	32,684	—	1/28/25	Federal Funds	Atlantic Union	2,676
				Effective Rate US	Bankshares Corp —
				minus 0.23% —	Monthly
				Monthly
16,555	16,380	—	1/28/25	Federal Funds	Atlassian Corp Plc —	191
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,308	12,502	—	1/28/25	Federal Funds	Atom Corp —	794
				Effective Rate US	Monthly
				minus 2.63% —
				Monthly
17,992	16,315	—	1/28/25	Federal Funds	Au Optronics	1,676
				Effective Rate US	Corp — Monthly
				minus 3.68% —
				Monthly
13,356	11,919	—	1/28/25	Federal Funds	Aurora Cannabis	666
				Effective Rate US	Inc — Monthly
				minus 77.36% —
				Monthly
863	787	—	1/28/25	Federal Funds	Ausgroup Ltd —	71
				Effective Rate US	Monthly
				minus 10.25% —
				Monthly
16,990	16,282	—	1/28/25	Federal Funds	Autoliv Inc —	576
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
2,880	2,677	—	1/28/25	Federal Funds	Autonomous	155
				Effective Rate US	Control Systems
				minus 19.13% —	Laboratory Ltd —
				Monthly	Monthly
21,692	21,310	—	1/28/25	Federal Funds	Avichina Industry	397
				Effective Rate US	& Technology Co
				minus 0.40% —	Ltd — Monthly
				Monthly
8,316	7,267	—	1/28/25	Federal Funds	Avita Medical Ltd —	1,009
				Effective Rate US	Monthly
				minus 6.98% —
				Monthly
32,380	31,312	—	1/28/25	Federal Funds	Axos Financial Inc —	1,103
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,269	$14,384	$—	1/28/25	Federal Funds	Ayala Land Inc —	$874
				Effective Rate US	Monthly
				minus 2.50% —
				Monthly
10,912	10,078	—	1/28/25	Federal Funds	Bachem Holding	844
				Effective Rate US	Ag — Monthly
				minus 0.30% —
				Monthly
30,907	28,069	—	1/28/25	Federal Funds	Banc Of California	2,869
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
27,648	25,989	—	1/28/25	Federal Funds	Bank First Corp —	1,590
				Effective Rate US	Monthly
				minus 3.78% —
				Monthly
26,298	24,261	—	1/28/25	Federal Funds	Bank Of Hawaii	1,850
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
27,916	26,115	—	1/28/25	Federal Funds	Bank Of Princeton/	1,732
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
32,349	32,000	—	1/28/25	Federal Funds	Bankwell Financial	223
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
14,844	14,591	—	1/28/25	Federal Funds	Baozun Inc —	216
				Effective Rate US	Monthly
				minus 4.23% —
				Monthly
22,454	21,257	—	1/28/25	Federal Funds	Bar Harbor	992
				Effective Rate US	Bankshares —
				minus 0.23% —	Monthly
				Monthly
19,938	19,289	—	1/28/25	Federal Funds	Barwa Real Estate	616
				Effective Rate US	Co — Monthly
				minus 3.50% —
				Monthly
9,133	8,912	—	1/28/25	Federal Funds	Basic-Fit Nv —	230
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
22,784	22,476	—	1/28/25	Federal Funds	Bbmg Corp Ltd —	328
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly

84 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$26,584	$25,685	$—	1/28/25	Federal Funds	Becton Dickinson	$931
				Effective Rate US	And Co — Monthly
				minus 0.23% —
				Monthly
16,239	16,561	—	1/28/25	Federal Funds	Bed Bath & Beyond	(340)
				Effective Rate US	Inc — Monthly
				minus 3.98% —
				Monthly
7,859	7,673	—	1/28/25	Federal Funds	Befesa Sa —	196
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
11,051	10,034	—	1/28/25	Federal Funds	Benefitfocus Inc —	1,032
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
31,319	29,146	—	1/28/25	Federal Funds	Berkshire Hills	1,922
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
12,406	12,784	—	1/28/25	Federal Funds	Best Inc — Monthly	(364)
				Effective Rate US
				minus 0.23% —
				Monthly
28,308	26,726	—	1/28/25	Federal Funds	Beyondspring Inc —	1,328
				Effective Rate US	Monthly
				minus 13.13% —
				Monthly
24,659	22,937	—	1/28/25	Federal Funds	Bgc Partners Inc —	1,063
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,687	14,403	—	1/28/25	Federal Funds	Bim Birlesik	294
				Effective Rate US	Magazalar As —
				minus 0.75% —	Monthly
				Monthly
10,614	10,160	—	1/28/25	Federal Funds	Bingo Industries	448
				Effective Rate US	Ltd — Monthly
				minus 2.25% —
				Monthly
8,064	7,698	—	1/28/25	Federal Funds	Biocartis Nv —	273
				Effective Rate US	Monthly
				minus 14.50% —
				Monthly
14,264	13,517	—	1/28/25	Federal Funds	Biosig Technologies	622
				Effective Rate US	Inc — Monthly
				minus 10.79% —
				Monthly

PanAgora Market Neutral Fund 85

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,727	$19,613	$—	10/30/20	Federal Funds	Black Knight Inc —	$1,134
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,919	8,382	—	1/28/25	Federal Funds	Blackmores Ltd —	475
				Effective Rate US	Monthly
				minus 8.38% —
				Monthly
11,710	11,235	—	1/28/25	Federal Funds	Blue Prism Group	441
				Effective Rate US	Plc — Monthly
				minus 4.63% —
				Monthly
18,349	17,672	—	1/28/25	Federal Funds	Bluelinx Holdings	683
				Effective Rate US	Inc — Monthly
				minus 1.08% —
				Monthly
18,335	16,507	—	1/28/25	Federal Funds	Boeing Co/The —	1,725
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,834	17,666	—	1/28/25	Federal Funds	Bok Financial	1,176
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
22,037	21,367	—	1/28/25	Federal Funds	Boston Omaha	691
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
8,544	8,359	—	1/28/25	Federal Funds	Briggs & Stratton	193
				Effective Rate US	Corp — Monthly
				minus 0.73% —
				Monthly
17,669	16,385	—	1/27/20	Federal Funds	Broadridge	1,291
				Effective Rate US	Financial Solutions
				minus 0.23% —	Inc — Monthly
				Monthly
9,126	9,008	—	1/28/25	Federal Funds	Brunello Cucinelli	128
				Effective Rate US	Spa — Monthly
				minus 0.30% —
				Monthly
12,282	11,656	—	1/28/25	Federal Funds	Bukwang	614
				Effective Rate US	Pharmaceutical
				minus 2.63% —	Co — Monthly
				Monthly
28,769	25,775	—	1/28/25	Federal Funds	Bwx Technologies	3,026
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

86 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$30,139	$27,537	$—	1/28/25	Federal Funds	Byd Co Ltd —	$2,433
				Effective Rate US	Monthly
				minus 10.25% —
				Monthly
23,385	22,539	—	1/28/25	Federal Funds	Cal-Maine Foods	870
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
35,497	33,453	—	1/28/25	Federal Funds	Calix Inc — Monthly	2,079
				Effective Rate US
				minus 0.23% —
				Monthly
47,531	44,720	—	1/28/25	Federal Funds	Camping World	2,849
				Effective Rate US	Holdings Inc —
				minus 0.58% —	Monthly
				Monthly
26,800	25,619	—	1/28/25	Federal Funds	Cantel Medical	1,167
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
33,911	32,209	—	1/28/25	Federal Funds	Capitol Federal	1,515
				Effective Rate US	Financial Inc —
				minus 0.23% —	Monthly
				Monthly
21,950	20,802	—	1/28/25	Federal Funds	Cara Therapeutics	1,163
				Effective Rate US	Inc — Monthly
				minus 0.68% —
				Monthly
21,364	20,431	—	1/28/25	Federal Funds	Carmax Inc —	957
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,235	6,337	—	1/28/25	Federal Funds	Carna Biosciences	856
				Effective Rate US	Inc — Monthly
				minus 7.63% —
				Monthly
12,361	12,481	—	1/28/25	Federal Funds	Carnival Corp —	(288)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,530	21,683	—	1/28/25	Federal Funds	Carter Bank &	1,694
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
20,617	16,831	—	1/28/25	Federal Funds	Carvana Co —	3,803
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 87

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$29,436	$27,569	$—	1/28/25	Federal Funds	Catalent Inc —	$1,902
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,736	18,830	—	1/28/25	Federal Funds	Catchmark Timber	1,651
				Effective Rate US	Trust Inc — Monthly
				minus 0.23% —
				Monthly
53,703	49,283	—	1/28/25	Federal Funds	Celsius Holdings	4,285
				Effective Rate US	Inc — Monthly
				minus 5.08% —
				Monthly
16,126	15,649	—	1/28/25	Federal Funds	Cemex Sab De Cv —	498
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
16,534	18,712	—	3/9/20	Federal Funds	Central Pattana	(2,179)
				Effective Rate US	Pcl — Monthly
				minus 1.63% —
				Monthly
8,772	8,282	—	1/28/25	Federal Funds	Centric Brands Inc —	469
				Effective Rate US	Monthly
				minus 3.07% —
				Monthly
4,096	3,721	—	1/28/25	Federal Funds	Ceragon Networks	376
				Effective Rate US	Ltd — Monthly
				minus 1.18% —
				Monthly
18,829	18,036	—	1/28/25	Federal Funds	Ceridian Hcm	812
				Effective Rate US	Holding Inc —
				minus 0.23% —	Monthly
				Monthly
8,738	8,679	—	1/28/25	Federal Funds	Champion Reit —	67
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
28,831	25,070	—	1/28/25	Federal Funds	Change Inc —	3,426
				Effective Rate US	Monthly
				minus 19.63% —
				Monthly
9,382	9,002	—	1/28/25	Federal Funds	Chefs Warehouse	390
				Effective Rate US	Inc/The — Monthly
				minus 0.23% —
				Monthly
15,181	14,568	—	1/28/25	Federal Funds	China Eastern	627
				Effective Rate US	Airlines Corp Ltd —
				minus 0.40% —	Monthly
				Monthly

88 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,787	$22,450	$—	1/28/25	Federal Funds	China Evergrande	$353
				Effective Rate US	Group — Monthly
				minus 0.40% —
				Monthly
14,576	14,343	—	1/28/25	Federal Funds	China Mengniu Dairy	247
				Effective Rate US	Co — Monthly
				minus 0.40% —
				Monthly
18,408	17,927	—	1/28/25	Federal Funds	China Southern	498
				Effective Rate US	Airlines Co Ltd —
				minus 0.40% —	Monthly
				Monthly
9,784	8,737	—	1/28/25	Federal Funds	Chiyoda Corp —	997
				Effective Rate US	Monthly
				minus 8.75% —
				Monthly
14,025	13,498	—	1/28/25	Federal Funds	Chr Hansen Holding	540
				Effective Rate US	As — Monthly
				minus 0.30% —
				Monthly
18,355	18,060	—	1/28/25	Federal Funds	Cia Cervecerias	312
				Effective Rate US	Unidas Sa —
				minus 0.53% —	Monthly
				Monthly
31,319	29,217	—	1/28/25	Federal Funds	Cim Commercial	2,122
				Effective Rate US	Trust Corp —
				minus 0.63% —	Monthly
				Monthly
6,934	6,445	—	1/28/25	Federal Funds	Citi Trends Inc —	497
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,585	14,730	—	1/28/25	Federal Funds	City Developments	867
				Effective Rate US	Ltd — Monthly
				minus 0.61% —
				Monthly
21,300	19,689	—	1/28/25	Federal Funds	Cj Cheiljedang	1,473
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly
17,337	16,928	—	1/28/25	Federal Funds	Cj Logistics Corp —	410
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
2,590	2,637	—	1/28/25	Federal Funds	Clipper Realty Inc —	(44)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,137	$19,087	$—	1/28/25	Federal Funds	Cme Group Inc —	$2,072
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,667	17,505	—	1/28/25	Federal Funds	Cna Financial	1,026
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
7,380	6,912	—	1/28/25	Federal Funds	Coca-Cola Bottlers	407
				Effective Rate US	Japan Holdings
				minus 0.30% —	Inc — Monthly
				Monthly
17,767	17,148	—	1/28/25	Federal Funds	Cogna Educacao —	595
				Effective Rate US	Monthly
				minus 5.63% —
				Monthly
19,554	18,827	—	1/28/25	Federal Funds	Cognizant	678
				Effective Rate US	Technology
				minus 0.23% —	Solutions Corp —
				Monthly	Monthly
4,011	3,843	—	1/28/25	Federal Funds	Colopl Inc —	115
				Effective Rate US	Monthly
				minus 14.50% —
				Monthly
8,817	8,688	—	1/28/25	Federal Funds	Coloplast As —	137
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
29,635	27,547	—	1/28/25	Federal Funds	Community Bank	2,120
				Effective Rate US	System Inc —
				minus 0.23% —	Monthly
				Monthly
3,006	2,920	—	1/28/25	Federal Funds	Community	77
				Effective Rate US	Financial Corp/
				minus 0.23% —	The — Monthly
				Monthly
30,144	28,578	—	1/28/25	Federal Funds	Community	1,345
				Effective Rate US	Healthcare Trust
				minus 0.23% —	Inc — Monthly
				Monthly
15,802	14,513	—	1/28/25	Federal Funds	Companhia	1,297
				Effective Rate US	Brasileira de
				minus 1.00% —	Distribuicao —
				Monthly	Monthly
12,000	12,888	—	1/28/25	Federal Funds	Compugen Ltd —	(937)
				Effective Rate US	Monthly
				minus 7.68% —
				Monthly

90 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,647	$24,283	$—	1/28/25	Federal Funds	Comscore Inc —	$(2,608)
				Effective Rate US	Monthly
				minus 0.58% —
				Monthly
4,336	4,356	—	1/28/25	Federal Funds	Conduent Inc —	(14)
				Effective Rate US	Monthly
				minus 0.24% —
				Monthly
38,636	37,083	—	1/28/25	Federal Funds	Connectone	1,438
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
20,455	19,799	—	1/28/25	Federal Funds	Cooper Cos Inc/	676
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
25,096	22,529	—	1/28/25	Federal Funds	Corbus	2,494
				Effective Rate US	Pharmaceuticals
				minus 3.98% —	Holdings Inc —
				Monthly	Monthly
19,199	18,012	—	1/28/25	Federal Funds	Corelogic Inc —	1,194
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,751	18,588	—	1/28/25	Federal Funds	Cornerstone	1,186
				Effective Rate US	Building Brands
				minus 0.23% —	Inc — Monthly
				Monthly
20,276	19,160	—	1/28/25	Federal Funds	Corning Inc —	963
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,553	19,974	—	1/28/25	Federal Funds	Cosco Shipping	594
				Effective Rate US	Ports Ltd — Monthly
				minus 0.40% —
				Monthly
41,913	38,412	—	1/28/25	Federal Funds	Cracker Barrel Old	3,182
				Effective Rate US	Country Store Inc —
				minus 0.23% —	Monthly
				Monthly
27,060	26,611	—	1/28/25	Federal Funds	Credit Acceptance	480
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
9,597	9,170	—	1/28/25	Federal Funds	Cronos Group Inc —	328
				Effective Rate US	Monthly
				minus 17.73% —
				Monthly

PanAgora Market Neutral Fund 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,543	$39,145	$—	1/28/25	Federal Funds	Cryoport Inc —	$423
				Effective Rate US	Monthly
				minus 0.83% —
				Monthly
11,602	11,490	—	1/28/25	Federal Funds	Csl Ltd — Monthly	122
				Effective Rate US
				minus 0.45% —
				Monthly
7,305	6,789	—	1/28/25	Federal Funds	Ctt Correios De	524
				Effective Rate US	Portugal Sa —
				minus 0.30% —	Monthly
				Monthly
35,689	33,807	—	1/28/25	Federal Funds	Cubic Corp —	1,842
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
72,067	66,584	—	1/28/25	Federal Funds	Cue Biopharma	5,559
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
27,909	27,107	—	1/28/25	Federal Funds	Customers Bancorp	832
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
3,794	3,797	—	1/28/25	Federal Funds	Cyberagent Inc —	—
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
13,321	12,182	—	1/28/25	Federal Funds	Cyberdyne Inc —	1,022
				Effective Rate US	Monthly
				minus 12.00% —
				Monthly
19,802	21,171	—	1/28/25	Federal Funds	Cytosorbents	(1,359)
				Effective Rate US	Corp — Monthly
				minus 0.93% —
				Monthly
14,409	13,909	—	1/28/25	Federal Funds	D/S Norden As —	493
				Effective Rate US	Monthly
				minus 2.13% —
				Monthly
12,783	12,116	—	1/28/25	Federal Funds	Dasan Zhone	683
				Effective Rate US	Solutions Inc —
				minus 0.23% —	Monthly
				Monthly
17,445	16,448	—	1/28/25	Federal Funds	Davide Campari-	1,015
				Effective Rate US	Milano Spa —
				minus 0.30% —	Monthly
				Monthly

92 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,361	$9,107	$—	1/28/25	Federal Funds	Dbv Technologies	$183
				Effective Rate US	Sa — Monthly
				minus 10.00% —
				Monthly
12,335	11,936	—	1/28/25	Federal Funds	Delivery Hero Se —	411
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
20,944	18,450	—	1/28/25	Federal Funds	Dell Technologies	2,503
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,807	9,700	—	1/28/25	Federal Funds	Deutsche Wohnen	116
				Effective Rate US	Se — Monthly
				minus 0.30% —
				Monthly
23,633	22,137	—	1/28/25	Federal Funds	Dick’s Sporting	1,525
				Effective Rate US	Goods Inc —
				minus 0.23% —	Monthly
				Monthly
6,527	6,041	—	1/28/25	Federal Funds	Dime Community	443
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
23,105	21,388	—	1/28/25	Federal Funds	Dixons Carphone	1,732
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
11,598	11,135	—	1/28/25	Federal Funds	Dongfang Electric	455
				Effective Rate US	Corp Ltd — Monthly
				minus 2.50% —
				Monthly
30,786	28,925	—	1/28/25	Federal Funds	Dorman Products	1,897
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
23,042	22,831	—	1/28/25	Federal Funds	Dp World Plc —	181
				Effective Rate US	Monthly
				minus 3.50% —
				Monthly
14,486	13,997	—	1/28/25	Federal Funds	Drive Shack Inc —	509
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
9,339	8,403	—	1/28/25	Federal Funds	Ds Smith Plc —	945
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 93

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,702	$21,177	$—	1/28/25	Federal Funds	Duluth Holdings	$491
				Effective Rate US	Inc — Monthly
				minus 2.73% —
				Monthly
5,235	5,114	—	1/28/25	Federal Funds	Dycom Industries	128
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
26,881	24,846	—	1/28/25	Federal Funds	Dynex Capital Inc —	1,843
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
26,844	23,388	—	1/28/25	Federal Funds	Eagle Bancorp Inc —	3,347
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,408	15,531	—	1/28/25	Federal Funds	Eagle Bulk Shipping	(1,115)
				Effective Rate US	Inc — Monthly
				minus 0.94% —
				Monthly
56,805	54,314	—	1/28/25	Federal Funds	Easterly	2,548
				Effective Rate US	Government
				minus 0.23% —	Properties Inc —
				Monthly	Monthly
22,655	20,465	—	1/28/25	Federal Funds	Ebix Inc — Monthly	2,154
				Effective Rate US
				minus 0.58% —
				Monthly
27,295	27,015	—	1/28/25	Federal Funds	Editas Medicine	315
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
3,541	3,361	—	1/28/25	Federal Funds	Edulab Inc —	134
				Effective Rate US	Monthly
				minus 15.25% —
				Monthly
60,146	63,326	—	1/28/25	Federal Funds	Eidos Therapeutics	(3,129)
				Effective Rate US	Inc — Monthly
				minus 0.73% —
				Monthly
18,611	17,725	—	1/28/25	Federal Funds	El Puerto De	897
				Effective Rate US	Liverpool Sab De
				minus 0.88% —	Cv — Monthly
				Monthly
7,518	7,196	—	1/28/25	Federal Funds	Elbit Systems Ltd —	327
				Effective Rate US	Monthly
				minus 0.75% —
				Monthly

94 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,808	$16,409	$—	1/28/25	Federal Funds	Eldorado Resorts	$415
				Effective Rate US	Inc — Monthly
				minus 0.58% —
				Monthly
14,701	11,228	—	1/28/25	Federal Funds	Electrocore Inc —	3,335
				Effective Rate US	Monthly
				minus 6.83% —
				Monthly
5,030	4,461	—	1/28/25	Federal Funds	Elementis Plc —	575
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
27,439	24,261	—	1/28/25	Federal Funds	Eloxx	3,196
				Effective Rate US	Pharmaceuticals
				minus 0.24% —	Inc — Monthly
				Monthly
30,002	28,346	—	1/28/25	Federal Funds	Embraer Sa —	1,688
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,086	6,225	—	1/28/25	Federal Funds	Emeco Holdings	868
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
27,319	25,063	—	1/28/25	Federal Funds	Energizer Holdings	2,109
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
6,585	5,569	—	1/28/25	Federal Funds	Energous Corp —	919
				Effective Rate US	Monthly
				minus 25.13% —
				Monthly
46,688	45,667	—	1/28/25	Federal Funds	Energy Recovery	1,056
				Effective Rate US	Inc — Monthly
				minus 0.68% —
				Monthly
38,525	37,269	—	1/28/25	Federal Funds	Enerpac Tool Group	1,298
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
30,508	30,192	—	1/28/25	Federal Funds	Envestnet Inc —	347
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,918	15,485	—	1/28/25	Federal Funds	Epiroc Ab — Monthly	449
				Effective Rate US
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 95

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,475	$19,886	$—	1/28/25	Federal Funds	Equifax Inc —	$1,611
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
28,517	26,913	—	1/28/25	Federal Funds	Equity Bancshares	1,632
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
18,461	16,579	—	1/27/20	Federal Funds	Erie Indemnity Co —	1,903
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,449	13,220	—	1/28/25	Federal Funds	Eros International	202
				Effective Rate US	Plc — Monthly
				minus 2.85% —
				Monthly
15,326	13,492	—	1/28/25	Federal Funds	Es-Con Japan Ltd —	1,073
				Effective Rate US	Monthly
				minus 6.50% —
				Monthly
1,090	1,027	—	1/28/25	Federal Funds	Escalade Inc —	64
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
4,710	4,364	—	1/28/25	Federal Funds	Estia Health Ltd —	230
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
26,039	25,555	—	1/28/25	Federal Funds	Ethan Allen Interiors	518
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
19,354	19,015	—	1/28/25	Federal Funds	Evelo Biosciences	324
				Effective Rate US	Inc — Monthly
				minus 2.58% —
				Monthly
19,476	19,002	—	1/28/25	Federal Funds	Evi Industries Inc —	398
				Effective Rate US	Monthly
				minus 5.53% —
				Monthly
30,034	29,435	—	1/28/25	Federal Funds	Evofem Biosciences	482
				Effective Rate US	Inc — Monthly
				minus 6.33% —
				Monthly
25,546	24,301	—	1/28/25	Federal Funds	Evolus Inc —	1,160
				Effective Rate US	Monthly
				minus 5.38% —
				Monthly

96 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,094	$10,781	$—	1/28/25	Federal Funds	Evotec Se — Monthly	$283
				Effective Rate US
				minus 4.63% —
				Monthly
16,394	16,433	—	1/28/25	Federal Funds	Exact Sciences	(32)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
8,355	7,791	—	1/28/25	Federal Funds	Exela Technologies	570
				Effective Rate US	Inc — Monthly
				minus 0.93% —
				Monthly
33,904	29,818	—	1/28/25	Federal Funds	Exp World Holdings	3,968
				Effective Rate US	Inc — Monthly
				minus 5.63% —
				Monthly
22,893	21,294	—	1/28/25	Federal Funds	Experian Plc —	1,697
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
28,204	26,951	—	1/28/25	Federal Funds	Eyepoint	1,208
				Effective Rate US	Pharmaceuticals
				minus 3.02% —	Inc — Monthly
				Monthly
6,511	5,875	—	1/28/25	Federal Funds	Facc Ag — Monthly	612
				Effective Rate US
				minus 5.21% —
				Monthly
7,278	7,433	—	1/28/25	Federal Funds	Familymart Co	(209)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
7,778	8,802	—	1/28/25	Federal Funds	Farfetch Ltd —	(1,015)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
30,972	28,031	—	1/28/25	Federal Funds	Farmland Partners	2,907
				Effective Rate US	Inc — Monthly
				minus 2.63% —
				Monthly
18,807	17,897	—	1/28/25	Federal Funds	Fastenal Co —	799
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,207	7,312	—	1/28/25	Federal Funds	Fdk Corp — Monthly	858
				Effective Rate US
				minus 6.38% —
				Monthly

PanAgora Market Neutral Fund 97

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,658	$10,971	$—	1/28/25	Federal Funds	Ferrovial Sa —	$699
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,297	7,148	—	1/28/25	Federal Funds	Fila Spa — Monthly	152
				Effective Rate US
				minus 1.13% —
				Monthly
8,128	7,239	—	1/28/25	Federal Funds	Fingerprint Cards	734
				Effective Rate US	Ab — Monthly
				minus 23.38% —
				Monthly
27,300	25,500	—	1/28/25	Federal Funds	First Bancorp Inc/	1,830
				Effective Rate US	Me — Monthly
				minus 0.23% —
				Monthly
5,320	5,021	—	1/28/25	Federal Funds	First Bank/Hamilton	289
				Effective Rate US	Nj — Monthly
				minus 0.23% —
				Monthly
23,516	23,343	—	1/28/25	Federal Funds	First Solar Inc —	200
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,058	17,002	—	1/28/25	Federal Funds	Firstgroup Plc —	1,059
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
20,909	19,196	—	1/28/25	Federal Funds	Five Below Inc —	1,737
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,723	25,731	—	1/28/25	Federal Funds	Flex Ltd — Monthly	2,023
				Effective Rate US
				minus 0.23% —
				Monthly
38,580	37,328	—	1/28/25	Federal Funds	Flexion	1,292
				Effective Rate US	Therapeutics Inc —
				minus 0.23% —	Monthly
				Monthly
41,292	39,106	—	1/28/25	Federal Funds	Flushing Financial	2,230
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
11,628	10,810	—	1/28/25	Federal Funds	Flutter	818
				Effective Rate US	Entertainment Plc —
				minus 0.30% —	Monthly
				Monthly

98 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,077	$11,349	$—	1/28/25	Federal Funds	Fox Factory Holding	$741
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
17,211	16,276	—	1/28/25	Federal Funds	Franklin Resources	954
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
22,750	19,477	—	1/28/25	Federal Funds	Frasers Group Plc —	3,291
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,031	6,814	—	1/28/25	Federal Funds	Freakout Holdings	1,157
				Effective Rate US	Inc — Monthly
				minus 12.88% —
				Monthly
33,746	33,429	—	1/28/25	Federal Funds	Freshpet Inc —	351
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,894	23,040	—	1/28/25	Federal Funds	Front Yard	(125)
				Effective Rate US	Residential Corp —
				minus 0.23% —	Monthly
				Monthly
13,859	12,929	—	1/28/25	Federal Funds	Fuji Kyuko Co Ltd —	936
				Effective Rate US	Monthly
				minus 1.13% —
				Monthly
4,746	4,645	—	1/28/25	Federal Funds	Fuji Oil Holdings	106
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
4,251	3,969	—	1/28/25	Federal Funds	Fujio Food System	255
				Effective Rate US	Co Ltd — Monthly
				minus 8.88% —
				Monthly
16,802	16,617	—	1/28/25	Federal Funds	Funko Inc — Monthly	206
				Effective Rate US
				minus 0.83% —
				Monthly
9,930	8,761	—	1/28/25	Federal Funds	Furuya Metal Co	1,087
				Effective Rate US	Ltd — Monthly
				minus 12.38% —
				Monthly
6,897	6,635	—	1/28/25	Federal Funds	Fvcbankcorp Inc —	269
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 99

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,968	$1,687	$—	1/28/25	Federal Funds	Gain Capital	$(14,268)
				Effective Rate US	Holdings Inc —
				minus 0.68% —	Monthly
				Monthly
9,848	10,458	—	1/28/25	Federal Funds	Gamestop Corp —	(791)
				Effective Rate US	Monthly
				minus 20.94% —
				Monthly
26,064	24,325	—	1/28/25	Federal Funds	Gartner Inc —	1,770
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
2,644	2,402	—	1/28/25	Federal Funds	Gatechnologies Co	217
				Effective Rate US	Ltd — Monthly
				minus 10.75% —
				Monthly
16,255	15,387	—	1/28/25	Federal Funds	Gates Industrial	875
				Effective Rate US	Corp Plc — Monthly
				minus 0.23% —
				Monthly
6,955	6,652	—	1/28/25	Federal Funds	Gatx Corp —	266
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
31,831	29,441	—	1/28/25	Federal Funds	Gci Liberty Inc —	2,421
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,429	25,928	—	1/28/25	Federal Funds	Genco Shipping	(2,469)
				Effective Rate US	& Trading Ltd —
				minus 0.23% —	Monthly
				Monthly
28,306	26,349	—	1/28/25	Federal Funds	General Dynamics	1,820
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
28,622	28,750	—	1/28/25	Federal Funds	Genting Plantations	(224)
				Effective Rate US	Bhd — Monthly
				minus 5.47% —
				Monthly
24,980	24,165	—	1/28/25	Federal Funds	Genuine Parts Co —	842
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,956	19,313	—	1/28/25	Federal Funds	German American	1,544
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly

100 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,117	$6,675	$—	1/28/25	Federal Funds	Giken Ltd — Monthly	$382
				Effective Rate US
				minus 1.00% —
				Monthly
25,804	24,456	—	1/28/25	Federal Funds	Gladstone Land	1,288
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
12,290	12,031	—	1/28/25	Federal Funds	Glanbia Plc —	271
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,601	7,269	—	1/28/25	Federal Funds	Glenveagh	340
				Effective Rate US	Properties Plc —
				minus 0.30% —	Monthly
				Monthly
19,041	18,873	—	1/28/25	Federal Funds	Globant Sa —	186
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,502	25,296	—	1/28/25	Federal Funds	Globe Life Inc —	2,189
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,131	12,275	—	1/28/25	Federal Funds	Gmo Payment	865
				Effective Rate US	Gateway Inc —
				minus 0.75% —	Monthly
				Monthly
12,571	12,201	—	1/28/25	Federal Funds	Goldwin Inc —	364
				Effective Rate US	Monthly
				minus 2.13% —
				Monthly
35,035	35,921	—	1/28/25	Federal Funds	Gome Retail	(945)
				Effective Rate US	Holdings Ltd —
				minus 3.86% —	Monthly
				Monthly
19,196	17,658	—	1/28/25	Federal Funds	Granite	1,563
				Effective Rate US	Construction Inc —
				minus 0.23% —	Monthly
				Monthly
22,864	22,491	—	1/28/25	Federal Funds	Greentown Service	376
				Effective Rate US	Group Co Ltd —
				minus 1.29% —	Monthly
				Monthly
47,049	44,735	—	1/28/25	Federal Funds	Griffon Corp —	2,179
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 101

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$25,941	$24,511	$—	1/28/25	Federal Funds	Gritstone Oncology	$1,446
				Effective Rate US	Inc — Monthly
				minus 0.83% —
				Monthly
17,235	15,910	—	1/28/25	Federal Funds	Growthpoint	1,336
				Effective Rate US	Properties Ltd —
				minus 0.90% —	Monthly
				Monthly
18,125	16,592	—	1/28/25	Federal Funds	Grupo Bimbo Sab	1,545
				Effective Rate US	De Cv — Monthly
				minus 0.50% —
				Monthly
15,034	14,881	—	1/28/25	Federal Funds	Guangshen Railway	167
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
14,445	13,812	—	1/28/25	Federal Funds	Gw Pharmaceuticals	642
				Effective Rate US	Plc — Monthly
				minus 0.63% —
				Monthly
11,146	10,776	—	1/28/25	Federal Funds	Gwg Holdings Inc —	317
				Effective Rate US	Monthly
				minus 7.08% —
				Monthly
27,728	26,862	—	1/28/25	Federal Funds	Hain Celestial Group	895
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
14,038	13,580	—	1/28/25	Federal Funds	Hamamatsu	473
				Effective Rate US	Photonics Kk —
				minus 0.30% —	Monthly
				Monthly
9,616	9,126	—	1/28/25	Federal Funds	Hamborner Reit	499
				Effective Rate US	Ag — Monthly
				minus 0.30% —
				Monthly
4,747	4,477	—	1/28/25	Federal Funds	Hanmi Financial	206
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
5,324	4,821	—	1/28/25	Federal Funds	Hannon Armstrong	508
				Effective Rate US	Sustainable
				minus 0.23% —	Infrastructure
				Monthly	Capital Inc —
					Monthly
14,470	12,353	—	1/28/25	Federal Funds	Harvey Norman	2,106
				Effective Rate US	Holdings Ltd —
				minus 2.50% —	Monthly
				Monthly

102 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,806	$35,815	$—	1/28/25	Federal Funds	Helios Technologies	$1,032
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
7,531	6,709	—	1/28/25	Federal Funds	Hexagon	812
				Effective Rate US	Composites Asa —
				minus 3.13% —	Monthly
				Monthly
17,794	17,774	—	1/28/25	Federal Funds	Highwealth	(378)
				Effective Rate US	Construction
				minus 2.25% —	Corp — Monthly
				Monthly
9,297	8,965	—	1/28/25	Federal Funds	Hisamitsu	266
				Effective Rate US	Pharmaceutical
				minus 0.30% —	Co — Monthly
				Monthly
23,558	22,054	—	1/28/25	Federal Funds	Hiscox Ltd —	1,521
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
17,011	18,196	—	1/28/25	Federal Funds	Hlb Inc — Monthly	(1,614)
				Effective Rate US
				minus 30.00% —
				Monthly
15,987	14,787	—	1/28/25	Federal Funds	Hm Sampoerna Tbk	1,167
				Effective Rate US	Pt — Monthly
				minus 4.00% —
				Monthly
34,009	31,509	—	1/28/25	Federal Funds	Home Bancshares	2,293
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
24,204	22,903	—	1/28/25	Federal Funds	Homeserve Plc —	1,320
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
23,233	21,591	—	1/28/25	Federal Funds	Homestreet Inc —	1,548
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,008	16,944	—	1/28/25	Federal Funds	Homology	80
				Effective Rate US	Medicines Inc —
				minus 0.23% —	Monthly
				Monthly
11,263	10,871	—	1/28/25	Federal Funds	Hong Kong	328
				Effective Rate US	Television Network
				minus 9.38% —	Ltd — Monthly
				Monthly

PanAgora Market Neutral Fund 103

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,618	$31,783	$—	1/28/25	Federal Funds	Hope Bancorp Inc —	$1,508
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
47,167	46,150	—	1/28/25	Federal Funds	Hostess Brands	1,068
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
22,149	21,279	—	1/28/25	Federal Funds	Hulic Co Ltd —	588
				Effective Rate US	Monthly
				minus 0.33% —
				Monthly
16,726	16,160	—	1/28/25	Federal Funds	Huntington	585
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
7,685	7,291	—	1/28/25	Federal Funds	Husqvarna Ab —	402
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
26,616	25,661	—	1/28/25	Federal Funds	Hyatt Hotels Corp —	917
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,609	11,359	—	1/28/25	Federal Funds	Hyundai Heavy	(552)
				Effective Rate US	Industries Holdings
				minus 0.40% —	Co Ltd — Monthly
				Monthly
56,731	55,729	—	1/28/25	Federal Funds	Ichor Holdings Ltd —	1,071
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,388	23,924	—	1/28/25	Federal Funds	Idexx Laboratories	492
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
10,100	7,662	—	1/28/25	Federal Funds	Ignis Ltd — Monthly	2,405
				Effective Rate US
				minus 7.38% —
				Monthly
8,767	8,729	—	1/28/25	Federal Funds	Ii-Vi Inc — Monthly	49
				Effective Rate US
				minus 0.23% —
				Monthly
25,009	23,340	—	1/28/25	Federal Funds	Immersion Corp —	1,696
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

104 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,473	$9,123	$—	1/28/25	Federal Funds	Impact Hd Inc —	$997
				Effective Rate US	Monthly
				minus 40.00% —
				Monthly
11,070	10,291	—	1/28/25	Federal Funds	Infineon	644
				Effective Rate US	Technologies Ag —
				minus 0.30% —	Monthly
				Monthly
2,605	2,364	—	1/28/25	Federal Funds	Insource Co Ltd —	229
				Effective Rate US	Monthly
				minus 6.50% —
				Monthly
4,278	3,087	—	1/28/25	Federal Funds	Inspec Inc —	1,174
				Effective Rate US	Monthly
				minus 7.13% —
				Monthly
30,814	29,127	—	11/21/23	Federal Funds	Interactive Brokers	1,658
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
2,534	2,342	—	1/28/25	Federal Funds	Intercure Ltd —	140
				Effective Rate US	Monthly
				minus 24.63% —
				Monthly
7,309	6,756	—	1/27/20	Federal Funds	International Game	561
				Effective Rate US	Technology Plc —
				minus 0.23% —	Monthly
				Monthly
30,745	28,633	—	1/28/25	Federal Funds	International	1,787
				Effective Rate US	Business Machines
				minus 0.23% —	Corp — Monthly
				Monthly
27,937	27,809	—	1/28/25	Federal Funds	Invocare Ltd —	104
				Effective Rate US	Monthly
				minus 2.75% —
				Monthly
25,599	25,783	—	1/28/25	Federal Funds	Ipg Photonics	(157)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
15,146	14,164	—	1/28/25	Federal Funds	Iqe Plc — Monthly	848
				Effective Rate US
				minus 12.75% —
				Monthly
9,509	9,177	—	1/28/25	Federal Funds	Isetan Mitsukoshi	343
				Effective Rate US	Holdings Ltd —
				minus 0.30% —	Monthly
				Monthly

PanAgora Market Neutral Fund 105

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$173,173	$169,171	$—	1/28/25	Federal Funds	Ishares Msci Saudi	$4,194
				Effective Rate US	Arabia Etf — Monthly
				minus 0.23% —
				Monthly
20,022	18,746	—	1/28/25	Federal Funds	Istar Inc — Monthly	1,171
				Effective Rate US
				minus 0.23% —
				Monthly
6,787	6,342	—	1/28/25	Federal Funds	Itokuro Inc —	407
				Effective Rate US	Monthly
				minus 9.38% —
				Monthly
8,489	8,401	—	1/28/25	Federal Funds	Ituran Location	97
				Effective Rate US	And Control Ltd —
				minus 0.23% —	Monthly
				Monthly
14,289	13,735	—	1/28/25	Federal Funds	Izumi Co Ltd —	387
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
19,567	18,099	—	1/28/25	Federal Funds	Jacobs Engineering	1,475
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
18,053	17,397	—	1/28/25	Federal Funds	James Hardie	673
				Effective Rate US	Industries Plc —
				minus 0.50% —	Monthly
				Monthly
3,829	3,846	—	1/28/25	Federal Funds	Japan Elevator	(31)
				Effective Rate US	Service Holdings Co
				minus 5.50% —	Ltd — Monthly
				Monthly
22,139	21,434	—	1/28/25	Federal Funds	Jardine Matheson	726
				Effective Rate US	Hldgs Ltd — Monthly
				minus 0.35% —
				Monthly
45,474	42,004	—	1/28/25	Federal Funds	Jernigan Capital	3,517
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
14,784	13,540	—	1/28/25	Federal Funds	Jollibee Foods	1,232
				Effective Rate US	Corp — Monthly
				minus 2.50% —
				Monthly
3,760	3,595	—	1/28/25	Federal Funds	Juventus Football	110
				Effective Rate US	Club Spa — Monthly
				minus 18.00% —
				Monthly

106 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,627	$4,283	$—	1/28/25	Federal Funds	Kakaku.com Inc —	$349
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
21,405	19,420	—	1/28/25	Federal Funds	Kaleido Biosciences	1,720
				Effective Rate US	Inc — Monthly
				minus 11.28% —
				Monthly
26,848	25,900	—	1/28/25	Federal Funds	Kaman Corp —	979
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,243	9,316	—	1/28/25	Federal Funds	Kambi Group Plc —	913
				Effective Rate US	Monthly
				minus 3.63% —
				Monthly
11,217	10,751	—	1/28/25	Federal Funds	Kansai Paint Co	477
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
14,683	13,529	—	1/28/25	Federal Funds	Kawasaki Kisen	1,122
				Effective Rate US	Kaisha Ltd —
				minus 4.00% —	Monthly
				Monthly
18,655	17,838	—	1/28/25	Federal Funds	Kearny Financial	839
				Effective Rate US	Corp/Md — Monthly
				minus 0.23% —
				Monthly
12,641	12,318	—	1/28/25	Federal Funds	Keio Corp —	337
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
26,773	25,391	—	1/28/25	Federal Funds	Kerry Group Plc —	1,407
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
29,276	28,410	—	1/28/25	Federal Funds	Keurig Dr Pepper	896
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
19,909	18,891	—	1/28/25	Federal Funds	Kimberly-Clark	1,039
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
29,816	32,121	—	1/28/25	Federal Funds	Kindred Biosciences	(2,277)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 107

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,558	$33,255	$—	1/28/25	Federal Funds	Kingdee	$322
				Effective Rate US	International
				minus 0.75% —	Software Group Co
				Monthly	Ltd — Monthly
17,021	16,375	—	1/28/25	Federal Funds	Kingspan Group	656
				Effective Rate US	Plc — Monthly
				minus 0.75% —
				Monthly
22,811	21,420	—	1/28/25	Federal Funds	Kirby Corp —	1,420
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,631	21,272	—	1/28/25	Federal Funds	Knight-Swift	1,384
				Effective Rate US	Transportation
				minus 0.23% —	Holdings Inc —
				Monthly	Monthly
11,978	11,679	—	1/28/25	Federal Funds	Knorr-Bremse Ag —	312
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
3,943	3,648	—	1/28/25	Federal Funds	Kobe Bussan Co	298
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
1,435	1,471	—	1/28/25	Federal Funds	Kodiak Sciences	(35)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
12,158	17,913	—	1/28/25	Federal Funds	Komipharm	(5,778)
				Effective Rate US	International Co —
				minus 3.88% —	Monthly
				Monthly
29,914	29,011	—	1/28/25	Federal Funds	Kornit Digital Ltd —	934
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
3,454	3,224	—	1/28/25	Federal Funds	Kotobuki Spirits Co	234
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
21,759	21,853	—	1/28/25	Federal Funds	Kratos Defense &	(68)
				Effective Rate US	Security Solutions
				minus 0.23% —	Inc — Monthly
				Monthly
10,568	10,083	—	1/28/25	Federal Funds	Kumiai Chemical	497
				Effective Rate US	Industry Co Ltd —
				minus 0.30% —	Monthly
				Monthly

108 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,552	$7,295	$—	1/28/25	Federal Funds	Kuraray Co Ltd —	$125
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
4,938	5,140	—	1/28/25	Federal Funds	Kusuri No Aoki	(197)
				Effective Rate US	Holdings Co Ltd —
				minus 0.30% —	Monthly
				Monthly
4,589	4,374	—	1/28/25	Federal Funds	Kyowa Exeo Corp —	219
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
10,520	10,235	—	1/28/25	Federal Funds	Ldc Sa — Monthly	297
				Effective Rate US
				minus 0.30% —
				Monthly
3,391	3,231	—	1/28/25	Federal Funds	Lacto Japan Co	153
				Effective Rate US	Ltd — Monthly
				minus 4.25% —
				Monthly
9,613	8,743	—	1/28/25	Federal Funds	Lec Inc — Monthly	878
				Effective Rate US
				minus 0.75% —
				Monthly
23,105	20,655	—	1/28/25	Federal Funds	Legal & General	2,468
				Effective Rate US	Group Plc — Monthly
				minus 0.30% —
				Monthly
3,720	3,931	—	1/28/25	Federal Funds	Lendingclub Corp —	(206)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,674	16,825	—	1/28/25	Federal Funds	Lendingtree Inc —	869
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,637	7,369	—	1/28/25	Federal Funds	Lifestyle	276
				Effective Rate US	International
				minus 0.40% —	Holdings Ltd —
				Monthly	Monthly
48,642	47,435	—	1/28/25	Federal Funds	Lindsay Corp —	1,109
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,945	6,202	—	1/28/25	Federal Funds	Link And Motivation	685
				Effective Rate US	Inc — Monthly
				minus 7.25% —
				Monthly

PanAgora Market Neutral Fund 109

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$25,466	$24,112	$—	1/28/25	Federal Funds	Littelfuse Inc —	$1,310
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
38,101	35,151	—	1/28/25	Federal Funds	Live Oak Bancshares	2,924
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
18,256	18,464	—	1/28/25	Federal Funds	Liveramp Holdings	(186)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
11,162	11,528	—	1/28/25	Federal Funds	Livexlive Media	(463)
				Effective Rate US	Inc — Monthly
				minus 9.41% —
				Monthly
9,518	9,012	—	1/28/25	Federal Funds	Lixil Group Corp —	516
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
18,042	17,402	—	1/28/25	Federal Funds	Lotte Shopping	(66)
				Effective Rate US	Co — Monthly
				minus 0.40% —
				Monthly
18,262	16,705	—	1/28/25	Federal Funds	M & T Bank Corp —	1,446
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,461	12,915	—	1/28/25	Federal Funds	M3 Inc — Monthly	561
				Effective Rate US
				minus 0.30% —
				Monthly
49,200	47,381	—	1/28/25	Federal Funds	Macom Technology	1,878
				Effective Rate US	Solutions Holdings
				minus 0.23% —	Inc — Monthly
				Monthly
27,486	26,782	—	1/28/25	Federal Funds	Madison Square	735
				Effective Rate US	Garden Co/The —
				minus 0.23% —	Monthly
				Monthly
9,392	9,267	—	1/28/25	Federal Funds	Maeda Kosen Co	120
				Effective Rate US	Ltd — Monthly
				minus 2.25% —
				Monthly
26,122	26,436	—	1/28/25	Federal Funds	Magenta	(284)
				Effective Rate US	Therapeutics Inc —
				minus 0.23% —	Monthly
				Monthly

110 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,659	$12,273	$—	1/28/25	Federal Funds	Magnit Pjsc —	$868
				Effective Rate US	Monthly
				minus 0.50% —
				Monthly
10,878	9,519	—	1/29/20	Federal Funds	Mail.Ru Group —	1,368
				Effective Rate US	Monthly
				minus 0.50% —
				Monthly
27,602	26,405	—	1/28/25	Federal Funds	Mainstreet	1,229
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
27,256	25,697	—	1/28/25	Federal Funds	Malvern Bancorp	1,588
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
20,707	20,875	—	1/28/25	Federal Funds	Manitowoc Co Inc/	(142)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
23,798	24,552	—	1/28/25	Federal Funds	Marriott	(820)
				Effective Rate US	International Inc —
				minus 0.23% —	Monthly
				Monthly
3,390	3,238	—	1/28/25	Federal Funds	Maruwa Unyu Kikan	144
				Effective Rate US	Co Ltd — Monthly
				minus 4.00% —
				Monthly
15,205	14,484	—	1/28/25	Federal Funds	Marvell Technology	738
				Effective Rate US	Group Ltd —
				minus 0.23% —	Monthly
				Monthly
6,239	6,070	—	1/28/25	Federal Funds	Materialise Nv —	155
				Effective Rate US	Monthly
				minus 3.83% —
				Monthly
5,032	4,613	—	1/28/25	Federal Funds	Maui Land &	424
				Effective Rate US	Pineapple Co —
				minus 0.23% —	Monthly
				Monthly
5,345	5,324	—	1/28/25	Federal Funds	Maxar Technologies	24
				Effective Rate US	Inc — Monthly
				minus 0.68% —
				Monthly
7,877	7,422	—	1/28/25	Federal Funds	Meiko Electronics	414
				Effective Rate US	Co Ltd — Monthly
				minus 7.75% —
				Monthly

PanAgora Market Neutral Fund 111

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,325	$4,530	$—	1/28/25	Federal Funds	Mercari Inc —	$(212)
				Effective Rate US	Monthly
				minus 4.00% —
				Monthly
28,996	26,309	—	1/28/25	Federal Funds	Merchants Bancorp/	2,709
				Effective Rate US	In — Monthly
				minus 0.23% —
				Monthly
22,412	22,454	—	1/28/25	Federal Funds	Mettler-Toledo	(16)
				Effective Rate US	International Inc —
				minus 0.23% —	Monthly
				Monthly
11,270	10,776	—	1/28/25	Federal Funds	Mgm China Holdings	505
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
14,921	15,099	—	1/28/25	Federal Funds	Mgp Ingredients	(160)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,177	17,240	—	1/28/25	Federal Funds	Micron Technology	(55)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
29,970	29,071	—	1/28/25	Federal Funds	Middleby Corp —	930
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
38,293	36,326	—	1/28/25	Federal Funds	Midland States	1,601
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
5,722	5,296	—	1/28/25	Federal Funds	Minebea Mitsumi	432
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
7,993	7,600	—	1/28/25	Federal Funds	Misumi Group Inc —	402
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,843	9,011	—	1/28/25	Federal Funds	Mj Gleeson Plc —	(159)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
27,466	26,751	—	1/28/25	Federal Funds	Mks Instruments	692
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

112 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,638	$13,017	$—	1/28/25	Federal Funds	Moderna Inc —	$1,638
				Effective Rate US	Monthly
				minus 0.58% —
				Monthly
18,623	17,930	—	1/28/25	Federal Funds	Mohawk Industries	713
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
18,280	17,402	—	1/27/20	Federal Funds	Molina Healthcare	896
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,717	8,589	—	1/28/25	Federal Funds	Monotaro Co Ltd —	106
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
29,756	28,776	—	1/28/25	Federal Funds	Motorcar Parts	1,017
				Effective Rate US	Of America Inc —
				minus 0.23% —	Monthly
				Monthly
20,974	19,314	—	1/28/25	Federal Funds	Mowi Asa — Monthly	1,425
				Effective Rate US
				minus 0.30% —
				Monthly
9,100	7,991	—	1/28/25	Federal Funds	Mtg Co Ltd —	1,051
				Effective Rate US	Monthly
				minus 8.88% —
				Monthly
5,505	5,304	—	1/28/25	Federal Funds	Murata	207
				Effective Rate US	Manufacturing Co
				minus 0.30% —	Ltd — Monthly
				Monthly
8,826	8,344	—	1/28/25	Federal Funds	Mvb Financial	450
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
5,517	5,400	—	1/28/25	Federal Funds	Nabtesco Corp —	123
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,023	7,841	—	1/28/25	Federal Funds	Nagoya Railroad Co	191
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
10,980	10,212	—	1/28/25	Federal Funds	Nanya Technology	768
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly

PanAgora Market Neutral Fund 113

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,777	$23,213	$—	1/28/25	Federal Funds	National Express	$(419)
				Effective Rate US	Group Plc — Monthly
				minus 0.30% —
				Monthly
54,531	49,024	—	1/28/25	Federal Funds	National Storage	5,559
				Effective Rate US	Affiliates Trust —
				minus 0.23% —	Monthly
				Monthly
15,733	14,717	—	1/28/25	Federal Funds	Ncr Corp — Monthly	1,023
				Effective Rate US
				minus 0.23% —
				Monthly
5,500	5,053	—	1/28/25	Federal Funds	Nearmap Ltd —	435
				Effective Rate US	Monthly
				minus 3.64% —
				Monthly
6,892	7,497	—	1/28/25	Federal Funds	Neinor Homes Sa —	(598)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
22,982	22,396	—	1/28/25	Federal Funds	Netmarble Corp —	390
				Effective Rate US	Monthly
				minus 12.16% —
				Monthly
13,971	12,655	—	1/28/25	Federal Funds	New Age Beverages	1,202
				Effective Rate US	Corp — Monthly
				minus 14.00% —
				Monthly
23,040	22,139	—	1/28/25	Federal Funds	New York	576
				Effective Rate US	Community
				minus 0.23% —	Bancorp Inc —
				Monthly	Monthly
23,208	21,523	—	1/28/25	Federal Funds	Next Plc — Monthly	1,704
				Effective Rate US
				minus 0.30% —
				Monthly
7,578	7,084	—	1/28/25	Federal Funds	Nextage Co Ltd —	411
				Effective Rate US	Monthly
				minus 6.50% —
				Monthly
7,877	7,500	—	1/28/25	Federal Funds	Nippon Building	384
				Effective Rate US	Fund Inc — Monthly
				minus 0.30% —
				Monthly
7,441	7,302	—	1/28/25	Federal Funds	Nippon Densetsu	147
				Effective Rate US	Kogyo Co Ltd —
				minus 0.30% —	Monthly
				Monthly

114 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,728	$13,823	$—	1/28/25	Federal Funds	Nissan Shatai Co	$(81)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
9,387	8,761	—	1/28/25	Federal Funds	Nittoku Co Ltd —	511
				Effective Rate US	Monthly
				minus 16.00% —
				Monthly
40,222	39,409	—	1/28/25	Federal Funds	Nn Inc — Monthly	860
				Effective Rate US
				minus 0.23% —
				Monthly
18,494	17,291	—	1/28/25	Federal Funds	Nordson Corp —	1,179
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,095	22,622	—	1/28/25	Federal Funds	Northfield Bancorp	1,323
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
52,831	51,207	—	1/28/25	Federal Funds	Novanta Inc —	1,680
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,662	12,266	—	1/28/25	Federal Funds	Novozymes As —	222
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
25,981	21,680	—	1/28/25	Federal Funds	Nv5 Global Inc —	4,327
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,018	9,781	—	1/28/25	Federal Funds	Nws Holdings Ltd —	247
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
24,550	23,967	—	1/28/25	Federal Funds	O’Reilly Automotive	611
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
12,081	11,377	—	1/28/25	Federal Funds	Ocado Group Plc —	707
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
31,645	30,018	—	1/28/25	Federal Funds	Ocular Therapeutix	1,521
				Effective Rate US	Inc — Monthly
				minus 5.25% —
				Monthly

PanAgora Market Neutral Fund 115

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,977	$3,864	$—	1/28/25	Federal Funds	Odakyu Electric	$117
				Effective Rate US	Railway Co —
				minus 0.30% —	Monthly
				Monthly
31,371	29,620	—	1/28/25	Federal Funds	Odonate	1,783
				Effective Rate US	Therapeutics Inc —
				minus 0.23% —	Monthly
				Monthly
16,526	15,922	—	1/28/25	Federal Funds	Ollie’s Bargain	622
				Effective Rate US	Outlet Holdings
				minus 0.23% —	Inc — Monthly
				Monthly
12,730	11,910	—	1/28/25	Federal Funds	Omeros Corp —	796
				Effective Rate US	Monthly
				minus 3.38% —
				Monthly
16,689	16,962	—	1/28/25	Federal Funds	On Semiconductor	(265)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
7,836	7,528	—	1/28/25	Federal Funds	Onespaworld	293
				Effective Rate US	Holdings Ltd —
				minus 0.23% —	Monthly
				Monthly
26,588	24,694	—	1/28/25	Federal Funds	Optim Corp —	1,671
				Effective Rate US	Monthly
				minus 12.63% —
				Monthly
8,311	7,825	—	1/28/25	Federal Funds	Oracle Corp	495
				Effective Rate US	Japan — Monthly
				minus 0.30% —
				Monthly
6,113	6,857	—	1/28/25	Federal Funds	Orchard	(737)
				Effective Rate US	Therapeutics Plc —
				minus 0.23% —	Monthly
				Monthly
28,479	26,084	—	1/28/25	Federal Funds	Organogenesis	2,399
				Effective Rate US	Holdings Inc —
				minus 0.73% —	Monthly
				Monthly
26,175	24,162	—	1/28/25	Federal Funds	Origin Bancorp	1,969
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
6,785	6,159	—	1/28/25	Federal Funds	Orrstown Financial	575
				Effective Rate US	Services Inc —
				minus 0.23% —	Monthly
				Monthly

116 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$37,455	$35,921	$—	1/28/25	Federal Funds	Osi Systems Inc —	$1,576
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,126	17,597	—	1/28/25	Federal Funds	Ottogi Corp —	265
				Effective Rate US	Monthly
				minus 0.68% —
				Monthly
29,727	28,866	—	1/28/25	Federal Funds	Oxford Industries	719
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,855	5,090	—	1/28/25	Federal Funds	Pact Group Holdings	772
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
16,579	16,113	—	1/28/25	Federal Funds	Pan Pacific	454
				Effective Rate US	International
				minus 0.37% —	Holdings Corp —
				Monthly	Monthly
28,794	27,417	—	1/28/25	Federal Funds	Par Technology	1,362
				Effective Rate US	Corp — Monthly
				minus 1.73% —
				Monthly
8,045	7,597	—	1/28/25	Federal Funds	Park National	439
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
13,517	12,322	—	1/28/25	Federal Funds	Park24 Co Ltd —	(32)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,068	7,910	—	1/28/25	Federal Funds	Pdl Community	166
				Effective Rate US	Bancorp — Monthly
				minus 0.23% —
				Monthly
23,935	23,636	—	1/28/25	Federal Funds	Pearl Abyss Corp —	155
				Effective Rate US	Monthly
				minus 8.76% —
				Monthly
13,395	12,510	—	1/28/25	Federal Funds	Pebblebrook Hotel	901
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
9,252	8,463	—	1/28/25	Federal Funds	Pennsylvania Real	(121)
				Effective Rate US	Estate Investment
				minus 19.75% —	Trust — Monthly
				Monthly

PanAgora Market Neutral Fund 117

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,046	$21,399	$—	1/28/25	Federal Funds	Penske Automotive	$460
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
18,174	17,770	—	1/28/25	Federal Funds	Pepkor Holdings	412
				Effective Rate US	Ltd — Monthly
				minus 0.90% —
				Monthly
7,316	6,471	—	1/28/25	Federal Funds	Pepper Food	686
				Effective Rate US	Service Co Ltd —
				minus 25.00% —	Monthly
				Monthly
4,223	3,987	—	1/28/25	Federal Funds	Peptidream Inc —	242
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
16,942	17,029	—	1/28/25	Federal Funds	Perkinelmer Inc —	(80)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
67,517	65,894	—	1/28/25	Federal Funds	Petmed Express	921
				Effective Rate US	Inc — Monthly
				minus 1.28% —
				Monthly
16,670	15,151	—	1/28/25	Federal Funds	Pf Bakkafrost —	1,536
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
17,360	16,710	—	1/28/25	Federal Funds	Pfizer Inc — Monthly	479
				Effective Rate US
				minus 0.23% —
				Monthly
54,857	51,016	—	1/28/25	Federal Funds	Physicians Realty	3,896
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
10,623	10,301	—	1/28/25	Federal Funds	Pirelli & C Spa —	333
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
9,666	8,889	—	1/28/25	Federal Funds	Pksha Technology	648
				Effective Rate US	Inc — Monthly
				minus 15.00% —
				Monthly
7,072	7,020	—	1/28/25	Federal Funds	Polarityte Inc —	(114)
				Effective Rate US	Monthly
				minus 16.78% —
				Monthly

118 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,677	$9,179	$—	1/28/25	Federal Funds	Polynovo Ltd —	$509
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
8,422	7,792	—	1/28/25	Federal Funds	Polypipe Group	638
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
20,815	18,895	—	1/28/25	Federal Funds	Posco Chemical Co	1,553
				Effective Rate US	Ltd — Monthly
				minus 15.00% —
				Monthly
23,771	22,632	—	1/28/25	Federal Funds	Potlatchdeltic	1,167
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
10,920	9,196	—	1/28/25	Federal Funds	Powercell Sweden	1,549
				Effective Rate US	Ab — Monthly
				minus 26.63% —
				Monthly
19,301	19,311	—	1/28/25	Federal Funds	Pra Health Sciences	12
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
15,098	14,606	—	1/28/25	Federal Funds	Prada Spa —	508
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
17,118	14,645	—	1/28/25	Federal Funds	Precigen Inc. —	2,414
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
34,188	32,877	—	1/28/25	Federal Funds	Prestige Consumer	1,349
				Effective Rate US	Healthcare Inc —
				minus 0.23% —	Monthly
				Monthly
19,776	17,934	—	1/28/25	Federal Funds	Principal Financial	1,639
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
14,235	12,980	—	1/28/25	Federal Funds	Prored Partners Co	1,183
				Effective Rate US	Ltd — Monthly
				minus 8.00% —
				Monthly
23,077	22,690	—	1/28/25	Federal Funds	Prudential Bancorp	408
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 119

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,410	$10,088	$—	1/28/25	Federal Funds	Prudential Plc —	$1,322
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
10,986	10,716	—	1/28/25	Federal Funds	Prysmian Spa —	280
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
23,106	23,139	—	1/28/25	Federal Funds	Pulse Biosciences	(106)
				Effective Rate US	Inc — Monthly
				minus 3.38% —
				Monthly
17,687	18,188	—	1/29/20	Federal Funds	Quanta Services	(494)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,323	8,043	—	1/28/25	Federal Funds	Radware Ltd —	289
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,147	21,274	—	1/28/25	Federal Funds	Rafael Holdings	897
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
2,889	2,623	—	1/28/25	Federal Funds	Raksul Inc —	251
				Effective Rate US	Monthly
				minus 7.75% —
				Monthly
4,238	4,350	—	1/28/25	Federal Funds	Ramsay Generale De	(119)
				Effective Rate US	Sante — Monthly
				minus 4.00% —
				Monthly
8,146	7,454	—	1/28/25	Federal Funds	Raqualia Pharma	658
				Effective Rate US	Inc — Monthly
				minus 6.50% —
				Monthly
28,796	28,239	—	1/28/25	Federal Funds	Reata	585
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
18,985	17,678	—	1/28/25	Federal Funds	Reckitt Benckiser	1,327
				Effective Rate US	Group Plc — Monthly
				minus 0.30% —
				Monthly
3,753	3,484	—	1/28/25	Federal Funds	Recruit Holdings Co	273
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly

120 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$1,152	$1,069	$—	1/28/25	Federal Funds	Red Lion Hotels	$84
				Effective Rate US	Corp — Monthly
				minus 0.25% —
				Monthly
15,673	14,364	—	1/28/25	Federal Funds	Redefine Properties	1,319
				Effective Rate US	Ltd — Monthly
				minus 0.90% —
				Monthly
57,291	52,983	—	1/28/25	Federal Funds	Redfin Corp —	4,358
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,268	6,214	—	1/28/25	Federal Funds	Regis Corp —	62
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,715	7,669	—	1/28/25	Federal Funds	Reliance Worldwide	48
				Effective Rate US	Corp Ltd — Monthly
				minus 1.25% —
				Monthly
36,853	33,829	—	1/28/25	Federal Funds	Replimune Group	3,065
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
20,410	19,703	—	1/28/25	Federal Funds	Restaurant Group	724
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
22,736	20,139	—	1/28/25	Federal Funds	Rev Group Inc —	2,496
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,709	24,670	—	1/28/25	Federal Funds	Rhythm	63
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
5,634	4,821	—	1/28/25	Federal Funds	Ricksoft Co Ltd —	769
				Effective Rate US	Monthly
				minus 11.38% —
				Monthly
52,615	54,998	—	1/28/25	Federal Funds	Rite Aid Corp —	(2,625)
				Effective Rate US	Monthly
				minus 8.83% —
				Monthly
16,366	17,278	—	1/28/25	Federal Funds	Roadrunner	(947)
				Effective Rate US	Transportation
				minus 2.53% —	Systems Inc —
				Monthly	Monthly

PanAgora Market Neutral Fund 121

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,271	$17,029	$—	1/28/25	Federal Funds	Rockwell Medical	$2,223
				Effective Rate US	Inc — Monthly
				minus 2.67% —
				Monthly
23,006	22,270	—	1/28/25	Federal Funds	Rsa Insurance Group	753
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
15,879	16,388	—	1/28/25	Federal Funds	Rubius	(557)
				Effective Rate US	Therapeutics Inc —
				minus 5.38% —	Monthly
				Monthly
20,540	20,998	—	1/28/25	Federal Funds	Ryder System Inc —	(739)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
28,145	26,230	—	1/28/25	Federal Funds	S & T Bancorp Inc —	1,723
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,437	15,553	—	1/28/25	Federal Funds	S-Pool Inc —	714
				Effective Rate US	Monthly
				minus 10.25% —
				Monthly
10,456	9,984	—	1/28/25	Federal Funds	Sainsbury J Plc —	482
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
15,387	14,545	—	1/28/25	Federal Funds	Samsung Heavy	854
				Effective Rate US	Industries Co Ltd —
				minus 0.40% —	Monthly
				Monthly
21,792	20,646	—	1/28/25	Federal Funds	Samsung Sdi Co	1,086
				Effective Rate US	Ltd — Monthly
				minus 0.75% —
				Monthly
69,335	64,104	—	1/28/25	Federal Funds	Sandy Spring	4,680
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
6,446	6,052	—	1/28/25	Federal Funds	Sanrio Co Ltd —	390
				Effective Rate US	Monthly
				minus 2.25% —
				Monthly
10,113	10,188	—	1/28/25	Federal Funds	Sarepta	(64)
				Effective Rate US	Therapeutics Inc —
				minus 0.23% —	Monthly
				Monthly

122 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,166	$3,419	$—	1/28/25	Federal Funds	Satsuma	$(251)
				Effective Rate US	Pharmaceuticals
				minus 0.58% —	Inc — Monthly
				Monthly
3,645	3,372	—	1/28/25	Federal Funds	Scholar Rock	275
				Effective Rate US	Holding Corp —
				minus 0.23% —	Monthly
				Monthly
73,350	73,595	—	1/28/25	Federal Funds	Schwab (Charles)	(355)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
3,935	3,753	—	1/28/25	Federal Funds	Screen Holdings Co	187
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
20,670	20,490	—	1/28/25	Federal Funds	Seaboard Corp —	191
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,388	26,717	—	1/28/25	Federal Funds	Seazen Group Ltd —	695
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
7,108	6,583	—	1/28/25	Federal Funds	Sec Carbon Ltd —	468
				Effective Rate US	Monthly
				minus 10.75% —
				Monthly
11,817	11,299	—	1/28/25	Federal Funds	Sembcorp	527
				Effective Rate US	Industries Ltd —
				minus 0.75% —	Monthly
				Monthly
16,461	14,965	—	1/28/25	Federal Funds	Senseonics	1,432
				Effective Rate US	Holdings Inc —
				minus 11.37% —	Monthly
				Monthly
35,032	33,521	—	1/28/25	Federal Funds	Seritage Growth	1,541
				Effective Rate US	Properties —
				minus 0.58% —	Monthly
				Monthly
22,163	21,028	—	1/28/25	Federal Funds	Service Corp	1,157
				Effective Rate US	International/Us —
				minus 0.23% —	Monthly
				Monthly
38,823	36,174	—	1/28/25	Federal Funds	Servisfirst	2,689
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 123

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,688	$12,007	$—	1/28/25	Federal Funds	Shake Shack Inc —	$695
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,755	8,177	—	1/28/25	Federal Funds	Sharp Corp —	583
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
25,259	23,222	—	1/28/25	Federal Funds	Sharpspring Inc —	2,051
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,067	23,562	—	1/28/25	Federal Funds	Shockwave Medical	531
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,266	9,109	—	1/28/25	Federal Funds	Sia Engineering Co	158
				Effective Rate US	Ltd — Monthly
				minus 1.50% —
				Monthly
15,532	15,162	—	1/28/25	Federal Funds	Siebert Financial	323
				Effective Rate US	Corp — Monthly
				minus 5.73% —
				Monthly
8,587	7,459	—	1/28/25	Federal Funds	Signpost Corp —	1,053
				Effective Rate US	Monthly
				minus 10.63% —
				Monthly
13,600	13,598	—	1/28/25	Federal Funds	Sino Land Co —	14
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
20,533	20,428	—	1/28/25	Federal Funds	Sinopec Shanghai	(81)
				Effective Rate US	Petrochemical
				minus 15.83% —	Company Ltd —
				Monthly	Monthly
52,211	51,908	—	1/28/25	Federal Funds	Siteone Landscape	358
				Effective Rate US	Supply Inc —
				minus 0.23% —	Monthly
				Monthly
16,149	15,841	—	1/28/25	Federal Funds	Sjm Holdings Ltd —	322
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
8,030	7,644	—	1/28/25	Federal Funds	Sma Solar	370
				Effective Rate US	Technology Ag —
				minus 3.75% —	Monthly
				Monthly

124 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$50,318	$45,843	$—	1/28/25	Federal Funds	Smart Global	$4,532
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
7,396	7,085	—	1/28/25	Federal Funds	Smart Metering	288
				Effective Rate US	Systems Plc —
				minus 5.25% —	Monthly
				Monthly
20,158	19,168	—	1/28/25	Federal Funds	Smartsheet Inc —	1,010
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,648	27,746	—	1/28/25	Federal Funds	Soho China Ltd —	(71)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
3,431	3,878	—	1/28/25	Federal Funds	Solid Biosciences	(450)
				Effective Rate US	Inc — Monthly
				minus 2.68% —
				Monthly
738,567	702,432	—	1/28/25	Federal Funds	Spdr S&P 500 Etf	36,516
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
5,805	5,400	—	1/28/25	Federal Funds	Sprix Ltd — Monthly	381
				Effective Rate US
				minus 6.13% —
				Monthly
19,034	18,675	—	1/28/25	Federal Funds	Ssangyong Cement	369
				Effective Rate US	Industrial Co Ltd —
				minus 0.71% —	Monthly
				Monthly
16,324	14,464	—	1/28/25	Federal Funds	Ssp Group Plc —	1,863
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
29,462	29,269	—	1/28/25	Federal Funds	St Joe Co/The —	226
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,620	6,369	—	1/28/25	Federal Funds	Stabilus Sa —	117
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
23,848	22,729	—	1/28/25	Federal Funds	Stagecoach Group	637
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 125

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,443	$13,202	$—	1/28/25	Federal Funds	Stemline	$256
				Effective Rate US	Therapeutics Inc —
				minus 0.23% —	Monthly
				Monthly
28,519	26,533	—	1/28/25	Federal Funds	Stericycle Inc —	2,017
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,470	11,573	—	1/28/25	Federal Funds	Stmicroelectronics	909
				Effective Rate US	Nv — Monthly
				minus 0.30% —
				Monthly
11,931	11,448	—	1/28/25	Federal Funds	Stoneco Ltd —	495
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,954	7,448	—	1/28/25	Federal Funds	Stoneridge Inc —	1,516
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,469	7,013	—	1/28/25	Federal Funds	Storytel Ab —	358
				Effective Rate US	Monthly
				minus 15.38% —
				Monthly
11,636	10,919	—	1/28/25	Federal Funds	Stratus Properties	728
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
36,579	35,117	—	1/28/25	Federal Funds	Sturm Ruger & Co	1,500
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,874	8,232	—	1/28/25	Federal Funds	Suedzucker Ag —	606
				Effective Rate US	Monthly
				minus 6.88% —
				Monthly
7,596	7,441	—	1/28/25	Federal Funds	Suncity Group	44
				Effective Rate US	Holdings Ltd —
				minus 18.38% —	Monthly
				Monthly
21,594	20,124	—	1/28/25	Federal Funds	Superdry Plc —	1,488
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
29,023	28,145	—	1/28/25	Federal Funds	Suzano Sa —	892
				Effective Rate US	Monthly
				minus 1.00% —
				Monthly

126 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,290	$16,729	$—	1/28/25	Federal Funds	Sysco Corp —	$1,568
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,101	21,278	—	1/28/25	Federal Funds	T-Mobile Us Inc —	843
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
28,828	28,917	—	1/28/25	Federal Funds	Tailored Brands	(388)
				Effective Rate US	Inc — Monthly
				minus 12.38% —
				Monthly
3,730	3,581	—	1/28/25	Federal Funds	Taiyo Nippon Sanso	153
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
8,994	8,400	—	1/28/25	Federal Funds	Taiyo Yuden Co	582
				Effective Rate US	Ltd — Monthly
				minus 3.25% —
				Monthly
25,115	22,471	—	1/28/25	Federal Funds	Ted Baker Plc —	2,655
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
26,365	24,927	—	1/28/25	Federal Funds	Tejon Ranch Co —	1,466
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,400	12,752	—	1/28/25	Federal Funds	Teva	1,660
				Effective Rate US	Pharmaceutical
				minus 0.23% —	Industries Ltd —
				Monthly	Monthly
12,472	11,842	—	1/28/25	Federal Funds	Therapeuticsmd	596
				Effective Rate US	Inc — Monthly
				minus 5.37% —
				Monthly
17,931	16,866	—	1/28/25	Federal Funds	Thermo Fisher	1,072
				Effective Rate US	Scientific Inc —
				minus 0.23% —	Monthly
				Monthly
16,463	15,145	—	1/28/25	Federal Funds	Titan Machinery	1,337
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
13,226	11,867	—	1/28/25	Federal Funds	Tkp Corp — Monthly	1,135
				Effective Rate US
				minus 17.00% —
				Monthly

PanAgora Market Neutral Fund 127

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,025	$8,052	$—	1/28/25	Federal Funds	Tokai Carbon Co	$(248)
				Effective Rate US	Ltd — Monthly
				minus 5.25% —
				Monthly
15,166	14,849	—	1/28/25	Federal Funds	Toll Brothers Inc —	324
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,509	11,026	—	1/28/25	Federal Funds	Tomra Systems	493
				Effective Rate US	Asa — Monthly
				minus 0.30% —
				Monthly
27,823	26,113	—	1/28/25	Federal Funds	Tootsie Roll	1,728
				Effective Rate US	Industries Inc —
				minus 0.93% —	Monthly
				Monthly
9,675	9,624	—	1/28/25	Federal Funds	Toyo Seikan Group	61
				Effective Rate US	Holdings Ltd —
				minus 0.30% —	Monthly
				Monthly
10,034	9,319	—	1/28/25	Federal Funds	Toyo Tire Corp —	563
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
33,628	33,236	—	1/28/25	Federal Funds	Tpi Composites	412
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,848	9,239	—	1/28/25	Federal Funds	Transcontinental	584
				Effective Rate US	Realty Investors
				minus 4.78% —	Inc — Monthly
				Monthly
1,992	1,927	—	1/28/25	Federal Funds	Transenterix Inc —	49
				Effective Rate US	Monthly
				minus 9.24% —
				Monthly
7,288	7,257	—	1/28/25	Federal Funds	Treasury Wine	37
				Effective Rate US	Estates Ltd —
				minus 0.45% —	Monthly
				Monthly
28,960	28,094	—	1/28/25	Federal Funds	Tricida Inc —	898
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,156	23,341	—	1/28/25	Federal Funds	Trinity Industries	621
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

128 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,944	$9,234	$—	1/28/25	Federal Funds	Triumph Group	$701
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
10,173	9,355	—	1/28/25	Federal Funds	Truecar Inc —	831
				Effective Rate US	Monthly
				minus 0.24% —
				Monthly
1,964	1,739	—	1/28/25	Federal Funds	Tupperware Brands	230
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
15,001	13,148	—	1/28/25	Federal Funds	Turk Hava Yollari	1,823
				Effective Rate US	Ao — Monthly
				minus 3.93% —
				Monthly
25,190	25,119	—	1/28/25	Federal Funds	Twilio Inc — Monthly	100
				Effective Rate US
				minus 0.23% —
				Monthly
2,454	2,289	—	1/28/25	Federal Funds	Twin Disc Inc —	167
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
40,090	39,959	—	1/28/25	Federal Funds	Twist Bioscience	163
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
21,081	20,368	—	1/28/25	Federal Funds	Tyler Technologies	734
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
4,171	3,939	—	1/28/25	Federal Funds	Tyme Technologies	208
				Effective Rate US	Inc — Monthly
				minus 7.48% —
				Monthly
12,733	12,050	—	1/28/25	Federal Funds	Ubisoft	695
				Effective Rate US	Entertainment Sa —
				minus 0.30% —	Monthly
				Monthly
48,379	49,661	—	1/28/25	Federal Funds	Ultra Clean Holdings	(1,225)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,153	15,219	—	1/28/25	Federal Funds	Umicore Sa —	950
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 129

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,909	$6,486	$—	1/28/25	Federal Funds	Unicharm Corp —	$430
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
26,947	24,463	—	1/28/25	Federal Funds	Unilever Indonesia	2,425
				Effective Rate US	Tbk Pt — Monthly
				minus 4.00% —
				Monthly
7,717	7,465	—	1/28/25	Federal Funds	Union Bankshares	171
				Effective Rate US	Inc /Morrisville Vt —
				minus 1.88% —	Monthly
				Monthly
38,961	35,811	—	1/28/25	Federal Funds	United Bankshares	3,193
				Effective Rate US	Inc/Wv — Monthly
				minus 0.23% —
				Monthly
20,750	19,701	—	1/28/25	Federal Funds	Unity Biotechnology	1,039
				Effective Rate US	Inc — Monthly
				minus 2.13% —
				Monthly
5,625	5,413	—	1/28/25	Federal Funds	Universal	211
				Effective Rate US	Entertainment
				minus 1.88% —	Corp — Monthly
				Monthly
14,759	15,701	—	1/28/25	Federal Funds	Upwork Inc —	(925)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,419	7,234	—	1/28/25	Federal Funds	Us Ecology Inc —	1,195
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
9,414	8,041	—	1/28/25	Federal Funds	User Local Inc —	1,276
				Effective Rate US	Monthly
				minus 16.00% —
				Monthly
35,099	32,383	—	1/28/25	Federal Funds	Valley National	2,755
				Effective Rate US	Bancorp — Monthly
				minus 0.23% —
				Monthly
18,029	15,919	—	1/28/25	Federal Funds	Varta Ag — Monthly	2,127
				Effective Rate US
				minus 0.30% —
				Monthly
21,407	20,227	—	1/28/25	Federal Funds	Vbi Vaccines Inc —	1,104
				Effective Rate US	Monthly
				minus 4.52% —
				Monthly

130 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,603	$4,195	$—	1/28/25	Federal Funds	Vector Inc —	$403
				Effective Rate US	Monthly
				minus 2.75% —
				Monthly
26,576	24,322	—	1/28/25	Federal Funds	Verrica	2,283
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
23,299	21,960	—	1/28/25	Federal Funds	Vf Corp — Monthly	1,365
				Effective Rate US
				minus 0.23% —
				Monthly
14,175	14,274	—	1/28/25	Federal Funds	Viacomcbs Inc —	(78)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,361	14,490	—	1/28/25	Federal Funds	Viasat Inc — Monthly	(111)
				Effective Rate US
				minus 0.23% —
				Monthly
29,467	28,411	—	1/28/25	Federal Funds	Viavi Solutions Inc —	1,088
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,869	24,179	—	1/28/25	Federal Funds	Virnetx Holding	681
				Effective Rate US	Corp — Monthly
				minus 1.83% —
				Monthly
27,905	27,670	—	1/28/25	Federal Funds	Virtu Financial Inc —	(94)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,595	23,675	—	1/28/25	Federal Funds	Visteon Corp —	953
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,959	20,850	—	1/28/25	Federal Funds	Vmware Inc —	4,135
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,574	10,480	—	1/28/25	Federal Funds	W-Scope Corp —	969
				Effective Rate US	Monthly
				minus 12.50% —
				Monthly
27,281	25,366	—	1/28/25	Federal Funds	Washington Trust	1,944
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 131

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,030	$8,638	$—	1/28/25	Federal Funds	Washtec Ag —	$401
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
12,606	12,132	—	1/28/25	Federal Funds	Waste Connections	463
				Effective Rate US	Inc — Monthly
				minus 0.25% —
				Monthly
26,650	25,745	—	1/28/25	Federal Funds	Watsco Inc —	673
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,812	26,736	—	1/28/25	Federal Funds	Wd–40 Co —	1,002
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,853	20,884	—	1/28/25	Federal Funds	Webster Financial	1,775
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
13,799	12,855	—	1/28/25	Federal Funds	Weir Group Plc/	957
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
23,506	23,452	—	1/28/25	Federal Funds	Welbilt Inc —	81
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,359	12,053	—	1/28/25	Federal Funds	Welcia Holdings Co	(725)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
16,293	14,701	—	1/28/25	Federal Funds	Wh Smith Plc —	1,593
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
22,385	19,230	—	1/28/25	Federal Funds	William Hill Plc —	3,172
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
33,690	32,975	—	1/28/25	Federal Funds	Willscot Corp —	752
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
21,647	19,975	—	1/28/25	Federal Funds	Wintrust Financial	1,681
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

132 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,165	$16,352	$—	1/28/25	Federal Funds	Wix.com Ltd —	$(169)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,633	7,489	—	1/28/25	Federal Funds	Wm Morrison	152
				Effective Rate US	Supermarkets Plc —
				minus 0.30% —	Monthly
				Monthly
24,678	22,129	—	1/28/25	Federal Funds	Workman Co Ltd —	2,463
				Effective Rate US	Monthly
				minus 5.25% —
				Monthly
14,668	14,171	—	1/28/25	Federal Funds	World Wrestling	510
				Effective Rate US	Entertainment Inc —
				minus 0.23% —	Monthly
				Monthly
26,362	25,158	—	1/28/25	Federal Funds	Worldline Sa —	1,227
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
13,622	13,282	—	1/28/25	Federal Funds	Wynn Resorts Ltd —	233
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
39,581	37,405	—	1/28/25	Federal Funds	Xperi Corp —	2,214
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,280	23,114	—	1/28/25	Federal Funds	Yageo Corp —	4,159
				Effective Rate US	Monthly
				minus 11.75% —
				Monthly
8,977	8,774	—	1/28/25	Federal Funds	Yamashin-Filter	92
				Effective Rate US	Corp — Monthly
				minus 16.00% —
				Monthly
4,960	4,734	—	1/28/25	Federal Funds	Yamato Holdings Co	230
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
6,895	6,805	—	1/28/25	Federal Funds	Yamazaki Baking Co	24
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
16,369	15,692	—	1/28/25	Federal Funds	Yaskawa Electric	577
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 133

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$26,072	$26,761	$—	1/28/25	Federal Funds	Yihai International	$(673)
				Effective Rate US	Holding Ltd —
				minus 0.40% —	Monthly
				Monthly
6,265	5,469	—	1/28/25	Federal Funds	Youngevity	738
				Effective Rate US	International Inc —
				minus 12.61% —	Monthly
				Monthly
36,025	32,982	—	1/28/25	Federal Funds	Zagg Inc — Monthly	3,071
				Effective Rate US
				minus 0.68% —
				Monthly
23,450	20,990	—	1/28/25	Federal Funds	Zalando Se —	2,483
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
24,020	24,065	—	1/28/25	Federal Funds	Zhenro Properties	(203)
				Effective Rate US	Group Ltd —
				minus 10.25% —	Monthly
				Monthly
11,886	11,187	—	1/29/20	Federal Funds	Zhuzhou Crrc Times	709
				Effective Rate US	Electric Co Ltd —
				minus 0.40% —	Monthly
				Monthly
23,603	22,511	—	1/28/25	Federal Funds	Ziopharm Oncology	1,013
				Effective Rate US	Inc — Monthly
				minus 2.37% —
				Monthly
6,734	6,649	—	1/28/25	Federal Funds	Zooplus Ag —	82
				Effective Rate US	Monthly
				minus 2.00% —
				Monthly
12,408	11,643	—	1/28/25	Federal Funds	Zynerba	673
				Effective Rate US	Pharmaceuticals
				minus 11.71% —	Inc — Monthly
				Monthly
48,219	49,715	—	1/28/25	Federal Funds	Zynex Inc — Monthly	(2,186)
				Effective Rate US
				minus 14.53% —
				Monthly
Upfront premium received		—		Unrealized appreciation		701,077
Upfront premium (paid)		—		Unrealized (depreciation)		(761,767)
Total		$—		Total		$(60,690)

134 PanAgora Market Neutral Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$63,456	$—	$—
Units	231,009	—	—
Short-term investments	—	9,365,619	—
Totals by level	$294,465	$9,365,619	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(60,690)	$—
Totals by level	$—	$(60,690)	$—

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 135

Statement of assets and liabilities 2/29/20 (Unaudited)
ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $9,646,610)	$9,660,084
Interest and other receivables	26,971
Receivable for shares of the fund sold	1,095
Receivable for investments sold	1,362,594
Receivable from Manager (Note 2)	16,243
Unrealized appreciation on OTC swap contracts (Note 1)	701,077
Prepaid assets	41,461
Total assets	11,809,525

LIABILITIES
Payable to custodian	205,154
Payable for investments purchased	1,409,321
Payable for custodian fees (Note 2)	8,538
Payable for investor servicing fees (Note 2)	735
Payable for Trustee compensation and expenses (Note 2)	185
Payable for administrative services (Note 2)	31
Payable for distribution fees (Note 2)	3,439
Unrealized depreciation on OTC swap contracts (Note 1)	761,767
Other accrued expenses	40,802
Total liabilities	2,429,972

Net assets	$9,379,553

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$10,633,630
Total distributable earnings (Note 1)	(1,254,077)
Total — Representing net assets applicable to capital shares outstanding	$9,379,553

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($8,145,575 divided by 996,639 shares)	$8.17
Offering price per class A share (100/94.25 of $8.17)*	$8.67
Net asset value and offering price per class B share ($8,029 divided by 1,000 shares)**	$8.03
Net asset value and offering price per class C share ($8,029 divided by 1,000 shares)**	$8.03
Net asset value, offering price and redemption price per class R share
($8,125 divided by 1,000 shares)	$8.13
Net asset value, offering price and redemption price per class R6 share
($732,855 divided by 89,124 shares)	$8.22
Net asset value, offering price and redemption price per class Y share
($476,940 divided by 58,008 shares)	$8.22

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

136 PanAgora Market Neutral Fund

Statement of operations Six months ended 2/29/20 (Unaudited)
INVESTMENT INCOME
Interest	$64,912
Total investment income	64,912

EXPENSES
Compensation of Manager (Note 2)	63,304
Investor servicing fees (Note 2)	2,180
Custodian fees (Note 2)	3,086
Trustee compensation and expenses (Note 2)	212
Distribution fees (Note 2)	10,707
Administrative services (Note 2)	150
Reports to shareholders	9,717
Auditing and tax fees	27,553
Blue sky expense	45,198
Other	1,121
Fees waived and reimbursed by Manager (Note 2)	(77,237)
Total expenses	85,991

Expense reduction (Note 2)	(9)
Net expenses	85,982

Net investment loss	(21,070)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	951
Foreign currency transactions (Note 1)	(523)
Swap contracts (Note 1)	(443,262)
Total net realized loss	(442,834)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	7,287
Swap contracts	(96,571)
Total change in net unrealized depreciation	(89,284)

Net loss on investments	(532,118)

Net decrease in net assets resulting from operations	$(553,188)

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 137

Statement of changes in net assets
DECREASE IN NET ASSETS	Six months ended 2/29/20*	Year ended 8/31/19
Operations
Net investment income (loss)	$(21,070)	$68,228
Net realized gain (loss) on investments
and foreign currency transactions	(442,834)	(884,028)
Change in net unrealized appreciation (depreciation)
of investments	(89,284)	35,559
Net decrease in net assets resulting from operations	(553,188)	(780,241)
Increase (decrease) from capital share transactions (Note 4)	21,457	(22,190)
Total decrease in net assets	(531,731)	(802,431)

NET ASSETS
Beginning of period	9,911,284	10,713,715
End of period	$9,379,553	$9,911,284

* Unaudited.

The accompanying notes are an integral part of these financial statements.

138 PanAgora Market Neutral Fund

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PanAgora Market Neutral Fund 139

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)
Class A
February 29, 2020 **	$8.66	(.02)	(.47)	(.49)	—	—	$8.17	(5.66)*	$8,146	.89 *	(.23)*	—
August 31, 2019	9.32	.05	(.71)	(.66)	—	—	8.66	(7.08)	8,621	1.79	.61	—
August 31, 2018 †	10.00	(.02)	(.66)	(.68)	—	—	9.32	(6.80)*	9,275	1.69*	(.21)*	—
Class B
February 29, 2020 **	$8.53	(.05)	(.45)	(.50)	—	—	$8.03	(5.86)*	$8	1.27*	(.60)*	—
August 31, 2019	9.25	(.01)	(.71)	(.72)	—	—	8.53	(7.78)	9	2.54	(.14)	—
August 31, 2018 †	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class C
February 29, 2020 **	$8.53	(.05)	(.45)	(.50)	—	—	$8.03	(5.86)*	$8	1.27*	(.60)*	—
August 31, 2019	9.25	(.01)	(.71)	(.72)	—	—	8.53	(7.78)	9	2.54	(.14)	—
August 31, 2018 †	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class R
February 29, 2020 **	$8.62	(.03)	(.46)	(.49)	—	—	$8.13	(5.68)*	$8	1.02*	(.35)*	—
August 31, 2019	9.30	.03	(.71)	(.68)	—	—	8.62	(7.31)	9	2.04	.36	—
August 31, 2018 †	10.00	(.04)	(.66)	(.70)	—	—	9.30	(7.00)*	9	1.93*	(.45)*	—
Class R6
February 29, 2020 **	$8.70	(.01)	(.47)	(.48)	—	—	$8.22	(5.52)*	$733	.77*	(.09)*	—
August 31, 2019	9.34	.08	(.72)	(.64)	—	—	8.70	(6.85)	858	1.55	.87	—
August 31, 2018 †	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	971	1.46*	.13*	—
Class Y
February 29, 2020 **	$8.70	(.01)	(.47)	(.48)	—	—	$8.22	(5.52)*	$477	.77*	(.15)*	—
August 31, 2019	9.34	.08	(.72)	(.64)	—	—	8.70	(6.85)	399	1.54	.86	—
August 31, 2018 †	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	431	1.45*	.11*	—

* Not annualized.

** Unaudited.

† For the period September 21, 2017 (commencement of operations) to August 31, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
February 29, 2020	0.79%
August 31, 2019	1.67
August 31, 2018	3.71

The accompanying notes are an integral part of these financial statements.

140 PanAgora Market Neutral Fund	PanAgora Market Neutral Fund 141

Notes to financial statements 2/29/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2019 through February 29, 2020.

Putnam PanAgora Market Neutral Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek absolute return (i.e. positive total return in diverse market environments over time). The fund pursues its goal by investing through a diversified set of long and short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund and an affiliate of Putnam Management, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts, although it may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed-income securities, and other investment companies. The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed-income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

In addition, PanAgora may invest up to 25% of the fund’s net assets in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”).

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A shares generally are not subject to a contingent deferred sales charge and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Prior to November 25, 2019, class M shares were sold with a maximum front-end sales charge of 3.50% and were not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not

142 PanAgora Market Neutral Fund

subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units

PanAgora Market Neutral Fund 143

of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market

144 PanAgora Market Neutral Fund

daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $60,690 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,218,788 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

PanAgora Market Neutral Fund 145

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $707,076 to its fiscal year ending August 31, 2020 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2019 and August 31, 2019, and (ii) specified ordinary and currency losses recognized between November 1, 2018 and August 31, 2019).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $9,682,491, resulting in gross unrealized appreciation and depreciation of $679,401 and $762,498, respectively, or net unrealized depreciation of $83,097.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management for which PanAgora is acting as sub-adviser launched on or after the date of the fund’s management contract, as determined at the close of each business day during the month. Such annual rates may vary as follows:

1.300%	of the first $1 billion,	1.280%	of the next $2 billion and
1.290%	of the next $2 billion,	1.270%	of any excess thereafter

For the reporting period, the fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.646% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal

146 PanAgora Market Neutral Fund

year-to-date period. During the reporting period, the fund’s expenses were reduced by $77,237 as a result of this limit.

PanAgora, an affiliate of Putnam Management, is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PanAgora for its services at an annual rate of 1.00% of the average net assets of the portion of the fund managed by PanAgora.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,870	Class R	2
Class B	2	Class R6	206
Class C	2	Class Y	97
Class M	1	Total	$2,180

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $9 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $7, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the

PanAgora Market Neutral Fund 147

following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$10,587
Class B	1.00%	1.00%	42
Class C	1.00%	1.00%	42
ClassM *	1.00%	0.75%	15
Class R	1.00%	0.50%	21
Total			$10,707

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $69 and no monies from the sale of class A and class M shares, respectively, and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$270,634	$—
U.S. government securities (Long-term)	—	—
Total	$270,634	$—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 2/29/20		YEAR ENDED 8/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	1,485	$12,784	477	$4,247
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	1,485	12,784	477	4,247
Shares repurchased	(858)	(7,402)	(37)	(331)
Net increase	627	$5,382	440	$3,916

	SIX MONTHS ENDED 2/29/20		YEAR ENDED 8/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

148 PanAgora Market Neutral Fund

	SIX MONTHS ENDED 2/29/20		YEAR ENDED 8/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

	SIX MONTHS ENDED 2/29/20*		YEAR ENDED 8/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	(1,000)	(8,516)	—	—
Net increase (decrease)	(1,000)	$(8,516)	—	$—

	SIX MONTHS ENDED 2/29/20		YEAR ENDED 8/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

	SIX MONTHS ENDED 2/29/20		YEAR ENDED 8/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	5,901	$49,979	64,196	$593,268
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	5,901	49,979	64,196	593,268
Shares repurchased	(15,407)	(130,719)	(69,593)	(616,521)
Net decrease	(9,506)	$(80,740)	(5,397)	$(23,253)

	SIX MONTHS ENDED 2/29/20		YEAR ENDED 8/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	13,040	$112,817	5,555	$50,070
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	13,040	112,817	5,555	50,070
Shares repurchased	(863)	(7,486)	(5,834)	(52,923)
Net increase (decrease)	12,177	$105,331	(279)	$(2,853)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

PanAgora Market Neutral Fund 149

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class A	994,000	99.74%	$8,120,980
Class B	1,000	100.00	8,029
Class C	1,000	100.00	8,029
Class R	1,000	100.00	8,125

At the close of the reporting period, a shareholder of record owned 7.8% of the outstanding shares of the fund.

Note 5: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Beginning in January 2020, global financial markets have experienced, and may continue, to experience significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 6: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$31,200,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Receivables	$701,077	Payables	$761,767
Total		$701,077		$761,767

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(443,262)	$(443,262)
Total	$(443,262)	$(443,262)

150 PanAgora Market Neutral Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(96,571)	$(96,571)
Total	$(96,571)	$(96,571)

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co. International PLC	Total
Assets:
OTC Total return swap contracts*#	$701,077	$701,077
Total Assets	$701,077	$701,077
Liabilities:
OTC Total return swap contracts*#	$761,767	$761,767
Total Liabilities	$761,767	$761,767
Total Financial and Derivative Net Assets	$(60,690)	$(60,690)
Total collateral received (pledged)†##	$(60,690)
Net amount	$—
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$(4,218,788)	$(4,218,788)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

PanAgora Market Neutral Fund 151

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

152 PanAgora Market Neutral Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
PanAgora Asset Management, Inc.	Paul L. Joskow	and Compliance Liaison
470 Atlantic Ave.	Robert E. Patterson
Boston, MA 02210	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management	Mona K. Sutphen
100 Federal Street		Susan G. Malloy
Boston, MA 02110	Officers	Vice President and
	Robert L. Reynolds	Assistant Treasurer
Custodian	President
State Street Bank		Denere P. Poulack
and Trust Company	Robert T. Burns	Assistant Vice President, Assistant
	Vice President and	Clerk, and Assistant Treasurer
Legal Counsel	Chief Legal Officer
Ropes & Gray LLP		Janet C. Smith
	James F. Clark	Vice President,
	Vice President, Chief Compliance	Principal Financial Officer,
	Officer, and Chief Risk Officer	Principal Accounting Officer,
and Assistant Treasurer
Nancy E. Florek
	Vice President, Director of	Mark C. Trenchard
	Proxy Voting and Corporate	Vice President
Governance, Assistant Clerk,
and Assistant Treasurer

This report is for the information of shareholders of Putnam PanAgora Market Neutral Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

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SA801 320383 4/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective September 2019, the fund's investment manager, Putnam Investment Management, LLC has delegated to State Street Bank and Trust Company ("State Street"), responsibility for providing certain swap bookkeeping services to the fund.

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 29, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 29, 2020